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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-08257
number
-----------------------------------------------------------------

                       GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3003, SUMMER STREET,STAMFORD, CONNECTICUT, 06904 7900
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3003, SUMMER STREET,STAMFORD,CONNECTICUT,06904 7900
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 9/30/03
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  --------------
ANNUAL REPORT

SEPTEMBER 30, 2003


----------------------
GE INSTITUTIONAL FUNDS


[GE LOGO OMITTED]

                                                          GE INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------

FINANCIAL INFORMATION

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

     U.S. Equity Fund ...................................................    1
     S&P 500 Index Fund .................................................    5
     Value Equity Fund ..................................................   13
     Mid-Cap Value Equity Fund ..........................................   17
     Small-Cap Value Equity Fund ........................................   21
     International Equity Fund ..........................................   25
     Premier Growth Equity Fund .........................................   30
     Income Fund ........................................................   33
     Strategic Investment Fund ..........................................   42
     Money Market Fund ..................................................   50

NOTES TO PERFORMANCE ....................................................   53

NOTES TO SCHEDULES OF INVESTMENTS .......................................   55

FINANCIAL STATEMENTS

     Financial Highlights ...............................................   56
     Notes to Financial Highlights ......................................   65
     Statements of Assets and Liabilities ...............................   66
     Statements of Operations ...........................................   68
     Statements of Changes in Net Assets ................................   70
     Notes to Financial Statements ......................................   74

REPORT OF INDEPENDENT AUDITORS ..........................................   84

TAX INFORMATION .........................................................   85

ADDITIONAL INFORMATION ..................................................   86

INVESTMENT TEAM .........................................................   89


--------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                                U.S. EQUITY FUND
--------------------------------------------------------------------------------

Q&A



Q. HOW DID THE GE INSTITUTIONAL U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

A. The GE Institutional U.S. Equity Fund advanced 20.70% for the Investment Class shares and 20.38% for Service Class shares for the twelve-month period. The S&P 500 Composite Price Index advanced 24.44% and the Fund's Lipper peer group of 1,073 Large Cap Core funds returned 20.86% for the same period.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE PERIOD ENDED SEPTEMBER 30, 2003?

A. On a one-year basis, the portfolio has underperformed the S&P 500 benchmark. The primary drivers are technology, healthcare, and telecommunications services. As we have mentioned over the past year, technology stocks have led the rally, with gains of nearly 60% on a one-year basis. While the portfolio is essentially market-weight in this sector, the portfolio holdings in this sector have returned 40%, not enough to keep pace with the benchmark holdings. The underlying nuance here is that small and mid-capitalization companies, low-priced stocks, and stocks with higher betas have garnered most of the returns, at the expense of high quality, large capitalization companies. Healthcare on the other hand has lagged in the rally, with a benchmark sector return of only 11.6%. Healthcare issues have not performed as well, due to several overhangs in the pharmaceutical industry, namely the fear of regulation, product competition from generics, and lower prescription utilization trends due to a sluggish economic recovery to-date. We continue to believe this area has solid intrinsic value at current valuations. Telecommunication Services like technology has also been a sector that has returned strong price appreciation, nearly 30%. The portfolio has been slightly underweight in this area and has not matched the sector benchmark returns, although the portfolio holdings in this sector have returned 27% over the period. Again, many smaller capitalization companies and more speculative investments have done well in this area, as investors discount the bottom of this cycle in anticipation of improving business demand over the near term.

Q.  WHICH STOCKS HAVE PERFORMED WELL?

A. Solid stock selection in the Consumer Staples, Materials, and Financials sectors helped performance during the year. Consumer Staples stocks in the portfolio returned 12.9% over the year compared with the sector benchmark which returned only 8.7%. PepsiCo Inc (+26%), Wal-Mart (+14%), Sysco (+17%), Avon Products (+42%), Altria Group (+21%), and Clorox (+17%) were notable performers in the Consumer Staples sector. The S&P 500 Materials sector was up 27% over the year ended September 30, 2003, where the portfolio holdings in this area were up 31%. Strong performers included Gold related companies Newmont Mining (+43%) and Barrick Gold (+23%), Alcoa (+39%), DuPont (+15%), Praxair (+23%), and Weyerhaeuser (+38%). Financials also did well over the period with the S&P 500 benchmark stocks returning 26% and the portfolio stocks returning 26% as well.

Q.  WHICH HAVE NOT PERFORMED WELL?

A. As we mentioned above, technology, healthcare, and telecommunications services were the primary areas where portfolio stocks struggled versus the S&P 500 benchmark. In most cases within technology and telecommunication services, smaller capitalization stocks and higher beta stocks did better than the larger capitalization companies we focus on in this style neutral portfolio. In some cases it was what we did not own versus what we did own. For instance, in technology relative performance was hurt by not owning SunGard Data (+35%), Jabil Circuit (+76%), Solectron (+177%), Sanmina (+248%), PMC-Sierra (+239%), National Semiconductor (+170%), and Broadcom (+150%) to name just a few. In telecommunication services, stocks such as Sprint PCS (+192%), Nextel (+161%), and Qwest Communications (+49%) were some of the speculative issues that did well over this period.

                                                                U.S. EQUITY FUND
--------------------------------------------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
Investment Class Shares
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]

--------------------------------------------------------------------------------
                U.S. Equity Fund               S&P 500
--------------------------------------------------------------------------------
11/25/97             10000.00                  10000.00
3/98                 11529.14                  11588.04
9/98                 10628.43                  10787.78
3/99                 13467.20                  13736.24
9/99                 13632.57                  13787.49
3/00                 15585.02                  16232.04
9/00                 15363.95                  15613.45
3/01                 14001.90                  12684.93
9/01                 12677.06                  11451.14
3/02                 14231.52                  12711.00
9/02                 10486.38                   9104.81
3/03                 10919.38                   9564.02
9/03                 12656.55                  11330.01

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                                         ONE             THREE            FIVE          SINCE
                                         YEAR             YEAR            YEAR        INCEPTION*        COMMENCEMENT
---------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                        20.70%           -6.26%          3.55%          4.11%             11/25/97
---------------------------------------------------------------------------------------------------------------------
S&P 500                                 24.44%          -10.14%          0.99%          2.16%
=====================================================================================================================

--------------------------------------------------------------------------------
Service Class Shares
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]

--------------------------------------------------------------------------------
                U.S. Equity Fund               S&P 500
--------------------------------------------------------------------------------
1/3/01               10000.00                  10000.00
3/01                  9372.96                   8815.97
6/01                  9666.12                   9331.41
9/01                  8477.20                   7958.49
12/01                 9337.57                   8808.80
3/02                  9501.68                   8834.09
6/02                  8328.33                   7650.05
9/02                  6990.87                   6327.80
12/02                 7531.32                   6861.89
3/03                  7266.78                   6646.95
6/03                  8291.89                   7670.12
9/03                  8415.90                   7874.30

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------


                                          ONE             SINCE
                                         YEAR          INCEPTION*              COMMENCEMENT
-------------------------------------------------------------------------------------------
U.S. Equity Fund                        20.38%           -6.09%                    1/03/01
-------------------------------------------------------------------------------------------
S&P 500                                 24.44%           -8.32%
===========================================================================================


INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of U.S. companies.



SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $330,138
(in thousands) as of September 30, 2003


[Pie chart omitted--plot points as follows:]

Financial 22.8%
Information Technology 17.4%
Healthcare 13.8%
Consumer - Discretionary 11.2%
Industrials 9.1%
Consumer - Staples 9.0%
Energy 6.4%
Short Term 3.2%
Telecommunication Services 3.1%
Materials 2.4%
Utilities 1.6%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2003
as a % of Market Value
--------------------------------------------------------------------------------
   Citigroup Inc.                                                   4.70%
--------------------------------------------------------------------------------
   Pfizer Inc.                                                      3.78%
--------------------------------------------------------------------------------
   Microsoft Corp.                                                  3.21%
--------------------------------------------------------------------------------
   American International Group                                     2.82%
--------------------------------------------------------------------------------
   First Data Corp.                                                 2.78%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc.                                 2.76%
--------------------------------------------------------------------------------
   Exxon Mobil Corp.                                                2.59%
--------------------------------------------------------------------------------
   Johnson & Johnson                                                2.14%
--------------------------------------------------------------------------------
   PepsiCo Inc.                                                     2.00%
--------------------------------------------------------------------------------
   United Technologies Corp.                                        1.94%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                                U.S. EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------

U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.3%+
--------------------------------------------------------------------------------


CONSUMER - DISCRETIONARY -- 11.4%

Best Buy Co. Inc. .................    5,585    $  265,399(a)
Carnival Corp. ....................   87,020     2,862,088
Catalina Marketing Corp. ..........   49,317       749,125(a,j)
Comcast Corp. (Class A Special) ...  211,293     6,241,595(a)
Comcast Corp. (Class A) ...........   18,803       580,637(a)
eBay Inc. .........................    9,100       486,941(a)
Gannett Co. Inc. ..................    9,601       744,654
Harley-Davidson Inc. ..............    2,706       130,429(j)
Home Depot Inc. ...................  178,590     5,688,092
InterActiveCorp. ..................    5,972       197,375(a,j)
Liberty Media Corp. (Series A) ....  618,237     6,163,823(a)
Lowe's Cos. Inc. ..................   11,111       576,661
Omnicom Group .....................   12,820       921,117
Target Corp. ......................  133,575     5,026,427
Time Warner Inc. ..................  102,563     1,549,727(a)
UnitedGlobalCom Inc. (Class A) ....    7,977        48,739(a,j)
Viacom Inc. (Class B) .............  108,241     4,145,630
Walt Disney Co. ...................   33,339       672,448
                                                37,050,907

CONSUMER - STAPLES -- 9.1%

Altria Group Inc. .................   22,465       983,967
Anheuser-Busch Cos. Inc. ..........   28,490     1,405,697
Avon Products Inc. ................   15,678     1,012,172
Clorox Co. ........................   55,247     2,534,180
Colgate-Palmolive Co. .............   35,264     1,970,905
General Mills Inc. ................   39,305     1,850,086
Kimberly-Clark Corp. ..............   50,142     2,573,287
PepsiCo Inc. ......................  144,180     6,607,769
Procter & Gamble Co. ..............   25,919     2,405,802
Sara Lee Corp. ....................   37,051       680,256
Sysco Corp. .......................   36,469     1,192,901
The Gillette Co. ..................   23,318       745,710
Wal-Mart Stores Inc. ..............  100,386     5,606,558
                                                29,569,290

ENERGY -- 6.5%

Baker Hughes Inc. .................   23,646       699,685
BP PLC. ADR .......................   22,793       959,585
Burlington Resources Inc. .........   50,819     2,449,476
ConocoPhillips ....................   51,281     2,807,635
EnCana Corp. ......................   46,723     1,699,783
Exxon Mobil Corp. .................  233,190     8,534,754
Nabors Industries Ltd. ............   35,547     1,324,481(a)
Schlumberger Ltd. .................   57,444     2,780,290
                                                21,255,689


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


FINANCIAL -- 23.1%

AFLAC Inc. .......................    25,025  $    808,307
American Express Co. .............    89,607     4,037,691
American International Group         161,327     9,308,568(h)
Bank of America Corp. ............    35,050     2,735,302
Bank One Corp. ...................    29,575     1,143,074
Berkshire Hathaway Inc.
   (Class B) .....................       700     1,747,200(a)
Citigroup Inc. ...................   340,622    15,501,707(h)
Federal Home Loan
   Mortgage Corp. ................    19,373     1,014,177
Federal National
   Mortgage Assoc. ...............   129,716     9,106,063
FleetBoston Financial Corp. ......    26,215       790,382
Goldman Sachs Group Inc. .........     5,527       463,715
Hartford Financial Services
   Group Inc. ....................    45,588     2,399,296
JP Morgan Chase & Co. ............    38,461     1,320,366
Lincoln National Corp. ...........    26,495       937,393
Marsh & McLennan Cos. Inc. .......    84,744     4,034,662
Mellon Financial Corp. ...........    78,062     2,352,789
Morgan Stanley ...................    33,616     1,696,263
Prudential Financial Inc. ........    21,367       798,271
SLM Corp. ........................     9,100       354,536
State Street Corp. ...............    95,266     4,286,970(e)
The Allstate Corp. ...............    56,519     2,064,639
Travelers Property Casualty
   Corp. (Class B) ...............    26,210       416,215
US Bancorp .......................    93,151     2,234,692
Wachovia Corp. ...................    61,082     2,515,968
Wells Fargo & Co. ................    56,984     2,934,676
                                                75,002,922

HEALTHCARE -- 14.0%

Abbott Laboratories ..............    96,404     4,101,990
Amgen Inc. .......................     9,670       624,392(a)
Cardinal Health Inc. .............    95,266     5,562,582
Cigna Corp. ......................     7,130       318,354
DENTSPLY International Inc. ......    28,438     1,275,160
HCA Inc. .........................     7,977       294,032
Johnson & Johnson ................   142,570     7,060,066
Lincare Holdings Inc. ............    79,625     2,918,256(a,j)
Merck & Co. Inc. .................    68,818     3,483,567
Pfizer Inc. ......................   410,812    12,480,469
UnitedHealth Group Inc. ..........    20,228     1,017,873
WebMD Corp. ......................    16,494       147,126(a,j)
Wyeth ............................   135,080     6,227,188
                                                45,511,055

INDUSTRIALS -- 9.3%

Burlington Northern
   Santa Fe Corp. ................    37,037     1,069,258
Danaher Corp. ....................    27,499     2,031,076
Deere & Co. ......................    34,757     1,852,896


------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                                U.S. EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Dover Corp. ........................  82,469 $   2,916,929
Eaton Corp. ........................   9,402       833,205
Emerson Electric Co. ...............  11,396       599,999
Equifax Inc. .......................  63,701     1,418,621
General Dynamics Corp. .............  24,786     1,934,795
Lockheed Martin Corp. ..............  35,612     1,643,494
Northrop Grumman Corp. .............  15,242     1,314,165
Pitney Bowes Inc. ..................  21,367       818,783
Raytheon Co. .......................  28,205       789,740
3M Co. .............................  41,428     2,861,432
Tyco International Ltd. ............   7,109       145,237
Union Pacific Corp. ................  29,344     1,706,940
United Technologies Corp. ..........  82,970     6,411,922
Waste Management Inc. ..............  68,251     1,786,129
                                                30,134,621

INFORMATION TECHNOLOGY -- 17.6%

Analog Devices Inc. ................  80,626     3,065,401(a)
Applied Materials Inc. ............. 110,054     1,996,380(a)
Automatic Data Processing ..........  57,160     2,049,186
BMC Software Inc. ..................  21,887       304,886(a)
Certegy Inc. .......................  54,316     1,744,087
Cisco Systems Inc. ................. 238,754     4,665,253(a)
Concord EFS Inc. ...................   8,360       114,281(a)
Dell Inc. ..........................  98,750     3,297,262(a)
Electronic Data Systems Corp. ......  19,373       391,335(j)
First Data Corp. ................... 229,776     9,181,849
Intel Corp. ........................ 182,286     5,014,688
International Business
   Machines Corp. ..................  48,345     4,270,314
Intuit Inc. ........................  71,265     3,437,824(a)
Microsoft Corp. .................... 381,066    10,589,824
Molex Inc. (Class A) ............... 109,315     2,682,590
Oracle Corp. ....................... 231,051     2,592,392(a)
Paychex Inc. .......................   9,953       337,705
Unisys Corp. .......................  87,751     1,187,271(a,j)
Yahoo! Inc. ........................  10,806       382,316(a)
                                                57,304,844

MATERIALS -- 2.5%

Alcoa Inc. .........................  36,467       953,977
Barrick Gold Corp. .................  54,135     1,019,362
E.I. du Pont de Nemours
   and Co. .........................  18,518       740,905
Newmont Mining Corp. ...............  41,310     1,614,808
Praxair Inc. .......................  25,926     1,606,116
Rohm & Haas Co. ....................  25,926       867,225
Weyerhaeuser Co. ...................  21,937     1,282,218
                                                 8,084,611

TELECOMMUNICATION SERVICES -- 3.1%

AT&T Corp. .........................  45,583       982,314
SBC Communications Inc. ............  69,810     1,553,272
Verizon Communications Inc. ........  96,580     3,133,055
Vodafone Group PLC. ADR ............ 224,090     4,537,823
                                                10,206,464

--------------------------------------------------------------------------------
                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------------------------

UTILITIES -- 1.7%

Dominion Resources Inc. ...........   39,303  $  2,432,856
Duke Energy Corp. .................   11,396       202,963
Entergy Corp. .....................   21,651     1,172,402
Exelon Corp. ......................   25,641     1,628,203
                                                 5,436,424

TOTAL INVESTMENT IN SECURITIES
   (COST $319,098,502) ............            319,556,827



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.3%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund ............... 5,130,921     5,130,921(l)
State Street Navigator Securities
   Lending Prime Portfolio ....... 5,450,687     5,450,687(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $10,581,608) ............              10,581,608


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (1.6%) ....................              (5,258,601)
                                              ------------


NET ASSETS -- 100%                            $324,879,834
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The U.S. Equity Fund had the following long futures contracts open at September 30, 2003:

                           NUMBER     CURRENT
              EXPIRATION     OF      NOTIONAL    UNREALIZED
DESCRIPTION      DATE     CONTRACTS    VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      December 2003    6     $1,491,150    $(33,975)
--------------------------------------------------------------------------------


------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
--------------------------------------------------------------------------------

Q&A

Q. HOW DID THE GE INSTITUTIONAL S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003?

A. The GE Institutional S&P 500 Index Fund advanced 24.34% for the twelve-month period. The S&P 500 Composite Price Index advanced 24.44% and the Fund's Lipper peer group of 173 S&P 500 Index funds returned 23.53% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Although not quite as impressive as the second quarter returns, the equity markets posted nice gains in the third quarter as liquidity remained plentiful and economic indicators, although softening a bit at the end of September, pointed to a strong second half of the year. The continued positive outlook for the global economy, and signs that capital spending is increasing, have helped all S&P sectors to positive returns for the past year.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. We are utilizing a full replication strategy to manage the GE Institutional S&P 500 Fund. With this strategy, all 500 constituents of the S&P 500 Index are owned by the Fund in the approximate capitalization weight of the Index. Cash is generally held to less than 5% of the total portfolio value, and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of September 30, 2003, the four largest sectors in the S&P 500 Index were Financials (20.8%), Information Technology (17.6%), HealthCare (13.8%) and Consumer Staples (11.5%).

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The Fund underperformed its benchmark slightly due to the investment of Fund cash flows, and Fund fees and expenses.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The top five returning stocks for the last twelve months were Avaya Inc (+662%), Corning Inc (+488%), Williams Co (+318%), Yahoo Inc (+269%) and Citrix Systems (+266%). The bottom five returning stocks for the past year were Tenet Healthcare (-70%), TXU Corp (-42%), Cigna Corp (-35%), Allegheny Energy (-30%) and Dillard's Inc (-29%). The highest returning sector for the last twelve months was Information Technology (+35%) followed by Financials (+16%). The lowest returning sectors were Consumer Staples (+2%) and HealthCare (+7%).

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE QUARTER AND WHY?

A. During the 3rd quarter of 2003, there were three index changes announced by Standard & Poors that impacted the Fund. The additions to the S&P 500 were ProLogis (Jul 16), Medco Health Solutions (Aug 19), and Express Scripts (Sep
    25). The deletions for the quarter were Mirant Corp (Jul 16), McDermott Intl (Aug 19), and Quintiles Transnational (Sep 25).

                                                              S&P 500 INDEX FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]

--------------------------------------------------------------------------------

               S&P 500 Index Fund              S&P 500
--------------------------------------------------------------------------------
11/25/97             10000.00                  10000.00
3/98                 11643.72                  11588.04
9/98                 10862.80                  10787.78
3/99                 13888.39                  13736.24
9/99                 13949.31                  13787.49
3/00                 16475.47                  16232.04
9/00                 15878.84                  15613.45
3/01                 12901.19                  12684.93
9/01                 11618.01                  11451.14
3/02                 12868.15                  12711.00
9/02                  9208.40                   9104.81
3/03                  9682.37                   9564.02
9/03                 11449.31                  11330.01

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                                          ONE             THREE           FIVE         SINCE
                                         YEAR             YEAR            YEAR       INCEPTION*         COMMENCEMENT
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                      24.34%          -10.33%          1.06%          2.34%             11/25/97
---------------------------------------------------------------------------------------------------------------------
S&P 500                                 24.44%          -10.14%          0.99%          2.16%
=====================================================================================================================


INVESTMENT PROFILE

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing primarily in equity securities of companies contained in that Index.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $82,310
(in thousands) as of September 30, 2003

[Pie chart omitted--plot points as follows:]

Financial 20.0%
Information Technology 16.9%
Healthcare 13.3%
Consumer - Staples 11.0%
Consumer - Discretionary 10.6%
Industrials 10.2%
Energy 5.5% Short Term 3.7%
Telecommunication Services 3.3%
Utilities 2.8% Materials 2.7%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2003
as a % of Market Value
--------------------------------------------------------------------------------
   Microsoft Corp.                                                  3.14%
--------------------------------------------------------------------------------
   General Electric Co.                                             3.13%
--------------------------------------------------------------------------------
   Wal-Mart Stores Inc.                                             2.55%
--------------------------------------------------------------------------------
   Exxon Mobil Corp.                                                2.54%
--------------------------------------------------------------------------------
   Pfizer Inc.                                                      2.48%
--------------------------------------------------------------------------------
   Citigroup Inc.                                                   2.46%
--------------------------------------------------------------------------------
   Intel Corp.                                                      1.88%
--------------------------------------------------------------------------------
   International Business Machines Corp.                            1.60%
--------------------------------------------------------------------------------
   American International Group                                     1.57%
--------------------------------------------------------------------------------
   Johnson & Johnson                                                1.54%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                              S&P 500 INDEX FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.2%+
--------------------------------------------------------------------------------


CONSUMER - DISCRETIONARY -- 10.7%

American Greetings (Class A) ......      600   $    11,658(a)
Autonation Inc. ...................    2,400        42,096(a)
Autozone Inc. .....................      800        71,624(a)
Bed Bath & Beyond Inc. ............    2,500        95,450(a)
Best Buy Co. Inc. .................    2,800       133,056(a)
Big Lots Inc. .....................    1,100        17,391(a)
Black & Decker Corp. ..............      700        28,385
Brunswick Corp. ...................      700        17,976
Carnival Corp. ....................    5,400       177,606
Centex Corp. ......................      500        38,940
Circuit City Stores Inc. ..........    2,000        19,060
Clear Channel
   Communications Inc. ............    5,300       202,990
Comcast Corp. (Class A) ...........   19,359       597,806(a)
Cooper Tire & Rubber Co. ..........      700        11,109
Dana Corp. ........................    1,500        23,145
Darden Restaurants Inc. ...........    1,350        25,650
Delphi Corp. ......................    4,718        42,698
Dillard's Inc. (Class A) ..........      800        11,184
Dollar General Corp. ..............    2,841        56,820
Dow Jones & Co. Inc. ..............      700        33,145
Eastman Kodak Co. .................    2,400        50,256
eBay Inc. .........................    5,500       294,305(a)
Family Dollar Stores ..............    1,500        59,835
Federated Department Stores .......    1,600        67,040
Ford Motor Co. ....................   15,877       170,995
Fortune Brands Inc. ...............    1,300        73,775
Gannett Co. Inc. ..................    2,300       178,388
General Motors Corp. ..............    4,812       196,955
Genuine Parts Co. .................    1,500        47,970
Harley-Davidson Inc. ..............    2,600       125,320
Harrah's Entertainment Inc.              900        37,899
Hasbro Inc. .......................    1,550        28,954
Hilton Hotels Corp. ...............    3,200        51,904
Home Depot Inc. ...................   19,800       630,630
International Game Technology .....    2,900        81,635
Interpublic Group of Cos. Inc. ....    3,300        46,596
JC Penney Co. Inc. ................    2,300        49,151
Johnson Controls Inc. .............      800        75,680
Jones Apparel Group Inc. ..........    1,100        32,923
KB Home ...........................      400        23,864
Knight-Ridder Inc. ................      700        46,690
Kohl's Corp. ......................    2,900       155,150(a)
Leggett & Platt Inc. ..............    1,600        34,608
Limited Brands ....................    4,416        66,593
Liz Claiborne Inc. ................      900        30,645
Lowe's Cos. Inc. ..................    6,800       352,920



--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Marriott International Inc.
   (Class A) ......................    2,000 $      86,060
Mattel Inc. .......................    3,700        70,152
Maytag Corp. ......................      600        14,982
McDonald's Corp. ..................   11,000       258,940
Meredith Corp. ....................      400        18,468
New York Times Co. (Class A) ......    1,300        56,498
Newell Rubbermaid Inc. ............    2,315        50,166
Nike Inc. (Class B) ...............    2,300       139,886
Nordstrom Inc. ....................    1,100        27,291
Office Depot Inc. .................    2,600        36,530(a)
Omnicom Group .....................    1,600       114,960
Pulte Homes Inc. ..................      500        34,005
RadioShack Corp. ..................    1,400        39,774
Reebok International Ltd. .........      600        20,058
Sears Roebuck and Co. .............    2,400       104,952
Snap-On Inc. ......................      500        13,825
Staples Inc. ......................    4,300       102,125(a)
Starbucks Corp. ...................    3,300        95,040(a)
Starwood Hotels & Resorts
   Worldwide Inc.
   (Class B) (REIT) ...............    1,700        59,160
Target Corp. ......................    7,800       293,514
The Gap Inc. ......................    7,762       132,885
The Goodyear Tire & Rubber Co. ....    1,600        10,512
The May Department Stores Co. .....    2,400        59,112
The McGraw-Hill Cos. Inc. .........    1,700       105,621
The Sherwin-Williams Co. ..........    1,200        35,292
The Stanley Works .................      700        20,664
Tiffany & Co. .....................    1,200        44,796
Time Warner Inc. ..................   38,950       588,535(a,h)
TJX Cos. Inc. .....................    4,300        83,506
Toys R US Inc. ....................    1,800        21,654(a)
Tribune Co. .......................    2,682       123,104
Tupperware Corp. ..................      500         6,690
Univision Communications
   Inc. (Class A) .................    2,800        89,404(a)
VF Corp. ..........................      900        35,019
Viacom Inc. (Class B) .............   15,131       579,517
Visteon Corp. .....................    1,189         7,847
Walt Disney Co. ...................   17,600       354,992
Wendy's International Inc. ........    1,000        32,300
Whirlpool Corp. ...................      600        40,662
Yum! Brands Inc. ..................    2,500        74,050(a)
                                                 8,751,018

CONSUMER - STAPLES -- 11.2%

Alberto-Culver Co. (Class B) ......      500        29,410
Albertson's Inc. ..................    3,241        66,667
Altria Group Inc. .................   17,500       766,500(h)
Anheuser-Busch Cos. Inc. ..........    7,100       350,314
Archer-Daniels-Midland Co. ........    5,408        70,899
Avon Products Inc. ................    2,000       129,120
Brown-Forman Corp. (Class B) ......      500        39,560
Campbell Soup Co. .................    3,500        92,750
Clorox Co. ........................    1,900        87,153
Coca-Cola Enterprises Inc. ........    3,800        72,428



------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Colgate-Palmolive Co. .............    4,600  $    257,094
ConAgra Foods Inc. ................    4,700        99,828
Coors (Adolph) (Class B) ..........      300        16,128
Costco Wholesale Corp. ............    3,900       121,212(a)
CVS Corp. .........................    3,400       105,604
General Mills Inc. ................    3,200       150,624
Hershey Foods Corp. ...............    1,100        79,948
HJ Heinz Co. ......................    3,000       102,840
Kellogg Co. .......................    3,500       116,725
Kimberly-Clark Corp. ..............    4,400       225,808
Kroger Co. ........................    6,400       114,368(a)
McCormick & Co. Inc. ..............    1,200        32,904
Pepsi Bottling Group Inc. .........    2,300        47,334
PepsiCo Inc. ......................   14,910       683,325
Procter & Gamble Co. ..............   11,200     1,039,584
RJ Reynolds Tobacco
   Holdings Inc. ..................      700        27,678
Safeway Inc. ......................    3,800        87,172(a)
Sara Lee Corp. ....................    6,606       121,286
Supervalu Inc. ....................    1,100        26,246
Sysco Corp. .......................    5,600       183,176
The Coca-Cola Co. .................   21,200       910,752(h)
The Gillette Co. ..................    8,800       281,424
UST Inc. ..........................    1,400        49,252
Walgreen Co. ......................    8,800       269,632
Wal-Mart Stores Inc. ..............   37,600     2,099,960
Winn-Dixie Stores Inc. ............    1,300        12,545
WM Wrigley Jr. Co. ................    1,900       105,070
                                                 9,072,320

ENERGY -- 5.5%

Amerada Hess Corp. ................      800        40,080
Anadarko Petroleum Corp. ..........    2,137        89,241
Apache Corp. ......................    1,406        97,492
Ashland Inc. ......................      600        19,710
Baker Hughes Inc. .................    2,870        84,923
BJ Services Co. ...................    1,300        44,421(a)
Burlington Resources Inc. .........    1,700        81,940
ChevronTexaco Corp. ...............    9,225       659,126
ConocoPhillips ....................    5,832       319,302
Devon Energy Corp. ................    1,964        94,645
EOG Resources Inc. ................    1,000        41,740
Exxon Mobil Corp. .................   57,216     2,094,106(h)
Halliburton Co. ...................    3,700        89,725
Kerr-McGee Corp. ..................      900        40,176
Marathon Oil Corp. ................    2,600        74,100
Nabors Industries Ltd. ............    1,300        48,438(a)
Noble Corp. .......................    1,100        37,389(a)
Occidental Petroleum Corp. ........    3,300       116,259
Rowan Cos. Inc. ...................      900        22,122(a)
Schlumberger Ltd. .................    5,000       242,000
Sunoco Inc. .......................      700        28,154
Transocean Inc. ...................    2,651        53,020(a)
Unocal Corp. ......................    2,200        69,344
                                                 4,487,453

--------------------------------------------------------------------------------
                                     NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


FINANCIAL -- 20.2%

ACE Ltd. ..........................    2,400  $     79,392
AFLAC Inc. ........................    4,400       142,120
AMBAC Financial Group Inc. ........      950        60,800
American Express Co. ..............   11,100       500,166(h)
American International Group ......   22,438     1,294,673(h)
AmSouth Bancorp ...................    3,000        63,660
AON Corp. .........................    2,600        54,210
Apartment Investment &
   Management Co.
   (Class A) (REIT) ...............      800        31,488
Bank of America Corp. .............   12,903     1,006,950(h)
Bank One Corp. ....................    9,764       377,379
BB&T Corp. ........................    4,600       165,186
Capital One Financial Corp. .......    2,000       114,080
Charter One Financial Inc. ........    1,873        57,314
Chubb Corp. .......................    1,600       103,808
Cincinnati Financial Corp. ........    1,400        55,944
Citigroup Inc. ....................   44,413     2,021,236
Comerica Inc. .....................    1,550        72,230
Countrywide Financial Corp. .......    1,200        93,936
Equity Office Properties
   Trust (REIT) ...................    3,400        93,602
Equity Residential (REIT) .........    2,300        67,344
Federal Home Loan
   Mortgage Corp. .................    6,000       314,100
Federal National
   Mortgage Assoc. ................    8,400       589,680
Federated Investors Inc.
   (Class B) ......................      900        24,930
Fifth Third Bancorp ...............    4,919       272,857
First Tennessee National Corp. ....    1,100        46,706
FleetBoston Financial Corp. .......    9,081       273,792
Franklin Resources Inc. ...........    2,200        97,262
Golden West Financial Corp. .......    1,300       116,363
Goldman Sachs Group Inc. ..........    4,100       343,990
Hartford Financial Services
   Group Inc. .....................    2,400       126,312
Huntington Bancshares Inc. ........    1,878        37,166
Janus Capital Group Inc. ..........    2,000        27,940
Jefferson-Pilot Corp. .............    1,250        55,475
John Hancock Financial
   Services Inc. ..................    2,500        84,500
JP Morgan Chase & Co. .............   17,520       601,462
Keycorp ...........................    3,600        92,052
Lehman Brothers Holdings Inc. .....    2,100       145,068
Lincoln National Corp. ............    1,500        53,070
Loews Corp. .......................    1,600        64,592
Marsh & McLennan Cos. Inc. ........    4,600       219,006
Marshall & Ilsley Corp. ...........    1,900        59,888
MBIA Inc. .........................    1,300        71,461
MBNA Corp. ........................   11,075       252,510
Mellon Financial Corp. ............    3,700       111,518
Merrill Lynch & Co. Inc. ..........    8,100       433,593
Metlife Inc. ......................    6,500       182,325



-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE

MGIC Investment Corp. .............      900  $     46,863
Moody's Corp. .....................    1,300        71,461
Morgan Stanley ....................    9,400       474,324
National City Corp. ...............    5,300       156,138
North Fork Bancorporation Inc. ....    1,300        45,175
Northern Trust Corp. ..............    1,900        80,636
Plum Creek Timber Co.
   Inc. (REIT) ....................    1,500        38,160
PNC Financial Services
   Group Inc. .....................    2,400       114,192
Principal Financial Group .........    2,800        86,772
Prologis (REIT) ...................    1,500        45,375
Providian Financial Corp. .........    2,400        28,296(a)
Prudential Financial Inc. .........    4,700       175,592
Regions Financial Corp. ...........    1,900        65,075
Safeco Corp. ......................    1,200        42,312
Simon Property Group
   Inc. (REIT) ....................    1,700        74,086
SLM Corp. .........................    3,900       151,944
SouthTrust Corp. ..................    2,900        85,231
St. Paul Co. Inc. .................    2,000        74,060
State Street Corp. ................    2,900       130,500(e)
SunTrust Banks Inc. ...............    2,400       144,888
Synovus Financial Corp. ...........    2,600        64,974
T Rowe Price Group Inc. ...........    1,100        45,386
The Allstate Corp. ................    6,100       222,833
The Bank of New York Co. Inc. .....    6,600       192,126
The Bear Stearns Cos. Inc. ........      820        61,336
The Charles Schwab Corp. ..........   11,700       139,347
The Progressive Corp. .............    1,900       131,309
Torchmark Corp. ...................    1,000        40,640
Travelers Property Casualty
   Corp. (Class B) ................    8,552       135,806
Union Planters Corp. ..............    1,700        53,788
UnumProvident Corp. ...............    2,446        36,127
US Bancorp ........................   16,506       395,979
Wachovia Corp. ....................   11,510       474,097
Washington Mutual Inc. ............    7,933       312,322
Wells Fargo & Co. .................   14,500       746,750
XL Capital Ltd. ...................    1,200        92,928
Zions Bancorporation ..............      800        44,680
                                                16,474,644

HEALTHCARE -- 13.4%

Abbott Laboratories ...............   13,500       574,425(h)
Aetna Inc. ........................    1,300        79,339
Allergan Inc. .....................    1,100        86,603
AmerisourceBergen Corp. ...........    1,022        55,239
Amgen Inc. ........................   11,176       721,634(a)
Anthem Inc. .......................    1,200        85,596(a)
Applera Corp. - Applied
   Biosystems Group ...............    1,700        37,927
Bausch & Lomb Inc. ................      500        22,075
Baxter International Inc. .........    5,300       154,018
Becton Dickinson & Co. ............    2,200        79,464

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Biogen Inc. .......................    1,300  $     49,699(a)
Biomet Inc. .......................    2,225        74,782
Boston Scientific Corp. ...........    3,600       229,680(a)
Bristol-Myers Squibb Co. ..........   16,700       428,522
Cardinal Health Inc. ..............    3,875       226,261
Chiron Corp. ......................    1,600        82,704(a)
Cigna Corp. .......................    1,200        53,580
CR Bard Inc. ......................      500        35,500
Eli Lilly & Co. ...................    9,700       576,180(h)
Express Scripts Inc. ..............      700        42,805(a)
Forest Laboratories Inc. ..........    3,200       164,640(a)
Genzyme Corp-Genl Division ........    1,900        87,875(a)
Guidant Corp. .....................    2,700       126,495
HCA Inc. ..........................    4,300       158,498
Health Management Associates
   Inc. (Class A) .................    2,000        43,620
Humana Inc. .......................    1,300        23,465(a)
IMS Health Inc. ...................    1,988        41,947
Johnson & Johnson .................   25,568     1,266,127(h)
King Pharmaceuticals Inc. .........    1,966        29,785(a)
Manor Care Inc. ...................      700        21,000
McKesson Corp. ....................    2,444        81,361
Medco Health Solutions Inc. .......    2,294        59,494(a)
Medimmune Inc. ....................    2,100        69,321(a)
Medtronic Inc. ....................   10,500       492,660
Merck & Co. Inc. ..................   19,300       976,966
Millipore Corp. ...................      400        18,424(a)
Pfizer Inc. .......................   67,069     2,037,556(h)
Quest Diagnostics .................      900        54,576(a)
Schering-Plough Corp. .............   12,700       193,548
St. Jude Medical Inc. .............    1,500        80,655(a)
Stryker Corp. .....................    1,700       128,027
Tenet Healthcare Corp. ............    3,900        56,472(a)
UnitedHealth Group Inc. ...........    5,100       256,632
Watson Pharmaceuticals Inc. .......      900        37,521(a)
WellPoint Health Networks .........    1,300       100,204(a)
Wyeth .............................   11,500       530,150(h)
Zimmer Holdings Inc. ..............    1,990       109,649(a)
                                                10,942,701

INDUSTRIALS -- 10.3%

Allied Waste Industries Inc. ......    1,900        20,520(a)
American Power Conversion .........    1,600        27,424
American Standard Cos. Inc. .......      600        50,550(a)
Apollo Group Inc. (Class A) .......    1,500        99,045(a)
Avery Dennison Corp. ..............    1,000        50,520
Burlington Northern
   Santa Fe Corp. .................    3,200        92,384
Caterpillar Inc. ..................    3,000       206,520
Cendant Corp. .....................    8,638       161,444(a)
Cintas Corp. ......................    1,500        55,260
Cooper Industries Ltd. ............      800        38,424
Crane Co. .........................      600        14,046
CSX Corp. .........................    1,800        52,650
Cummins Inc. ......................      400        17,772


-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                                     SCHEDULE OF INVESTMENTS  September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Danaher Corp. .......................  1,300    $   96,018
Deere & Co. .........................  2,100       111,951
Delta Air Lines Inc. ................  1,200        15,960
Deluxe Corp. ........................    500        20,070
Dover Corp. .........................  1,700        60,129
Eaton Corp. .........................    700        62,034
Emerson Electric Co. ................  3,600       189,540
Equifax Inc. ........................  1,300        28,951
FedEx Corp. .........................  2,600       167,518
Fluor Corp. .........................    700        26,131
General Dynamics Corp. ..............  1,700       132,702
General Electric Co. ................ 86,300     2,572,603(h,k)
Goodrich Corp. ......................  1,100        26,664
H&R Block Inc. ......................  1,500        64,725
Honeywell International Inc. ........  7,350       193,673
Illinois Tool Works Inc. ............  2,700       178,902
Ingersoll-Rand Co. (Class A) ........  1,500        80,160
ITT Industries Inc. .................    800        47,872
Lockheed Martin Corp. ...............  3,900       179,985
Masco Corp. .........................  4,000        97,920
Monster Worldwide Inc. ..............    900        22,662(a)
Navistar International Corp. ........    600        22,368(a)
Norfolk Southern Corp. ..............  3,300        61,050
Northrop Grumman Corp. ..............  1,542       132,951
Paccar Inc. .........................  1,000        74,690
Pall Corp. ..........................  1,000        22,440
Parker Hannifin Corp. ...............  1,000        44,700
Pitney Bowes Inc. ...................  2,000        76,640
Power-One Inc. ......................    800         8,232(a)
Raytheon Co. ........................  3,500        98,000
Robert Half International Inc. ......  1,400        27,300(a)
Rockwell Automation Inc. ............  1,600        42,000
Rockwell Collins Inc. ...............  1,500        37,875
RR Donnelley & Sons Co. .............    900        22,383
Ryder System Inc. ...................    500        14,660
Southwest Airlines Co. ..............  6,750       119,475
Textron Inc. ........................  1,200        47,340
The Boeing Co. ......................  7,200       247,176
Thomas & Betts Corp. ................    500         7,925(a)
3M Co. ..............................  6,800       469,676
Tyco International Ltd. ............. 17,166       350,701
Union Pacific Corp. .................  2,200       127,974
United Parcel Service Inc.
   (Class B) ........................  9,700       618,860
United Technologies Corp. ...........  4,000       309,120
Waste Management Inc. ...............  5,170       135,299
WW Grainger Inc. ....................    800        38,040
                                                 8,419,604

INFORMATION TECHNOLOGY -- 17.0%

ADC Telecommunications Inc. .........  7,500        17,475(a)
Adobe Systems Inc. ..................  2,000        78,520
Advanced Micro Devices Inc. .........  2,900        32,219(a)
Agilent Technologies Inc. ...........  3,995        88,329(a)
Altera Corp. ........................  3,200        60,480(a)
Analog Devices Inc. .................  3,100       117,862(a)
Andrew Corp. ........................  1,200        14,748(a)


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Apple Computer Inc. .................  3,100    $   63,953(a)
Applied Materials Inc. .............. 14,300       259,402(a)
Applied Micro Circuits Corp. ........  2,800        13,636(a)
Autodesk Inc. .......................    900        15,318
Automatic Data Processing ...........  5,100       182,835
Avaya Inc. ..........................  3,740        40,766(a)
BMC Software Inc. ...................  1,900        26,467(a)
Broadcom Corp. (Class A) ............  2,500        66,550(a)
Ciena Corp. .........................  3,900        23,049(a)
Cisco Systems Inc. .................. 60,500     1,182,170(a,h)
Citrix Systems Inc. .................  1,400        30,912(a)
Computer Associates
   International Inc. ...............  5,050       131,856
Computer Sciences Corp. .............  1,600        60,112(a)
Compuware Corp. .....................  3,700        19,832(a)
Comverse Technology Inc. ............  1,600        23,936(a)
Concord EFS Inc. ....................  4,100        56,047(a)
Convergys Corp. .....................  1,200        22,008(a)
Corning Inc. ........................ 11,600       109,272(a)
Dell Inc. ........................... 22,100       737,919(a)
Electronic Arts Inc. ................  1,300       119,899(a)
Electronic Data Systems Corp. .......  4,200        84,840
EMC Corp. ........................... 18,962       239,490(a)
First Data Corp. ....................  6,400       255,744
Fiserv Inc. .........................  1,700        61,591(a)
Gateway Inc. ........................  3,000        16,980(a)
Hewlett-Packard Co. ................. 26,328       509,710
Intel Corp. ......................... 56,100     1,543,311(h)
International Business
   Machines Corp. ................... 14,900     1,316,117(h)
Intuit Inc. .........................  1,800        86,832(a)
Jabil Circuit Inc. ..................  1,700        44,285(a)
JDS Uniphase Corp. .................. 12,000        43,200(a)
Kla-Tencor Corp. ....................  1,600        82,240(a)
Lexmark International Inc.
   (Class A) ........................  1,100        69,311(a)
Linear Technology Corp. .............  2,700        96,687
LSI Logic Corp. .....................  3,100        27,869(a)
Lucent Technologies Inc. ............ 34,890        75,362(a,h)
Maxim Integrated Products ...........  2,800       110,600
Mercury Interactive Corp. ...........    700        31,787(a)
Micron Technology Inc. ..............  5,100        68,442(a)
Microsoft Corp. ..................... 93,100     2,587,249(h)
Molex Inc. ..........................  1,650        47,174
Motorola Inc. ....................... 20,061       240,130
National Semiconductor Corp. ........  1,600        51,664(a)
NCR Corp. ...........................    800        25,352(a)
Network Appliance Inc. ..............  2,900        59,537(a)
Novell Inc. .........................  3,400        18,122(a)
Novellus Systems Inc. ...............  1,300        43,875(a)
Nvidia Corp. ........................  1,300        20,684(a)
Oracle Corp. ........................ 45,000       504,900(a)
Parametric Technology Corp. .........  2,500         7,800(a)
Paychex Inc. ........................  3,200       108,576
Peoplesoft Inc. .....................  3,300        60,027(a)
PerkinElmer Inc. ....................  1,200        18,372
PMC - Sierra Inc. ...................  1,600        21,106(a)



----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                                     SCHEDULE OF INVESTMENTS  September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
QLogic Corp. ......................      800  $     37,608(a)
Qualcomm Inc. .....................    6,800       283,152
Sabre Holdings Corp. (Class A) ....    1,328        28,539
Sanmina-SCI Corp. .................    4,300        41,710(a)
Scientific-Atlanta Inc. ...........    1,300        40,495
Siebel Systems Inc. ...............    4,100        39,852(a)
Solectron Corp. ...................    6,900        40,365(a)
Sun Microsystems Inc. .............   27,300        90,363(a)
Sungard Data Systems Inc. .........    2,400        63,144(a)
Symantec Corp. ....................    1,300        81,926(a)
Symbol Technologies Inc. ..........    2,100        25,095
Tektronix Inc. ....................      700        17,325(a)
Tellabs Inc. ......................    3,300        22,407(a)
Teradyne Inc. .....................    1,700        31,620(a)
Texas Instruments Inc. ............   14,900       339,720
Thermo Electron Corp. .............    1,300        28,210(a)
Unisys Corp. ......................    2,700        36,531(a)
Veritas Software Corp. ............    3,700       116,180(a)
Waters Corp. ......................    1,000        27,430(a)
Xerox Corp. .......................    6,600        67,716(a)
Xilinx Inc. .......................    2,900        82,679(a)
Yahoo! Inc. .......................    5,300       187,514(a)
                                                13,904,119

MATERIALS -- 2.7%

Air Products & Chemicals Inc. .....    2,000        90,200
Alcoa Inc. ........................    7,284       190,549
Allegheny Technologies Inc. .......      800         5,240
Ball Corp. ........................      500        27,000
Bemis Co. .........................      500        22,150
Boise Cascade Corp. ...............      600        16,560
E.I. du Pont de Nemours
   and Co. ........................    8,603       344,206
Eastman Chemical Co. ..............      700        23,450
Ecolab Inc. .......................    2,200        55,550
Engelhard Corp. ...................    1,100        30,437
Freeport-McMoRan Copper &
   Gold Inc. (Class B) ............    1,400        46,340
Georgia-Pacific Corp. .............    2,255        54,661
Great Lakes Chemical Corp. ........      500        10,055
Hercules Inc. .....................    1,000        11,330(a)
International Flavors &
   Fragrances Inc. ................      800        26,464
International Paper Co. ...........    4,075       159,006
Louisiana-Pacific Corp. ...........    1,000        13,780(a)
MeadWestvaco Corp. ................    1,691        43,121
Monsanto Co. ......................    2,253        53,937
Newmont Mining Corp. ..............    3,500       136,815
Nucor Corp. .......................      700        32,116
Pactiv Corp. ......................    1,300        26,364(a)
Phelps Dodge Corp. ................      800        37,440(a)
PPG Industries Inc. ...............    1,500        78,330
Praxair Inc. ......................    1,400        86,730
Rohm & Haas Co. ...................    1,900        63,555
Sealed Air Corp. ..................      700        33,061(a)
Sigma-Aldrich Corp. ...............      600        31,164

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Temple-Inland Inc. ................      500 $      24,275
The Dow Chemical Co. ..............    7,894       256,871
United States Steel Corp. .........      800        14,704
Vulcan Materials Co. ..............      900        35,919
Weyerhaeuser Co. ..................    1,900       111,055
Worthington Industries ............      800        10,048
                                                 2,202,483

TELECOMMUNICATION SERVICES -- 3.3%

Alltel Corp. ......................    2,700       125,118
AT&T Corp. ........................    6,832       147,230
AT&T Wireless Services Inc. .......   23,409       191,486(a)
BellSouth Corp. ...................   15,900       376,512
CenturyTel Inc. ...................    1,200        40,668
Citizens Communications Co. .......    2,300        25,783(a)
Nextel Communications
   Inc. (Class A) .................    9,000       177,210(a)
Qwest Communications
   International ..................   14,317        48,678(a)
SBC Communications Inc. ...........   28,653       637,529(h)
Sprint Corp-FON Group .............    7,800       117,780
Sprint Corp-PCS Group .............    8,600        49,278(a)
Verizon Communications Inc. .......   23,766       770,969
                                                 2,708,241

UTILITIES -- 2.9%

Allegheny Energy Inc. .............    1,200        10,968
Ameren Corp. ......................    1,400        60,074
American Electric Power
   Co. Inc. .......................    3,340       100,200
Calpine Corp. .....................    2,900        14,181(a)
Centerpoint Energy Inc. ...........    2,500        22,925
Cinergy Corp. .....................    1,500        55,050
CMS Energy Corp. ..................    1,300         9,581
Consolidated Edison Inc. ..........    1,900        77,444
Constellation Energy Group Inc. ...    1,400        50,092
Dominion Resources Inc. ...........    2,784       172,330
DTE Energy Co. ....................    1,400        51,646
Duke Energy Corp. .................    7,800       138,918
Dynegy Inc. (Class A) .............    3,400        12,240
Edison International ..............    2,700        51,570(a)
EL Paso Corp. .....................    4,983        36,376
Entergy Corp. .....................    2,000       108,300
Exelon Corp. ......................    2,775       176,212
FirstEnergy Corp. .................    2,831        90,309
FPL Group Inc. ....................    1,600       101,120
KeySpan Corp. .....................    1,400        49,112
Kinder Morgan Inc. ................    1,100        59,411
Nicor Inc. ........................      400        14,056
NiSource Inc. .....................    2,247        44,895
Peoples Energy Corp. ..............      300        12,414
PG&E Corp. ........................    3,500        83,650(a)
Pinnacle West Capital Corp. .......      800        28,400
PPL Corp. .........................    1,500        61,425
Progress Energy Inc. ..............    2,075        92,255



-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                              S&P 500 INDEX FUND
                                     SCHEDULE OF INVESTMENTS  September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Public Service Enterprise
   Group Inc. ......................   1,900    $   79,800
Sempra Energy ......................   1,750        51,380
TECO Energy Inc. ...................   1,700        23,494
The AES Corp. ......................   5,100        37,842(a)
The Southern Co. ...................   6,300       184,716
TXU Corp. ..........................   2,700        63,612
Williams Cos. Inc. .................   4,300        40,506
Xcel Energy Inc. ...................   3,315        51,283
                                                 2,317,787

TOTAL INVESTMENT IN SECURITIES
   (COST $81,517,555) ..............            79,280,370


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.7%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund ............... 2,318,294     2,318,294(l)
Money Market Obligations Trust ...   511,576       511,576(d)

                                   PRINCIPAL
                                      AMOUNT          VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT -- 0.2%
U.S. Treasury Bills
0.93%       12/11/03 ............. $ 200,000       199,633(d)

TOTAL SHORT-TERM INVESTMENTS
   (COST $3,029,503) ............. 3,029,870     3,029,503


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.9)% ....................                (708,567)
                                               -----------


NET ASSETS-- 100% ................             $81,601,306
                                               ===========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The S&P 500 Index Fund had the following long futures contracts open at September 30, 2003:

                           NUMBER      CURRENT
             EXPIRATION      OF       NOTIONAL    UNREALIZED
DESCRIPTION     DATE      CONTRACTS     VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      December 2003   45     $2,236,725    $(41,535)



----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                               VALUE EQUITY FUND
--------------------------------------------------------------------------------

Q&A

Q. HOW DID THE GE INSTITUTIONAL VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2003?

A.  The GE Institutional Value Equity Fund returned 20.13%
    for the one-year period ended September 30, 2003. By comparison, the S&P 500 Composite Index returned 24.44% for the year, while the Fund's Lipper peer group of 388 Large Cap Value fund returned 22.59%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE PERIOD ENDED SEPTEMBER 30, 2003? WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Information Technology, Health Care and Telecommunication Services hurt performance, while Staples, Financials and Materials helped. Being underweight Cisco Systems and the Information Technology sector, being overweight Oracle, and not owning Yahoo, hurt performance, while overweights in Analog Devices, First Data and Unisys helped. In Health Care, overweights in Cardinal Health and Tenet (no longer owned), and not owning Amgen, hurt performance, but underweights in Schering-Plough, Medtronic, Eli Lilly and the sector helped performance. In Telecommunication Services, being overweight AT&T, and not owning Nextel or AT&T Wireless, hurt performance. Not owning Coca-Cola, being underweight Wal-Mart and the Staples sector, and being overweight Avon Products, contributed positively to performance. In Financials, being overweight Citigroup, American Express and the sector, and not owning Bank One, helped the portfolio. Overweights in Weyerhaeuser, Newmont Mining, Rayonier and the Materials sector were beneficial.

Q. HOW HAVE YOU REPOSITIONED THE FUND RECENTLY?

A. We have added to positions in reasonably valued technology names, such as IBM and Unisys, as these companies are beneficiaries of increased investment and services spending at corporations. Given our valuation discipline, we have not made additional investments in high multiple technology names such as Cisco, Intel and Yahoo. Although our underweight in these securities hurt our performance, we feel that the price of these stocks is discounting overly optimistic growth expectations. Within the consumer area we have increased our weight in cyclicals such as Home Depot and AOL, and maintain our large position in Target, which we view as a secular success story in the mass-merchandising arena. In consumer staples we initiated a stake in Clorox, a moderately valued household product company. Clorox management is focused on long-term earnings and cash flow growth, with a keen eye on disciplined capital allocation within their operating segments. Within the health care area we continued to invest in lower P/E stocks, such as Pfizer. The company has traded at near historically low multiples (absolute and relative to the market), and the demographic trends in the U.S. are still positive for pharmaceutical use. With any pick up in economic activity we believe there will be pressure on interest rates, so we have maintained our underweight in financials while reallocating within the sector to reasonably valued, high quality companies such as AIG.

                                                               VALUE EQUITY FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]

--------------------------------------------------------------------------------
                                          S&P 500/BARRA
                Value Equity Fund          Value Index             S&P 500
--------------------------------------------------------------------------------
2/2/2000             10000.00               10000.00              10000.00
3/00                 10550.00               10371.35              10788.83
9/00                 10389.99               10778.69              10377.68
3/01                  9588.65               10235.03               8431.20
9/01                  8763.60                8955.08               7611.15
3/02                  9807.11                9812.82               8448.53
9/02                  7304.47                6972.69               6051.63
3/03                  7575.65                7243.56               6356.85
9/03                  8774.53                8828.02               7530.64

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                            ONE         THREE           SINCE
                            YEAR         YEAR         INCEPTION*    COMMENCEMENT
--------------------------------------------------------------------------------
Value Equity Fund          20.13%       -5.48%         -3.50%          2/2/00
--------------------------------------------------------------------------------
S&P 500                    24.44%      -10.14%         -7.44%
--------------------------------------------------------------------------------
S&P 500/BARRA Value        26.58%       -6.45          -3.34%
--------------------------------------------------------------------------------


INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $126,569
(in thousands) as of September 30, 2003



[Pie chart omitted--plot points as follows:]

Value Equity

Financial 24.3%
Information Technology 15.5%
Consumer - Staples 11.2%
Industrials 10.8%
Healthcare 9.9%
Consumer - Discretionary 8.6%
Energy 7.5%
Materials 4.1%
Telecommunication Services 3.1%
Utilities 2.5%
Short Term 2.5%



TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2003
as a % of Market Value
--------------------------------------------------------------------------------
   Citigroup Inc.                                                        4.14%
--------------------------------------------------------------------------------
   Pfizer Inc.                                                           3.59%
--------------------------------------------------------------------------------
   Microsoft Corp.                                                       2.99%
--------------------------------------------------------------------------------
   Exxon Mobil Corp.                                                     2.84%
--------------------------------------------------------------------------------
   American International Group                                          2.56%
--------------------------------------------------------------------------------
   United Technologies Corp.                                             2.13%
--------------------------------------------------------------------------------
   International Business Machines Corp.                                 2.02%
--------------------------------------------------------------------------------
   Target Corp.                                                          1.99%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc.                                      1.96%
--------------------------------------------------------------------------------
   PepsiCo Inc.                                                          1.85%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                               VALUE EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.5%+
--------------------------------------------------------------------------------


CONSUMER - DISCRETIONARY -- 8.6%

Comcast Corp. (Class A Special)       40,687  $  1,201,894(a)
Comcast Corp. (Class A) .......       12,488       385,629(a)
Gannett Co. Inc. ..............        6,788       526,477
Home Depot Inc. ...............       38,070     1,212,530
Liberty Media Corp. (Series A)        86,612       863,522(a)
Lowe's Cos. Inc. ..............        7,855       407,675
Omnicom Group .................        9,064       651,248
Target Corp. ..................       67,014     2,521,737
Time Warner Inc. ..............       72,511     1,095,641(a)
Tribune Co. ...................       10,676       490,028
Viacom Inc. (Class B) .........       27,103     1,038,045
Walt Disney Co. ...............       23,570       475,407
                                                10,869,833

CONSUMER - STAPLES -- 11.2%

Altria Group Inc. .............        9,064       397,003
Anheuser-Busch Cos. Inc. ......       20,142       993,806
Avon Products Inc. ............       11,081       715,389
Clorox Co. ....................       28,202     1,293,626
Colgate-Palmolive Co. .........       13,698       765,581
ConAgra Foods Inc. ............       11,078       235,297
Costco Wholesale Corp. ........       16,114       500,823(a)
General Mills Inc. ............       20,143       948,131
Kimberly-Clark Corp. ..........       24,170     1,240,404
PepsiCo Inc. ..................       50,960     2,335,497
Procter & Gamble Co. ..........       18,330     1,701,391
Sara Lee Corp. ................       26,183       480,720
Sysco Corp. ...................       11,078       362,361
Wal-Mart Stores Inc. ..........       40,284     2,249,861(h)
                                                14,219,890

ENERGY -- 7.5%

Baker Hughes Inc. .............       16,718       494,686
BP PLC. ADR ...................       10,675       449,417
Burlington Resources Inc. .....       19,538       941,732
ConocoPhillips ................       36,256     1,985,016
EnCana Corp. ..................       33,033     1,201,741
Exxon Mobil Corp. .............       98,293     3,597,524(h)
Nabors Industries Ltd. ........       11,682       435,271(a)
Schlumberger Ltd. .............        8,057       389,959
                                                 9,495,346

FINANCIALS -- 24.3%

American Express Co. ..........       33,532     1,510,952(h)
American International Group ..       56,112     3,237,662
AON Corp. .....................       12,085       251,972


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Bank of America Corp. .........       15,105 $   1,178,794(h)
Blackrock Inc. (Class A) ......       13,112       642,488
Chubb Corp. ...................        4,754       308,440
Citigroup Inc. ................      115,269     5,245,892
Federal Home Loan
   Mortgage Corp. .............       13,697       717,038
Federal National
   Mortgage Assoc. ............       35,289     2,477,288
FleetBoston Financial Corp. ...       18,530       558,680
Hartford Financial Services
   Group Inc. .................       32,227     1,696,107
JP Morgan Chase & Co. .........       27,192       933,501
Lincoln National Corp. ........       18,732       662,738
Marsh & McLennan Cos. Inc. ....       29,206     1,390,498
Mellon Financial Corp. ........       33,033       995,615
Morgan Stanley ................       23,768     1,199,333
Prudential Financial Inc. .....       15,107       564,398
SLM Corp. .....................       12,085       470,832
State Street Corp. ............       16,114       725,130(e)
SunTrust Banks Inc. ...........        3,223       194,573
The Allstate Corp. ............       30,011     1,096,302
Travelers Property Casualty
   Corp. (Class B) ............        4,834        76,764
US Bancorp ....................       47,335     1,135,567
Wachovia Corp. ................       31,019     1,277,673
Waddell & Reed Financial
   Inc. (Class A) .............        7,251       170,906
Wells Fargo & Co. .............       40,282     2,074,523
                                                30,793,666

HEALTHCARE -- 9.9%

Abbott Laboratories ...........       26,588     1,131,319
Cardinal Health Inc. ..........       17,321     1,011,373
Cigna Corp. ...................        5,036       224,857
HCA Inc. ......................        3,626       133,654
Johnson & Johnson .............       42,661     2,112,573
Merck & Co. Inc. ..............       28,198     1,427,383
Pfizer Inc. ...................      149,575     4,544,089
UnitedHealth Group Inc. .......        8,460       425,707
Wyeth .........................       32,228     1,485,711
                                                12,496,666

INDUSTRIALS -- 10.8%

Avery Dennison Corp. ..........        5,438       274,728
Burlington Northern
   Santa Fe Corp. .............       26,185       755,961
Caterpillar Inc. ..............        4,028       277,288
Danaher Corp. .................        9,862       728,407
Deere & Co. ...................       18,128       966,404
Eaton Corp. ...................        6,647       589,057
Emerson Electric Co. ..........        8,057       424,201
General Dynamics Corp. ........       17,524     1,367,923
Honeywell International Inc. ..       11,682       307,821
Lockheed Martin Corp. .........       15,107       697,188
Northrop Grumman Corp. ........       10,776       929,107
Pitney Bowes Inc. .............       15,107       578,900


--------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                               VALUE EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                     NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Raytheon Co. ..................       19,941   $   558,348
Rockwell Collins Inc. .........       11,280       284,820
3M Co. ........................       19,924     1,376,151
Union Pacific Corp. ...........       14,301       831,889
United Technologies Corp. .....       34,950     2,700,936
                                                13,649,129

INFORMATION TECHNOLOGY -- 15.5%

Analog Devices Inc. ...........       37,666     1,432,061(a,h)
Applied Materials Inc. ........       42,499       770,932(a)
Automatic Data Processing .....        2,417        86,649
Axcelis Technologies Inc. .....       22,683       187,362(a)
BMC Software Inc. .............       35,653       496,646(a)
Certegy Inc. ..................        7,250       232,798
Cisco Systems Inc. ............       59,016     1,153,173(a)
Dell Inc. .....................       33,839     1,129,884(a,h)
Electronic Data Systems Corp. .       13,697       276,679
EMC Corp. .....................       46,327       585,110(a)
First Data Corp. ..............       37,866     1,513,125
Hewlett-Packard Co. ...........       27,192       526,437
Intel Corp. ...................       71,504     1,967,075
International Business
   Machines Corp. .............       29,006     2,562,100
Intuit Inc. ...................        5,036       242,937(a)
Microsoft Corp. ...............      136,160     3,783,886
Molex Inc. (Class A) ..........        6,445       158,160
NVIDIA Corp. ..................        5,640        89,738(a)
Oracle Corp. ..................      105,746     1,186,470(a)
Texas Instruments Inc. ........       24,170       551,076
Unisys Corp. ..................       48,342       654,067(a)
                                                19,586,365

MATERIALS -- 4.1%

Alcoa Inc. ....................       25,782       674,457
Barrick Gold Corp. ............       38,269       720,605
E.I. du Pont de Nemours
   and Co. ....................       13,092       523,811
Freeport-McMoRan Copper &
   Gold Inc. (Class B) ........        4,633       153,352
Newmont Mining Corp. ..........       17,725       692,870
Praxair Inc. ..................       10,675       661,316
Rayonier Inc. .................        7,654       310,752
Rohm & Haas Co. ...............       18,329       613,105
Weyerhaeuser Co. ..............       15,510       906,560
                                                 5,256,828

TELECOMMUNICATION SERVICES -- 3.1

AT&T Corp. ....................       32,227       694,492
SBC Communications Inc. .......       49,347     1,097,971
Verizon Communications Inc. ...       55,189     1,790,331
Vodafone Group PLC. ADR .......       14,100       285,525
                                                 3,868,319


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
UTILITIES -- 2.5

Dominion Resources Inc. .......       20,746  $  1,284,177
Duke Energy Corp. .............        8,056       143,477(h)
Entergy Corp. .................       10,877       588,990
Exelon Corp. ..................       14,099       895,287
Public Service Enterprise Group Inc.   7,453       313,026
                                                 3,224,957

TOTAL INVESTMENT IN SECURITIES
   (COST $122,635,367) ........                123,460,999


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $3,108,054) ..........    3,108,054     3,108,054(l)


OTHER ASSETS AND LIABILITIES,
   NET 0.0%* ..................                     10,605
                                              ------------


NET ASSETS-- 100% .............               $126,579,658
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The Value Equity Fund had the following long futures contract open at September 30, 2003:

                           NUMBER      CURRENT
              EXPIRATION     OF       NOTIONAL   UNREALIZED
DESCRIPTION      DATE     CONTRACTS     VALUE   DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      December 2003    1      $248,525     $(3,900)


----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

Q&A

Q HOW DID THE GE INSTITUTIONAL MID-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2003?

A. The GE Institutional Mid-Cap Value Equity Fund returned 24.31% for the twelve-month period ended September 30, 2003, while the Russell Mid Cap Value Index returned 28.28% for the same period. The Fund's Lipper peer group of 210 Mid Cap Value funds returned an average of 30.78% for the year.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE ANNUAL PERIOD ENDED SEPTEMBER 30, 2003?

A. Individual stock selection in healthcare services negatively impacted the Fund's performance. Tenet Healthcare was down due to corporate governance and accounting issues, while AmerisourceBergen performed poorly due to concerns about healthcare utilization trends. Also contributing to the underperformance was disappointing individual stock selection in the Utility sector, along with an underweight position in unregulated utilities. Of the regulated utilities, FirstEnergy was down due to operational and accounting issues, while Pepco Holdings was weak due to unexpected trading losses. Meanwhile, the more speculative unregulated utilities rallied based on an improved outlook for their liquidity. Lastly, our industry allocation within the technology sector contributed to the Fund's underperformance. With our outlook for only a moderate recovery, the Fund was underweight some of the more richly valued, more cyclical industries like Software, Semiconductors and Communications Equipment, all of which performed extremely well in the period. At the same time, it was overweight the more defensive IT consulting and electronic equipment industries, which were relative underperformers.

    On the positive side, solid stock selection in financials benefited the Fund. In the insurance sector, Hartford Financial Services and Everest Re performed well due to reduced concerns about asbestos liability exposure, strong new business, and a good pricing environment. In the bank sector, Zions Bancorp was up due to a turnaround in operations and Banknorth Group was strong due to strong fundamentals and the narrowing of a valuation gap with its peer group. In addition, strong stock selection in the consumer discretionary sector positively impacted the Fund's return. Retailers Federated Department Stores and Neiman Marcus performed well due to their leverage to an improving economy.

Q   WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. The focus of the Fund continues to be on investing in companies with solid earnings prospects, strong market share and superior long-term fundamentals that have attractive valuations. New companies being purchased into the Fund must be priced reasonably based on earnings outlook in comparison to the market as well as to the relevant peer group. We believe companies with high quality management teams, superior returns, and a focus on shareholder value will produce sustainable gains over the long term.

Q   WHICH INVESTMENTS STAND OUT?

A. The sector in which we had the best stock selection over the past twelve months was Financials. Holdings in the sector, such as Everest Re, up 38%, Waddell & Reed, up 37%, and Hartford Financial Services, up 31%, stand out. Strong stock picks in the consumer discretionary sector also benefited the Fund, including Neiman Marcus, up 59%, and Federated Department Stores, up 43%. Finally, in the information technology sector, our investment in Unisys returned over 93%, while Storage Technology was up 130%.

Q   WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the last year, we have repositioned the Fund in several areas. We continued to narrow our big sector bets and position our portfolio for a modest economic recovery by selectively taking profits in over-weighted Energy and Healthcare, while adding to positions in the under-weighted Consumer Discretionary and Financial sectors. To capture the extraordinary yields potentially available in Real Estate Investment Trusts, we added to the sector. We also put funds to work in Materials given this sector's potential leverage to an improving economy.

                                                       MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]
--------------------------------------------------------------------------------
                  Mid-Cap Value                Russell
                   Equity Fund           Mid Cap Value Index
--------------------------------------------------------------------------------
12/98                10000.00                  10000.00
9/99                  9910.00                   9628.95
9/00                 10936.65                  10866.29
9/01                 10425.22                  10871.61
9/02                  9583.23                  10281.23
9/03                 11912.72                  13189.39

--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                                         ONE             THREE           SINCE
                                         YEAR             YEAR         INCEPTION       COMMENCEMENT
---------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund               24.31%            2.89%          3.75%           12/31/98
---------------------------------------------------------------------------------------------------
Russell Midcap Value Index              28.28%            6.67%          6.00%
===================================================================================================

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $15,489
(in thousands) as of September 30, 2003

[Pie chart omitted--plot points as follows:]

Financial 25.3%
Industrials 14.5%
Information Technology 11.6%
Consumer - Discretionary 9.6%
Utilities 8.9%
Materials 8.1%
Healthcare 5.8%
Energy 5.4%
Short Term 5.2%
Consumer - Staples 4.9%
Telecommunication Services 0.7%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2003
as a % of Market Value
--------------------------------------------------------------------------------
   Republic Services Inc.                                           2.60%
--------------------------------------------------------------------------------
   Federated Department Stores                                      2.46%
--------------------------------------------------------------------------------
   Banknorth Group Inc.                                             2.33%
--------------------------------------------------------------------------------
   Old Republic International Corp.                                 2.21%
--------------------------------------------------------------------------------
   Hartford Financial Services Group Inc.                           1.97%
--------------------------------------------------------------------------------
   Viad Corp.                                                       1.92%
--------------------------------------------------------------------------------
   Unisys Corp.                                                     1.92%
--------------------------------------------------------------------------------
   Tyson Foods Inc. (Class A)                                       1.88%
--------------------------------------------------------------------------------
   Molex Inc. (Class A)                                             1.84%
--------------------------------------------------------------------------------
   Burlington Northern Santa Fe Corp.                               1.79%
--------------------------------------------------------------------------------


SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                       MID-CAP VALUE EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 95.3%+
--------------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 9.7%

Brinker International Inc. ....          722  $     24,086(a)
Delphi Corp. ..................       10,952        99,116
Entercom Communications Corp. .          959        42,982(a)
Federated Department Stores ...        9,092       380,955
Interpublic Group of Cos. Inc.         5,799        81,882
Jones Apparel Group Inc. ......        4,247       127,113
Lear Corp. ....................        2,902       152,761(a)
Marriott International Inc.
   (Class A) ..................        1,369        58,908
Michaels Stores Inc. ..........        2,738       111,601
Neiman-Marcus Group Inc.
   (Class A) ..................        3,780       157,626(a)
New York Times Co. (Class A) ..        3,707       161,106
Newell Rubbermaid Inc. ........           16           347
Regal Entertainment Group
   (Class A) ..................        2,685        49,941
The Sherwin-Williams Co. ......        1,369        40,262
                                                 1,488,686

CONSUMER - STAPLES -- 5.0%

Clorox Co. ....................        2,055        94,263
Kroger Co. ....................        8,697       155,415(a)
Pepsi Bottling Group Inc. .....        1,818        37,414
RJ Reynolds Tobacco
   Holdings Inc. ..............        3,012       119,094
Safeway Inc. ..................        2,962        67,948(a)
Tyson Foods Inc. (Class A) ....       20,602       291,106
                                                   765,240

ENERGY -- 5.4%

ConocoPhillips ................        4,963       271,724
Devon Energy Corp. ............        2,738       131,944
ENSCO International Inc. ......        5,832       156,414
Pioneer Natural Resources Co. .        2,327        59,245(a)
Valero Energy Corp. ...........        2,053        78,568
Weatherford International Ltd.         3,724       140,693(a)
                                                   838,588

FINANCIAL -- 25.4%

AG Edwards Inc. ...............        3,012       115,691
Astoria Financial Corp. .......        2,738        84,604
Banknorth Group Inc. ..........       12,766       360,257
Boston Properties Inc. (REIT) .        2,054        89,287
City National Corp. ...........        2,329       118,686
Cullen Frost Bankers Inc. .....          958        35,666
Equity Residential (REIT) .....        5,476       160,337

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Everest Reinsurance
   Group Ltd. .................        2,053 $     154,303
Hartford Financial Services
   Group Inc. .................        5,786       304,517
Kimco Realty Corp. (REIT) .....          902        36,955
Legg Mason Inc. ...............        1,369        98,842
M&T Bank Corp. ................        1,984       173,203
Maguire Properties Inc. (REIT)         6,391       131,016
MBIA Inc. .....................        1,367        75,144
National Commerce
   Financial Corp. ............        6,846       170,329
Nationwide Financial Services
   (Class A) ..................        4,107       128,713
North Fork Bancorporation Inc.         4,006       139,209
Old Republic International Corp.      10,362       342,879
Plum Creek Timber Co.
   Inc. (REIT) ................        3,423        87,081
Public Storage Inc. (REIT) ....        2,739       107,451
SouthTrust Corp. ..............        5,476       160,940
Stancorp Financial Group Inc. .          557        32,000
Torchmark Corp. ...............        5,822       236,606
Vornado Realty Trust (REIT) ...        2,056        98,770
Waddell & Reed Financial
   Inc. (Class A) .............        8,460       199,402
Zions Bancorporation ..........        4,791       267,577
                                                 3,909,465

HEALTHCARE -- 5.8%

AmerisourceBergen Corp. .......        4,107       221,983
Caremark Rx Inc. ..............        5,502       124,345(a)
Manor Care Inc. ...............        9,124       273,720
Millennium Pharmaceuticals Inc.        1,369        21,069(a)
Oxford Health Plans ...........          192         7,932(a)
Tenet Healthcare Corp. ........        8,214       118,939(a,h)
Watson Pharmaceuticals Inc. ...        3,122       130,156(a)
                                                   898,144

INDUSTRIALS -- 14.6%

AGCO Corp. ....................        4,107        70,394(a)
Allete Inc. ...................        6,846       187,443
Burlington Northern
   Santa Fe Corp. .............        9,583       276,661
Dover Corp. ...................        5,878       207,905
Harsco Corp. ..................          589        22,659
Integrated Defense
   Technologies Inc. ..........        5,405        90,696(a)
Jacobs Engineering Group Inc. .        1,369        61,742(a)
L-3 Communications
   Holdings Inc. ..............        1,292        55,879(a)
Pitney Bowes Inc. .............        4,107       157,380
Republic Services Inc. ........       17,797       402,924(h)
Textron Inc. ..................        5,235       206,521
United Defense Industries Inc.         7,530       213,777(a)
Viad Corp. ....................       12,441       297,091
                                                 2,251,072



-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       MID-CAP VALUE EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.6%

Advanced Fibre Communication ..        6,491  $    136,116(a)
Arrow Electronics Inc. ........        5,153        94,764(a)
BMC Software Inc. .............        6,161        85,823(a)
Computer Sciences Corp. .......        4,022       151,107(a)
Intersil Corp. (Class A) ......        1,394        33,177(a)
Mettler Toledo
  International Inc. ..........        5,767       207,324(a)
Molex Inc. (Class A) ..........       11,636       285,547
Peoplesoft Inc. ...............        2,738        49,804(a)
Siebel Systems Inc. ...........        2,054        19,965(a)
Storage Technology Corp. ......        1,369        33,048(a)
Thermo Electron Corp. .........       12,214       265,044(a)
3Com Corp. ....................       10,897        64,292(a)
Unisys Corp. ..................       21,943       296,889(a)
Vishay Intertechnology Inc. ...        3,813        66,804(a)
                                                 1,789,704

MATERIALS -- 8.1%

Arch Coal Inc. ................        1,369        30,406
Bowater Inc. ..................        3,286       138,209
Cabot Corp. ...................        4,611       131,460
Lubrizol Corp. ................        2,054        66,652
Martin Marietta Materials Inc.         3,485       127,028
Newmont Mining Corp. ..........        1,369        53,514
Pactiv Corp. ..................        6,453       130,867(a)
Peabody Energy Corp. ..........        1,369        42,945
PPG Industries Inc. ...........        2,054       107,260
Praxair Inc. ..................        2,820       174,699
Rohm & Haas Co. ...............        3,306       110,586
Sealed Air Corp. ..............        2,959       139,754(a)
                                                 1,253,380

TELECOMMUNICATION SERVICES -- 0.7%

Telephone & Data Systems Inc. .        1,977       111,780

UTILITIES -- 9.0%

Ameren Corp. ..................          821        35,229
Consolidated Edison Inc. ......          691        28,165
DTE Energy Co. ................        3,640       134,280
Entergy Corp. .................        2,054       111,224
FirstEnergy Corp. .............        5,479       174,780
OGE Energy Corp. ..............       10,952       247,406
Pepco Holdings Inc. ...........        7,982       137,929
Public Service Enterprise
   Group Inc. .................        2,053        86,226
SCANA Corp. ...................        5,977       204,712
TECO Energy Inc. ..............        4,107        56,759(j)
Wisconsin Energy Corp. ........        5,476       167,401
                                                 1,384,111

TOTAL INVESTMENT IN SECURITIES
   (COST $13,786,226) .........                 14,690,170

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.2%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund ............      740,079  $    740,079(l)
State Street Navigator Securities
   Lending Prime Portfolio ....       58,525        58,525(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $798,604) ............                    798,604


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.5)% .................                    (78,225)
                                               -----------


NET ASSETS-- 100% .............                $15,410,549
                                               ===========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The Mid-Cap Value Equity Fund had the following long futures contracts open at September 30, 2003:

                                     NUMBER     CURRENT
                        EXPIRATION     OF       NOTIONAL    UNREALIZED
DESCRIPTION                DATE     CONTRACTS    VALUE     DEPRECIATION
--------------------------------------------------------------------------------

S&P Midcap 400        December 2003     1      $255,175      $(7,825)



----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                           SMALL-CAP VALUE EQUITY FUND
                           ---------------------------

Q&A

Q. HOW DID THE GE INSTITUTIONAL SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

A. For the twelve months ended September 30, 2003, The GE Institutional Small-Cap Value Equity Fund gained 10.37%. The Fund's benchmark, the Russell 2000 Index, increased 36.56% for the same period and its Lipper peer group of 504 Small Cap Core funds gained 32.01%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The torrid pace of micro-caps and "low quality" companies drove the performance of the Russell 2000 throughout the last 12 months. The "non-earnings" stories in the Russell 2000 Index have returned over 68% over the last 12 months. We believe we have seen the first signals of a reversion to rationality, as companies with higher return-on-equity (ROE) and other valuation metrics regained effectiveness in September, 2003.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. Our long experience investing in small cap stocks has demonstrated to us that it is imperative to focus on the long-term perspective and on companies with solid financials and the ability to self-fund growth (free cash flow generation). Our focus on this core concept has not been rewarded in the most recent 12 month period, but we believe that stock selection based on fundamental financial analysis will again reward investors.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. We have focused on companies with attractive valuation parameters that are free cash flow generators. We found many such companies in the Industrials sector. We believe that these holdings have the potential for strong results despite the recent market difficulties encountered. Our research has uncovered attractive small regional banks, which have also produced strong results.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK OVER THE LAST TWELVE MONTHS?

A. The Fund lagged its benchmark, primarily due to an overweight in the Industrial sector as well as an underweight in Technology. We have lowered our allocation to Industrials and have reallocated to other industry groups. We found many well-run companies with very compelling valuations and believe that the enhanced productivity of these companies will soon be rewarded. We slowly increased our allocation to the Technology sector and focused on profitable companies with a near-term catalyst.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant changes in sector allocation were a reduction in the Industrials and Consumer Discretionary sectors and an increase in the Information Technology sector. Our exposure to Information Technology increased by 16.5% over the 12 month period as the outlook and performance in specific industry groups within the sector provided strong results. We decreased our allocation to the Industrials sector by almost 50% and have realigned our industry bias slightly.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Among the top contributors to return over the last 12 months were: Centene Corp (+153 bps), Kronos Inc (+146 bps), and Providian Financial (+126 bps). The common theme remains: catalyst for profitability, cash flow and cash earnings. Among the detractors were Tier Technologies (-165 bps), Daisytek Int'l (-128 bps) and PriceSmart (-97 bps). Despite leadership positions and very strong prior track records in their respective industry groups, these companies experienced execution difficulties.

Q.  WHICH INVESTMENTS STAND OUT?

A. Centene Corp. (CNTE) provides managed care programs and related services to individuals receiving benefits under Medicaid, including Supplemental Security Income, and the State Children's Health Insurance Program. Centene benefits by lowering costs to states in which it operates. The company has posted extremely strong results and the share price has advanced approximately 70.8% over the twelve-month period.

                                                     SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
  CHANGE IN VALUE
  OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]
--------------------------------------------------------------------------------

                 Small-Cap Value
                   Equity Fund               Russell 2000
--------------------------------------------------------------------------------
8/3/98               10000.00                  10000.00
9/98                  8910.00                   8689.02
12/98                10316.52                  10106.15
3/99                  8680.73                   9553.26
6/99                 10647.69                  11033.54
9/99                 10155.95                  10338.27
12/99                12038.55                  12245.92
3/00                 13319.90                  13112.56
6/00                 12699.89                  12622.39
9/00                 13051.23                  12772.28
12/00                14017.23                  11894.18
3/01                 13285.99                  11119.37
6/01                 15142.21                  12710.38
9/01                 13713.48                  10071.48
12/01                15813.48                  12197.92
3/02                 16272.03                  12689.21
6/02                 15826.58                  11626.58
9/02                 13284.89                   9144.80
12/02                13474.85                   9708.13
3/03                 12327.48                   9274.00
6/03                 14035.19                  11447.84
9/03                 14662.24                  12487.81


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                                          ONE             THREE          FIVE          SINCE
                                         YEAR             YEAR           YEAR        INCEPTION*         COMMENCEMENT
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund             10.37%            3.96%         10.48%          7.70%              8/3/98
--------------------------------------------------------------------------------------------------------------------
Russell 2000                            36.56%           -0.75%          7.52%          4.39%
====================================================================================================================


INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $113,902
(in thousands) as of September 30, 2003

[Pie chart omitted--plot points as follows:]

Technology 25.7%
Short-Term Investments 17.2%
Consumer - Discretionary 13.9%
Financial Services 12.0%
Healthcare 11.7%
Materials & Processing 8.0%
Energy 4.0%
Real Estate Investment Trust 3.1%
Consumer - Staples 1.3%
Autos & Transportation 1.1%
Producer Durables 0.9%
Utilities 0.6%
Broadcast/Cable 0.5%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2003
as a % of Market Value
--------------------------------------------------------------------------------
   Alliance Gaming Corp.                                                1.35%
--------------------------------------------------------------------------------
   Cambrex Corp.                                                        1.19%
--------------------------------------------------------------------------------
   DRS Technologies Inc.                                                1.16%
--------------------------------------------------------------------------------
   Noven Pharmaceuticals Inc.                                           1.12%
--------------------------------------------------------------------------------
   IKON Office Solutions Inc.                                           1.10%
--------------------------------------------------------------------------------
   Massey Energy Co.                                                    1.10%
--------------------------------------------------------------------------------
   Kenneth Cole Productions Inc. (Class A)                              1.09%
--------------------------------------------------------------------------------
   Photon Dynamics Inc.                                                 1.07%
--------------------------------------------------------------------------------
   Advanced Medical Optics Inc.                                         1.07%
--------------------------------------------------------------------------------
   Verity Inc.                                                          1.06%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                     SMALL-CAP VALUE EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 95.8%+
--------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 1.3%

Covenant Transport Inc.
   (Class A) ..................       21,900 $     402,960(a,j)
Genesee & Wyoming Inc.
   (Class A) ..................       34,900       827,479(a)
                                                 1,230,439

BROADCAST/CABLE -- 0.6%

Regent Communications Inc. ....       98,900       603,290(a)

CONSUMER - DISCRETIONARY -- 16.0%

Alliance Gaming Corp. .........       76,000     1,541,280(a)
Ameristar Casinos Inc. ........       37,100       928,984(a,j)
Boyds Collection Ltd. .........       46,400       209,264(a,j)
Catalina Marketing Corp. ......       53,900       818,741(a)
Chiquita Brands
   International Inc. .........       64,100     1,134,570(a)
Digital Theater Systems Inc. ..       21,400       609,493(a)
Furniture Brands
   International Inc. .........       38,400       925,440(a)
Guess? Inc. ...................       56,800       505,520(a)
IKON Office Solutions Inc. ....      170,900     1,249,279
John Wiley & Sons (Class A) ...       35,400       920,046
Kenneth Cole Productions Inc.
   (Class A) ..................       47,500     1,240,225(j)
Linens 'n Things Inc. .........       40,100       953,578(a)
Moore Wallace Inc. ............       71,000     1,008,200(a)
Talbots Inc. ..................       21,600       752,760
The Wet Seal Inc. (Class A) ...       91,000       914,550(a,j)
Too Inc. ......................       14,200       209,166(a,j)
Triarc Cos. (Class A) .........       32,700       329,289(j)
Triarc Cos. (Class B) .........       52,000       540,800(j)
Valassis Communications Inc. ..       37,500       990,000(a)
                                                15,781,185

CONSUMER - STAPLES -- 1.5%

Schweitzer-Mauduit
   International Inc. .........       19,200       484,800
Smithfield Foods Inc. .........       49,800       956,160(a)
                                                 1,440,960

ENERGY -- 4.6%

Key Energy Services Inc. ......       84,800       818,320(a)
Massey Energy Co. .............       93,800     1,247,540
Oil States International Inc. .       75,900       963,171(a)
Spinnaker Exploration Co. .....       24,300       583,200(a,j)
Westport Resources Corp. ......       39,400       927,476(a)
                                                 4,539,707

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 13.9%

AG Edwards Inc. ...............       28,400 $   1,090,844
Brown & Brown Inc. ............       17,300       532,494
Clark Inc. ....................       17,700       236,118(a)
FirstMerit Corp. ..............       36,300       898,062
Fulton Financial Corp. ........       55,575     1,115,946
Greater Bay Bancorp ...........       46,200       960,960(j)
Hilb Rogal & Hamilton Co. .....       19,500       605,280(j)
Providian Financial Corp. .....       61,200       721,548(a)
Raymond James Financial Inc. ..       30,500     1,108,675
Sandy Spring Bancorp Inc. .....       19,400       630,888(j)
Sky Financial Group Inc. ......       42,200       949,922
Sterling Bancorp ..............       34,500       928,395
Sterling Bancshares Inc. ......       72,700       867,311
Webster Financial Corp. .......       21,900       873,372
Westamerica Bancorporation ....       18,300       813,435
WFS Financial Inc. ............       13,700       507,311(a,j)
Yardville National Bancorp ....       42,400       888,280
                                                13,728,841

HEALTHCARE -- 13.6%

Advanced Medical Optics Inc. ..       67,700     1,215,892(a,j)
American Medical Security
   Group Inc. .................       30,100       611,331(a)
Axcan Pharma Inc. .............       47,900       654,314(a,j)
Beckman Coulter Inc. ..........       20,900       951,786
Centene Corp. .................       33,050     1,004,390(a,j)
Charles River Laboratories
   International Inc. .........       31,700       972,873(a)
Computer Programs &
   Systems Inc. ...............       40,700       733,821(j)
Covance Inc. ..................       43,400       971,292(a)
Enzon Pharmaceuticals Inc. ....       43,700       508,668(a,j)
HealthTronics Surgical
   Services Inc. ..............      100,800       534,240(a)
InterMune Inc. ................       47,200       900,576(a)
Myriad Genetics Inc. ..........       56,800       645,248(a,j)
Noven Pharmaceuticals Inc. ....      111,600     1,272,240(a)
Protein Design Labs Inc. ......       62,300       863,478(a,j)
Salix Pharmaceuticals Ltd. ....       42,800       824,328(a)
Vicuron Pharmaceuticals Inc. ..       38,100       674,370(a)
                                                13,338,847

MATERIALS & PROCESSING -- 9.2%

Cambrex Corp. .................       59,900     1,359,730
EMCOR Group Inc. ..............       23,800     1,012,690(a)
Harsco Corp. ..................       28,200     1,084,854
Lubrizol Corp. ................       26,800       869,660
Mueller Industries Inc. .......       36,100       918,745(a)
Olin Corp. ....................       44,800       708,736(j)
Packaging Corp. of America ....       55,200     1,071,984(a)
Simpson Manufacturing Co. Inc.         9,400       384,366(a)
Spartech Corp. ................       35,000       745,500
Valspar Corp. .................       20,100       937,665
                                                 9,093,930


---------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                     SMALL-CAP VALUE EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
PRODUCER DURABLES -- 1.1%

Manitowoc Co. .................       48,000 $   1,041,120

REAL ESTATE INVESTMENT TRUST -- 3.5%

CarrAmerica Realty Corp. ......       26,200       782,070
Chelsea Property Group Inc. ...       17,600       843,040
Federal Realty Investment Trust       29,800     1,098,428
Gables Residential Trust ......       15,800       510,656
Getty Realty Corp. ............        9,800       240,100
                                                 3,474,294

TECHNOLOGY -- 29.8%

Advanced Fibre Communication ..       45,600       956,232(a)
Amkor Technology Inc. .........       52,300       743,183(a,j)
Centillium Communications Inc.        60,500       427,735(a)
Clarus Corp. ..................      107,000       735,090(a,j)
CommScope Inc. ................      100,200     1,208,412(a)
Cray Inc. .....................       97,600     1,071,648(a)
Dade Behring Holdings Inc. ....       29,000       819,250(a)
Diversa Corp. .................       74,300       575,825(a)
Drexler Technology Corp. ......       44,000       616,880(a,j)
DRS Technologies Inc. .........       54,900     1,324,737(a)
Information Holdings Inc. .....       24,600       492,738(a,j)
Inforte Corp. .................       31,200       262,080(a,j)
Intergraph Corp. ..............       36,900       859,032(a)
Intermagnetics General Corp. ..       35,100       784,836(a)
Intervideo Inc. ...............       11,800       253,110(a,j)
Magnetek Inc. .................      126,500       565,785(a)
Micros Systems Inc. ...........       20,800       710,320(a)
Monolithic System
   Technology Inc. ............      107,000       899,870(a,j)
Network Associates Inc. .......       80,700     1,110,432(a)
Park Electrochemical Corp. ....       48,600     1,105,650
Photon Dynamics Inc. ..........       42,000     1,224,300(a,j)
Quantum Corp. .................      313,600       965,888(a)
Raindance Communications Inc. .      155,800       430,008(a)
Rudolph Technologies Inc. .....       37,000       714,470(a)
Semitool Inc. .................       25,800       205,368(a)
Semtech Corp. .................       47,200       871,312(a)
SonicWALL Inc. ................      151,100       874,869(a)
Teledyne Technologies Inc. ....       66,500       967,575(a)
The Reynolds & Reynolds
   Co. (Class A) ..............       32,100       884,355
Transaction Systems
   Architects Inc. (Class A) ..       17,800       295,658(a)
Varian Inc. ...................       36,800     1,152,576(a)
Veritas DGC Inc. ..............       79,300       632,814(a)
Verity Inc. ...................       92,600     1,210,282(a,j)
Vishay Intertechnology Inc. ...       68,100     1,193,112(a)
Woodward Governor Co. .........       24,300     1,062,153
Zomax Inc. ....................       58,000       296,380(a)
Zoran Corp. ...................       41,469       808,645(a)
                                                29,312,610

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
UTILITIES -- 0.7%

Philadelphia Suburban Corp. ...       28,500  $    686,280

TOTAL INVESTMENT IN SECURITIES
   (COST $90,121,194) .........                 94,271,503


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 19.9%
--------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund ............    2,620,193     2,620,193(l)
State Street Navigator Securities
   Lending Prime Portfolio ....   17,010,177    17,010,177(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $19,630,370) .........                 19,630,370


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (15.7)% ................                (15,438,645)
                                              ------------


NET ASSETS-- 100% .............               $ 98,463,228
                                              ============



----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Q&A

Q. HOW DID THE GE INSTITUTIONAL INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2003?

A. The GE Institutional International Equity Fund Investment Class shares increased 25.04% and the Service Class shares increased 24.80% for the one-year period ended September 30, 2003. The MSCI EAFE Index advanced 26.01% and the Fund's Lipper peer group of 832 International funds returned 22.94% for the same period.

Q.  HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE?

A. The first half of the reporting period was beset by a weakening global economy, impending war in Iraq and the SARS outbreak, combining to create a very weak market environment. Since the cyclical lows of late March, the world's stock markets have rebounded sharply, due to some signs of economic recovery assisted by plentiful liquidity and decades low interest rates. Geopolitics, however, remains a major problem.

Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Stock selection in financials, energy and consumer staples made a major contribution to returns, while holdings in industrials and information technology were negative for the portfolio, as was the position in cash. Taiwan Semiconductor made the greatest contribution to return, closely followed by European telecom stocks, Vodafone (UK) and Telefonica (Spain). Industrials performed poorly, led by BAE Systems (UK - defense), Minebea (Japan - machinery) and Brambles (UK - services). Taiwan Semiconductor's strong result was based on the increasing attractiveness of emerging markets at the beginning of a global recovery and signs that demand for semiconductors has been picking up. The European telecom stocks have been amongst the worst performers for some time and are now restructuring at a fast pace. On the down side, BAE Systems continues to underestimate the true cost of Government contracts, while Brambles has been plagued with problems in its CHEP division, the globally dominant pallet distribution system. Generally, the portfolio has tended to move away from the more defensive bias of last year to a more cyclical look, supported by growing confidence in the cash earnings estimates that are so important to our fundamental process. At the same time we have marginally increased our holdings in the top-performing Japanese and Emerging regions.

Q. WHAT WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS OVER THE PAST YEAR?

A. Europe has continued to lag the rest of the world in terms of recovery as have its markets. Japan has seen a spirited recovery weight in cash. China is the major focus of the world's attention currently as its sheer appetite for imports and its ability to move up the quality curve with its exports increasingly dominate the world's economic scene.

                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]

                 International
                  Equity Fund                  MSCI EAFE
--------------------------------------------------------------------------------
11/25/97             10000.00                  10000.00
3/98                 12027.37                  11571.01
9/98                 10066.17                  10031.47
3/99                 12472.12                  12272.45
9/99                 13035.72                  13136.61
3/00                 16497.03                  15351.60
9/00                 14551.12                  13554.35
3/01                 12345.92                  11379.24
9/01                 10290.32                   9665.57
3/02                 11488.20                  10392.19
9/02                  8644.21                   8164.62
3/03                  8322.40                   7978.80
9/03                 10808.97                  10289.64

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                                          ONE             THREE           FIVE          SINCE
                                         YEAR             YEAR            YEAR        INCEPTION*        COMMENCEMENT
--------------------------------------------------------------------------------------------------------------------
International Equity Fund               25.04%           -9.43%          1.43%          1.34%             11/25/97
--------------------------------------------------------------------------------------------------------------------
MSCI EAFE                               26.01%           -8.78%          0.51%          0.49%
====================================================================================================================

SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]
--------------------------------------------------------------------------------
                  International
                   Equity Fund                 MSCI EAFE
--------------------------------------------------------------------------------
1/3/01              10,000.00                 10,000.00
3/01                 8,821.46                  8,626.76
6/01                 8,900.62                  8,513.11
9/01                 7,343.89                  7,327.60
12/01                8,109.06                  7,838.61
3/02                 8,180.19                  7,878.46
6/02                 7,913.45                  7,711.48
9/02                 6,144.04                  6,189.71
12/02                6,476.88                  6,589.13
3/03                 5,908.57                  6,048.84
6/03                 7,189.51                  7,214.36
9/03                 7,667.61                  7,800.71


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                                          ONE         SINCE
                                         YEAR       INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
International Equity Fund               24.80%       -9.23%         1/3/01
--------------------------------------------------------------------------------
MSCI EAFE                               26.01%       -8.64%
================================================================================

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies located in developed and developing countries other than the United States.


REGIONAL ALLOCATION AS OF
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $400,743
(in thousands) as of September 30, 2003

[Pie chart omitted--plot points as follows:]

Europe 59.2%
Other Region 13.4%
Japan 13.1%
Short Term 13.3%
Pacific Rim 1.0%


TEN LARGEST HOLDINGS AS OF
SEPTEMBER 30, 2003 as a % of Market Value
--------------------------------------------------------------------------------
   Total S.A. (Series B)                                          2.43%
--------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing Co. Ltd.                    2.31%
--------------------------------------------------------------------------------
   Vodafone Group PLC.                                            2.26%
--------------------------------------------------------------------------------
   GlaxoSmithKline PLC.                                           2.03%
--------------------------------------------------------------------------------
   Carrefour S.A.                                                 1.96%
--------------------------------------------------------------------------------
   Credit Suisse Group (Regd.)                                    1.91%
--------------------------------------------------------------------------------
   Nestle S.A. (Regd.)                                            1.83%
--------------------------------------------------------------------------------
   BNP Paribas                                                    1.81%
--------------------------------------------------------------------------------
   Novartis AG (Regd.)                                            1.75%
--------------------------------------------------------------------------------
   BHP Billiton PLC.                                              1.63%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                       INTERNATIONAL EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 96.5%+
--------------------------------------------------------------------------------
AUSTRALIA -- 0.4%

Woolworths Ltd. ...............      199,753 $   1,584,577

BRAZIL -- 2.8%

Aracruz Celulose S.A. ADR .....       61,245     1,671,988(j)
Cia Vale do Rio Doce ADR ......       37,554     1,385,743
Cia Vale do Rio Doce ADR ......       66,652     2,720,735
Empresa Brasileira de
   Aeronautica S.A. ADR .......      194,736     4,108,930
                                                 9,887,396

CANADA -- 2.3%

Bank of Nova Scotia ...........       16,657       778,878(j)
Canadian Pacific Railway Ltd. .      120,482     2,856,141(j)
Petro-Canada ..................      112,617     4,380,501(j)
                                                 8,015,520

CHINA -- 2.3%

China Petroleum &
   Chemical Corp. .............   15,866,000     4,405,059
Huaneng Power
   International Inc. .........    2,598,000     3,556,238
                                                 7,961,297

FINLAND -- 2.1%

Nokia Oyj .....................       47,019       723,874
Sampo Oyj (Series A) ..........      246,485     1,994,956
Stora Enso Oyj (Series R) .....      383,698     4,749,860
                                                 7,468,690

FRANCE -- 12.8%

Accor S.A. ....................      106,463     3,920,294
Arcelor .......................       90,681     1,102,490(j)
AXA ...........................      197,220     3,323,361
BNP Paribas ...................      149,815     7,345,061
Carrefour S.A. ................      158,036     7,950,562
Cie de Saint-Gobain ...........       30,636     1,126,328
Credit Agricole S.A. ..........      106,199     2,069,066
Lagardere S.C.A. (Regd.) ......       67,195     3,044,000(j)
Total S.A. (Series B) .........       65,229     9,844,729
Veolia Environnement ..........      134,823     2,989,434(j)
Vinci S.A. ....................       35,250     2,538,966(j)
                                                45,254,291

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

GERMANY -- 4.3%

Altana AG .....................        6,973  $    444,917(j)
BASF AG .......................       29,718     1,304,725
Bayerische Motoren Werke AG ...       66,189     2,501,258
Deutsche Boerse AG ............       46,617     2,377,806
E.ON AG .......................       83,131     4,056,347
Muenchener Rueckversicherungs
   AG (Regd.) .................       27,895     2,771,305(j)
Schering AG ...................       44,157     1,922,192
                                                15,378,550

HONG KONG -- 0.7%
Johnson Electric Holdings Ltd.     1,529,600     2,360,433

IRELAND -- 2.4%

Bank of Ireland ...............      438,803     5,263,381
CRH PLC. ......................      183,814     3,279,408
                                                 8,542,789

ISRAEL -- 1.0%

Teva Pharmaceutical
   Industries ADR .............       58,631     3,350,762(j)

ITALY -- 5.7%

Banca Intesa S.p.A. ...........    1,571,580     4,758,476
ENI-Ente Nazionale
   Idrocarburi S.p.A. .........      419,151     6,404,163(j)
Mediaset S.p.A. ...............      121,739     1,114,321(j)
Riunione Adriatica
   di Sicurta S.p.A. ..........      315,609     4,814,805(j)
Telecom Italia S.p.A. .........    1,888,746     3,213,526(a,j)
                                                20,305,291

JAPAN -- 14.8%

Aiful Corp. ...................       25,850     1,559,585
Asahi Glass Co. Ltd. ..........      481,000     3,311,006(j)
Canon Inc. ....................      118,000     5,767,175
Chugai Pharmaceutical Co. Ltd.       201,400     2,511,303
Daikin Industries Ltd. ........      167,000     3,341,046
Honda Motor Co. Ltd. ..........      106,200     4,249,331
Hoya Corp. ....................       42,000     3,252,025
Komatsu Ltd. ..................    1,122,000     5,845,267(j)
Mitsubishi Estate Co. Ltd. ....      177,000     1,671,530
Mitsui & Co. Ltd. .............      396,000     2,683,364(j)
Mitsui Sumitomo Insurance
   Co. Ltd. ...................      408,000     2,965,546
Murata Manufacturing Co. Ltd. .       31,100     1,603,509
Nissan Motor Co. Ltd. .........      467,200     5,039,395(j)
Secom Co. Ltd. ................       23,500       883,498
Sharp Corp. ...................      228,000     3,336,884(j)
Sony Corp. ....................       61,200     2,136,508(j)
Terumo Corp. ..................      126,200     2,434,418
                                                52,591,390


----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       INTERNATIONAL EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
MEXICO -- 1.0%

Grupo Televisa S.A. ADR .......       46,190 $   1,690,092(j)
Wal-Mart de Mexico SA de
   CV (Series V) ..............      698,898     2,016,844
                                                 3,706,936

NETHERLANDS -- 4.9%

Aegon N.V. ....................      206,062     2,397,295
ING Groep N.V. ................      357,730     6,553,029
Koninklijke Philips
   Electronics N.V. ...........      234,344     5,310,736
Royal Dutch Petroleum Co. .....       67,054     2,944,688
                                                17,205,748

RUSSIA -- 0.5%

Lukoil ADR ....................       20,439     1,681,721(b)
Lukoil ADR ....................        1,513       123,763
                                                 1,805,484

SOUTH KOREA -- 2.7%

Kookmin Bank ..................       34,455     1,129,378
POSCO .........................       22,022     2,527,413
POSCO ADR .....................        7,314       209,180(j)
Samsung Electronics Co. Ltd. ..       16,690     5,688,371
                                                 9,554,342

SPAIN -- 3.3%

Banco Santander Central Hispano
   S.A. (Regd.) ...............      415,512     3,522,678(j)
Grupo Ferrovial S.A. ..........       77,695     2,154,321
Telefonica S.A. ...............      485,753     5,736,031(a)
Telefonica S.A. ADR ...........        5,016       177,817(a,j)
                                                11,590,847

SWEDEN -- 2.8%

Assa Abloy AB (Series B) ......      184,017     1,617,648
Autoliv Inc. SDR ..............       38,098     1,145,097(j)
Skandinaviska Enskilda Banken
   AB (Series A) ..............      160,628     1,754,669(j)
SKF AB (Series B) .............       33,480     1,056,070
Svenska Handelsbanken .........      266,939     4,537,901
                                                10,111,385

SWITZERLAND -- 8.1%

ABB Ltd. (Regd.) ..............      350,070     1,935,114
Credit Suisse Group (Regd.) ...      242,094     7,745,321
Nestle S.A. (Regd.) ...........       32,038     7,387,226
Novartis AG (Regd.) ...........      183,129     7,086,091
Roche Holding AG ..............       21,693     1,798,715
Syngenta AG (Regd.) ...........       50,533     2,739,787
                                                28,692,254

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
TAIWAN -- 2.6%

Taiwan Semiconductor
   Manufacturing Co. Ltd. .....    4,752,935  $  9,362,268(a)

UNITED KINGDOM -- 19.0%

BHP Billiton PLC. .............      995,877     6,609,927
Brambles Industries PLC. ......    1,277,871     3,603,886
Capita Group PLC. .............      219,062       895,316
Compass Group PLC. ............      902,658     5,203,876
Diageo PLC. ...................       69,875       754,007
GlaxoSmithKline PLC. ..........      395,330     8,203,448
Kingfisher PLC. ...............      646,746     2,804,455
National Grid Transco PLC. ....      594,063     3,804,794
Reed Elsevier PLC. ............      656,085     5,131,267
Rio Tinto PLC. (Regd.) ........       45,315       965,924
Royal Bank of Scotland
   Group PLC. .................      183,106     4,654,448
SABMiller PLC. ................      152,959     1,196,934
Smith & Nephew PLC. ...........      839,611     5,523,922
Smiths Group PLC. .............      321,085     3,568,785
Tesco PLC. ....................    1,258,750     5,040,002
Vodafone Group PLC. ...........    4,593,064     9,157,100
                                                67,118,091

TOTAL COMMON STOCK
   (COST $322,962,832) ........                341,848,341



--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.5%
--------------------------------------------------------------------------------


GERMANY -- 1.5%

Henkel KGaA ...................       49,743     3,403,281(j)
Porsche AG ....................        4,788     2,015,229(j)

TOTAL PREFERRED STOCK
   (COST $5,087,427) ..........                  5,418,510



--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------


FRANCE -- 0.0%

AXA
   (COST $0) ..................      197,220         9,187(a)

TOTAL INVESTMENT IN SECURITIES
   (COST $328,050,259)                         347,276,038



----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       INTERNATIONAL EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.1%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund ............    3,977,668$    3,977,668(l)
State Street Navigator Security
   Lending Portfolio ..........   49,488,839    49,488,839(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $53,466,507) .........                 53,466,507


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (13.1)% ................                (46,470,103)
                                              ------------


NET ASSETS-- 100% .............               $354,272,442
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The International Equity Fund was invested in the following sectors at September 30, 2003:


                                        PERCENTAGE (BASED ON
SECTORS                                     MARKET VALUE)
--------------------------------------------------------------------------------
Financial                                       18.47%
Short Term                                      13.34%
Consumer - Discretionary                        12.14%
Industrials                                     10.95%
Healthcare                                       8.30%
Energy                                           7.43%
Consumer - Staples                               7.32%
Materials                                        7.30%
Information Technology                           6.59%
Telecommunication Services                       4.56%
Utilities                                        3.60%
                                             ---------
                                               100.00%
                                             =========

---------------------------------------------------------------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                      PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------

Q&A

Q. HOW DID THE GE INSTITUTIONAL PREMIER GROWTH EQUITY FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

A. The GE Institutional Premier Growth Equity Fund gained 26.71% for the Investment Class shares and 26.46% for Service Class shares for the twelve-month period ended September 30, 2003. The S&P 500 Composite Price Index, the Fund's benchmark, increased 24.44% and the Fund's Lipper peer group of 1,073 Large Cap Core funds increased 20.86% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. After a weak start to the fiscal year, due to economic uncertainty and geopolitical concerns, the market marked a bottom in March and rallied strongly in the second half of the year. The easing of interest rates in addition to the tax cuts enacted earlier in the year have given the market renewed confidence in an improving economic environment and strengthening corporate profit outlook.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL?

A. Technology led the rally this year, with a return of 60%. Yahoo! (+270%), Intel (+99%), and Cisco (+87%) were the top performing stocks in our portfolio for the year. Our media holdings were solid performers as well, with Comcast up 42% and Liberty Media up 38%. Our sole telecom holding, Vodafone, was up 60% in the period. Citigroup returned 57% despite a change in leadership at the firm.

Q.  WHICH HAVE NOT PERFORMED WELL?

A. Despite the strength in the technology sector overall, many technology names did not participate in the rally, including Technology Services company ADP (+5%), as well as software company Intuit (+6%). Despite double digit returns, the Healthcare sector trailed the broader market. Cardinal Health (-6%) and Pfizer (+7%) were the worst performers in the healthcare sector.

Q.  HOW HAVE YOU POSITIONED THE PORTFOLIO IN THIS TURBULENT MACRO ENVIRONMENT?

A. We have not attempted a guess at how geopolitical events may play out this year, and changes to the portfolio have been modest. There are 35 stocks in the portfolio and we continue to be overweighted in technology and healthcare. In technology, we are overweight companies that have not fully participated in the sharp run up in valuations, so we are less concerned about downside risk. We continue to take a long-term investment view of our holdings. Our holdings are financially strong, industry leaders with growth rates well in excess of the overall market.

                                                      PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
-------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]
--------------------------------------------------------------------------------
Investment Class Shares
--------------------------------------------------------------------------------
                    Premier
                  Growth Fund               S&P 500
--------------------------------------------------------------------------------
10/29/99             10000.00               10000.00
12/99                11672.59               10804.23
3/00                 12103.05               11069.14
6/00                 11612.52               10755.20
9/00                 11462.36               10647.30
12/00                11073.26                9812.03
3/01                 10050.64                8650.25
6/01                 10422.50                9156.01
9/01                  8759.44                7808.89
12/01                10050.81                8643.22
3/02                 10258.26                8668.03
6/02                  8909.85                7506.26
9/02                  7405.86                6208.85
12/02                 7969.32                6732.91
3/03                  7782.05                6522.01
6/03                  9020.11                7525.94
9/03                  9384.24                7726.29


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                                          ONE             THREE          SINCE
                                         YEAR             YEAR         INCEPTION*       COMMENCEMENT
----------------------------------------------------------------------------------------------------
Premier Growth Equity Fund              26.71%           -6.45%         -1.61%            10/29/99
----------------------------------------------------------------------------------------------------
S&P 500                                 24.44%          -10.14%         -6.37%
====================================================================================================

--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]
--------------------------------------------------------------------------------
                    Premier
                  Growth Fund               S&P 500
--------------------------------------------------------------------------------
1/3/01               10000.00               10000.00
3/01                  9400.97                8815.97
6/01                  9739.13                9331.41
9/01                  8173.91                7958.49
12/01                 9380.39                8808.80
3/02                  9564.32                8834.09
6/02                  8305.85                7650.05
9/02                  6892.50                6327.80
12/02                 7418.49                6861.89
3/03                  7234.48                6646.95
6/03                  8377.28                7670.12
9/03                  8716.24                7874.30

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                                    ONE            SINCE
                                   YEAR         INCEPTION*       COMMENCEMENT
--------------------------------------------------------------------------------
Premier Growth Equity Fund        26.46%         -4.89%            1/03/01
--------------------------------------------------------------------------------
S&P 500                           24.44%         -8.32%
================================================================================

INVESTMENT PROFILE

A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large-and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $232,681
(in thousands) as of September 30, 2003

[Pie chart omitted--plot points as follows:]

Information Technology 32.6%
Financial 19.4%
Healthcare 17.1%
Consumer - Discretionary 15.7%
Short-Term Investments 4.0%
Telecommunication Services 3.6%
Industrials 3.4%
Energy 2.5%
Consumer - Staples 1.7%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2003
as a % of Market Value
--------------------------------------------------------------------------------
   First Data Corp.                                              4.18%
--------------------------------------------------------------------------------
   Carnival Corp.                                                3.98%
--------------------------------------------------------------------------------
   Citigroup Inc.                                                3.90%
--------------------------------------------------------------------------------
   Liberty Media Corp. (Series A)                                3.85%
--------------------------------------------------------------------------------
   Dell Inc.                                                     3.79%
--------------------------------------------------------------------------------
   Comcast Corp. (Class A Special)                               3.73%
--------------------------------------------------------------------------------
   Home Depot Inc.                                               3.70%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc.                              3.63%
--------------------------------------------------------------------------------
   Vodafone Group PLC. ADR                                       3.58%
--------------------------------------------------------------------------------
   Cisco Systems Inc.                                            3.55%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                      PREMIER GROWTH EQUITY FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 96.6%+
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 15.8%

Carnival Corp. ................      281,689  $  9,264,751
Catalina Marketing Corp. ......       70,232     1,066,824(a)
Comcast Corp. (Class A Special)      293,427     8,667,834(a)
Home Depot Inc. ...............      269,953     8,598,003
Liberty Media Corp. (Series A)       897,886     8,951,923(a,h)
                                                36,549,335

CONSUMER - STAPLES -- 1.7%

The Gillette Co. ..............      123,239     3,941,183

ENERGY -- 2.5%

Baker Hughes Inc. .............       82,159     2,431,085
Schlumberger Ltd. .............       70,422     3,408,425
                                                 5,839,510

FINANCIAL -- 19.5%

AFLAC Inc. ....................      187,793     6,065,714(h)
American Express Co. ..........      146,713     6,610,888
American International Group ..      129,108     7,449,532
Citigroup Inc. ................      199,530     9,080,610
Federal National
   Mortgage Assoc. ............      120,305     8,445,411
State Street Corp. ............      164,319     7,394,355(e)
                                                45,046,510

HEALTHCARE -- 17.2%

Cardinal Health Inc. ..........      129,108     7,538,616(h)
DENTSPLY International Inc. ...      129,107     5,789,158
Johnson & Johnson .............       76,293     3,778,029
Lincare Holdings Inc. .........      187,793     6,882,613(a)
Pfizer Inc. ...................      252,347     7,666,302
Wyeth .........................      176,056     8,116,182
                                                39,770,900

INDUSTRIALS -- 3.4%

Dover Corp. ...................      223,004     7,887,651

INFORMATION TECHNOLOGY -- 32.9%

Applied Materials Inc. ........      193,662     3,513,029(a)
Automatic Data Processing .....       46,947     1,683,050
Certegy Inc. ..................      170,187     5,464,705
Cisco Systems Inc. ............      422,534     8,256,314(a)
Concord EFS Inc. ..............      105,633     1,444,003(a)

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Dell Inc. .....................      264,084  $  8,817,765(a)
First Data Corp. ..............      243,544     9,732,018
Intel Corp. ...................      258,215     7,103,495
Intuit Inc. ...................      129,108     6,228,170(a)
Microsoft Corp. ...............      281,690     7,828,165
Molex Inc. (Class A) ..........      305,164     7,488,724
Paychex Inc. ..................      146,714     4,978,006
Yahoo! Inc. ...................       96,831     3,425,881(a)
                                                75,963,325

TELECOMMUNICATION SERVICES -- 3.6%

Vodafone Group PLC. ADR .......      410,798     8,318,660(h,j)

TOTAL INVESTMENT IN SECURITIES
   (COST $219,598,532) ........                223,317,074



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.0%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund ............    7,930,723     7,930,723(l)
State Street Navigator Securities
   Lending Prime Portfolio ....    1,433,187     1,433,187(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $9,363,910) ..........                  9,363,910


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.6)% .................                 (1,463,785)
                                              ------------


NET ASSETS-- 100% .............               $231,217,199
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The Premier Growth Equity Fund had the following long futures contracts open at September 30, 2003:

                            NUMBER      CURRENT
              EXPIRATION      OF        NOTIONAL    UNREALIZED
DESCRIPTION      DATE      CONTRACTS     VALUE     DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      December 2003     2       $497,050     $(14,450)



----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                                     INCOME FUND
--------------------------------------------------------------------------------

Q&A

Q. HOW DID THE GE INSTITUTIONAL INCOME FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

A. The GE Institutional Income Fund posted a total return of 5.35% versus a return of 5.41% for the Lehman Brothers Aggregate Bond Index, the Fund's benchmark. The average return for the Fund's Lipper peer group of 412 Intermediate Investment Grade Debt funds for the same period was 5.97%.

Q. REVIEW WHAT HAPPENED IN THE FIXED INCOME MARKET OVER THE TWELVE MONTHS ENDED SEPTEMBER 30, 2003?

A. Interest rates fluctuated wildly over the twelve months ended September 30, 2003. The U.S. 10-year Treasury note traded down to a 3.1% yield and back up to 4.6% before ending the period at 3.94%. Geopolitical uncertainties shifted to the reality of war. Worried about the health of the U.S. economy and the potential for deflation, the Federal Reserve lowered its fed funds target to a 45-year low of 1% in June, bringing yields along the entire Treasury yield curve down with it. In a reversal of fortune, rates surged in July and August after Fed Chairman Greenspan's testimony to Congress and optimism over signs of economic recovery, exacerbated by mortgage security hedging. By the end of September, an investor in a 10-year U.S. Treasury note had given up over half of their return gained in the nine months ended June 30. Corporate securities led all investment grade sector returns for the period due to strong investor demand, while mortgage-backed security performance suffered, primarily due to their duration extension during the market sell-off.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Sector and security selection contributed positively to Fund performance. Above market positions in lower rated corporates and emphasis on yield-advantaged MBS added value. A tactical trade out of U.S. Treasuries into German bunds in April, taking advantage of the weakening U.S. dollar enhanced return. Lengthening duration in June, due to our outlook for a weaker than expected economy, negatively affected performance when rates reversed direction and rose sharply in July.

                                                                     INCOME FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]
--------------------------------------------------------------------------------
                   Income Fund               LB Aggregate
--------------------------------------------------------------------------------
11/21/97             10000.00                  10000.00
3/98                 10290.76                  10257.76
9/98                 10921.12                  10941.19
3/99                 10904.80                  10923.66
9/99                 10842.65                  10901.15
3/00                 11048.41                  11128.07
9/00                 11559.12                  11663.20
3/01                 12394.92                  12522.51
9/01                 13038.16                  13173.92
3/02                 12999.98                  13192.21
9/02                 14090.28                  14306.41
3/03                 14504.98                  14733.83
9/03                 14844.46                  15080.35


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                       ONE             THREE           FIVE              SINCE
                                      YEAR             YEAR            YEAR            INCEPTION*        COMMENCEMENT
---------------------------------------------------------------------------------------------------------------------
Income Fund                           5.35%            8.70%           6.33%             6.97%             11/21/97
---------------------------------------------------------------------------------------------------------------------
LB Aggregate                          5.41%            8.94%           6.63%             7.30%
=====================================================================================================================


INVESTMENT PROFILE

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing primarily in a variety of investment grade debt securities.

SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $279,981
(in thousands) as of September 30, 2003

[Pie chart omitted--plot points as follows:]

Mortgage Backed 31.2%
Asset Backed & Others 24.3%
Corporate Notes 20.4%
Treasuries 12.6%
Federal Agencies 9.3%
Sovereign Bonds 2.2%


QUALITY RATINGS
AS OF SEPTEMBER 30, 2003
as a % of Market Value
--------------------------------------------------------------------------------
         Moody's/S&P/                   Percentage of
         Fitch Rating+                  Market Value
--------------------------------------------------------------------------------
            Aaa/AAA                        76.51%
--------------------------------------------------------------------------------
            AA to A                        13.63%
--------------------------------------------------------------------------------
            Below A                         9.86%
--------------------------------------------------------------------------------

+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                                     INCOME FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
INCOME FUND
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 110.8%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 15.7%

U.S. Treasury Bonds
5.50%       08/15/28 ..........   $3,875,000 $   4,152,101(h)
6.88%       08/15/25 ..........      939,000     1,179,985(h)
7.25%       05/15/16 ..........    3,820,000     4,887,002(h)
8.13%       08/15/19 - 08/15/21    5,556,000     7,731,556(h)
10.63%      08/15/15 ..........      330,000       527,406(h)
                                                18,478,050
U.S. Treasury Notes
2.00%       08/31/05 ..........    2,240,000     2,264,035(j)
2.38%       08/15/06 ..........    8,325,000     8,438,803(j)
2.63%       05/15/08 ..........    4,244,000     4,233,602(j)
3.00%       02/15/08 ..........      590,000       600,366(j)
3.13%       09/15/08 ..........      905,000       915,959
6.00%       08/15/09 ..........      215,000       248,460
                                                16,701,225

TOTAL U.S. TREASURIES
   (COST $33,877,363) .........                 35,179,275


FEDERAL AGENCIES -- 11.6%

Federal Home Loan Bank
1.88%       06/15/06 ..........    2,405,000     2,394,659(j)
2.50%       12/15/05 ..........    4,190,000     4,255,113(h)
2.88%       09/15/06 ..........    2,560,000     2,607,053
                                                 9,256,825
Federal Home Loan Mortgage Corp.
5.00%       07/30/09 ..........      760,000       781,029(h)
5.25%       01/15/06 ..........    2,505,000     2,694,203(h)
                                                 3,475,232
Federal National Mortgage Assoc.
2.88%       05/19/08 ..........    2,880,000     2,834,582(h)
3.25%       01/15/08 ..........      705,000       715,180
3.75%       09/15/08 ..........    2,130,000     2,152,663
4.38%       07/17/13 ..........    1,835,000     1,785,327(h)
5.00%       01/15/07 - 05/14/07    4,760,000     5,004,700(h)
6.63%       11/15/30 ..........      675,000       789,696(h)
                                                13,282,148

TOTAL FEDERAL AGENCIES
   (COST $25,347,782) .........                 26,014,205


AGENCY MORTGAGE BACKED -- 28.3%

Federal Home Loan Mortgage Corp.
5.00%       04/01/13 ..........      482,928       504,961
6.00%       08/01/17 - 05/01/31      464,842       479,865
6.50%       01/01/27 - 02/01/33      220,127       229,107
7.00%       10/01/16 - 09/01/32      344,808       363,336

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
7.50%       09/01/12 - 03/01/32 $    211,380  $     225,214
8.00%       11/01/30 ..........      186,224       201,345
8.50%       02/01/30 - 05/01/30      289,982       311,309
                                                 2,315,137
Federal National Mortgage Assoc.
5.50%       04/01/14 - 08/01/33    2,050,253     2,110,428(i)
6.00%       02/01/14 - 10/01/33    3,670,318     3,792,616
6.50%       06/01/17 - 10/01/33    1,790,855     1,875,099
7.00%       03/01/15 - 06/01/33    3,161,787     3,344,089(h)
7.50%       09/01/13 - 03/01/33    4,419,636     4,704,782(h)
8.00%       12/01/12 - 01/01/33    1,369,721     1,466,558
8.50%       05/01/31 - 08/01/31      278,216       298,527
9.00%       06/01/09 - 12/01/22      174,254       191,796
                                                17,783,895
Federal National Mortgage Assoc.
5.00%       TBA ...............   14,335,000    14,594,997(c)
5.50%       TBA ...............   22,875,000    23,452,381(c)
                                                38,047,378

Federal Reserve Corp.
6.50%       09/15/33 ..........      100,000       104,875

Government National Mortgage Assoc.
6.00%       04/15/33 - 07/15/33      935,261       972,243
6.50%       03/15/24 - 05/15/33      896,085       940,756
7.00%       03/15/12 - 04/15/29      384,186       408,368
7.50%       10/15/22 - 09/15/31    2,060,060     2,222,787
8.00%       05/15/30 - 09/15/30       59,798        64,053
8.50%       10/15/17 ..........       63,733        70,449
9.00%       11/15/16 - 12/15/21      251,723       277,634
                                                 4,956,290

TOTAL AGENCY MORTGAGE BACKED
   (COST $62,348,128) .........                 63,207,575


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.5%

Fannie Mae Whole Loan
2.25%       06/25/43 ..........    5,722,581       422,040(g,i)
5.19%       08/25/43 ..........      680,000       700,400
                                                 1,122,440
Federal Home Loan Mortgage Corp.
4.00%       10/15/27 ..........      695,541       704,120
4.37%       08/01/27 ..........       16,061        15,455(d,f)
5.00%       07/15/14 - 05/15/17    1,160,346       122,069(g)
6.25%       01/15/23 ..........       86,109        88,457
6.38%       05/25/43 ..........    1,917,047       249,815(g,i)
7.50%       01/15/16 - 07/15/27      226,398       181,287(g)
8.00%       02/01/23 - 07/01/24       68,164        11,408(g)
12.80%      06/15/33 ..........      963,039     1,040,881(i)
18.10%      05/15/31 ..........      158,000       176,960(i)
                                                 2,590,452
Federal Home Loan Mortgage
   Corp. (Class D)
5.50%       06/15/33 ..........      770,867       139,367(g)

Federal Home Loan Mortgage
   Corp. (Series T)
6.98%       05/25/43 ..........    1,007,892       145,514(g,i)

-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                                     INCOME FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.
4.00%       08/25/17 - 02/25/28 $  1,423,207 $   1,441,379
5.00%       08/25/17 ..........      273,235        44,585(g)
5.50%       01/25/27 ..........      601,530       103,764(g)
5.89%       10/25/29 ..........      845,765        98,320(g,i)
6.39%       05/25/18 ..........    1,864,297       270,994(g,i)
6.49%       05/25/42 - 09/25/42   11,008,790     1,512,456(g,i)
6.54%       04/25/17 - 10/25/17    2,020,195       251,931(g,i)
6.59%       08/25/16 ..........      753,179        88,645(g,i)
6.99%       06/25/42 ..........    1,347,041       194,479(g,i)
8.00%       07/25/14 ..........      508,982       574,428
11.98%      09/25/31 ..........      523,253       562,013(i)
12.82%      05/25/17 - 12/25/17      790,194       871,440(i)
15.00%      12/25/42 ..........    1,477,346        55,862(d,g)
16.54%      03/25/17 - 03/25/17      396,612       446,655(i)
18.17%      04/25/32 ..........      220,973       253,894(i)
                                                 6,770,845
Federal National Mortgage
   Assoc. (Class A)
7.50%       11/25/31 ..........      450,992       495,528

Federal National Mortgage
   Assoc. (Class S)
5.99%       02/25/31 ..........      841,287        96,748(g,i)

Federal National Mortgage
   Assoc. REMIC
14.19%      03/25/31 ..........      878,336       937,195(i)

Federal National Mortgage
   Assoc. REMIC (Class J)
1080.91%    03/25/22 ..........          148         2,082(g)

Federal National Mortgage
   Assoc. REMIC (Class K)
1008.00%    05/25/22 ..........           94         2,113(g)

Federal National Mortgage
   Assoc. STRIPS
7.50%       11/01/23 - 01/01/24      449,917        76,541(g)
8.00%       08/01/23 - 07/01/24      140,006        25,523(g)
                                                   102,064
TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $12,686,057) .........                 12,404,348


ASSET BACKED -- 16.1%

AESOP Funding II LLC. (Class A)
3.85%       10/20/06 ..........      312,000       321,263(b)
American Express Credit Account
   Master Trust (Class A)
1.24%       12/15/08 ..........      200,000       200,419(i)
Bank One Issuance Trust (Class A)
1.17%       10/15/08 ..........    1,350,000     1,350,642(i)
1.23%       12/15/10 ..........    3,500,000     3,503,134(i)
Bank One Issuance Trust (Class C)
3.76%       08/15/08 ..........      323,000       329,864
Bear Stearns Asset Backed Securities
   Inc. (Class A)
1.49%       02/25/34 ..........      690,000       690,000(i)

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust (Class B)
2.93%       03/25/09 ..........   $  192,000  $    194,006
Capital Auto Receivables Asset
   Trust (Class A)
1.21%       04/17/06 ..........      265,000       265,026(i)
Capital One Prime Auto Receivables
   Trust (Class A)
2.09%       09/17/07 ..........      400,000       399,500(i)
Carco Auto Loan Master Trust
1.19%       11/15/06 ..........      600,000       600,203(i,m)
CDC Mortgage Capital Trust
   (Class A)
1.61%       03/25/33 ..........      376,529       377,598(i,m)
Chase Credit Card Master
   Trust (Class A)
1.18%       03/12/08 ..........    1,300,000     1,300,831(i,m)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
1.24%       04/25/18 ..........      200,000       200,000(i,m)
1.36%       03/25/32 ..........      215,716       215,776(i)
2.73%       05/25/36 ..........      442,000       438,133
Chase Manhattan Auto Owner
   Trust (Class A)
2.57%       02/16/10 ..........      975,000     1,023,643
Citibank Credit Card Issuance Trust
1.18%       09/17/07 ..........      600,000       600,092(i)
4.10%       12/07/06 ..........      503,000       518,598
4.45%       04/07/10 ..........      252,000       256,624
5.65%       06/16/08 ..........      756,000       822,437
Citibank Credit Card Issuance
   Trust (Class A)
2.70%       01/15/08 ..........      410,000       416,404
6.90%       10/15/07 ..........      185,000       203,337
Citibank Credit Card Issuance
   Trust (Class B)
1.45%       03/07/08 ..........    1,012,000     1,013,443(i)
Citibank Credit Card Master
   Trust I (Class A)
5.88%       03/10/11 ..........      167,000       186,273
Countrywide Asset-Backed
   Certificates
1.37%       07/25/31 ..........       71,769        71,875(i)
1.38%       05/25/32 ..........      201,974       201,901(i)
Countrywide Home Equity Loan
   Trust (Class A)
1.35%       07/15/27 ..........      341,274       340,808(i)
Discover Card Master
   Trust I (Class A)
1.30%       09/18/07 - 11/15/07    1,007,000     1,008,953(i)
5.30%       11/16/06 ..........      673,000       689,307
Federal National Mortgage Assoc.
3.95%       12/26/31 ..........      280,000       287,258
First USA Credit Card Master
   Trust (Class A)
1.26%       11/19/08 ..........    1,400,000     1,403,801(i)
Fleet Credit Card Master
   Trust II (Class A)
1.26%       04/15/10 ..........    2,200,000     2,204,396(i)
2.40%       07/15/08 ..........      199,000       200,783


-------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                                     INCOME FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                    PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Fleet Home Equity Loan
   Trust (Class A)
1.36%       01/20/33 ..........  $   751,842  $    751,223(i)
Ford Credit Auto Owner
   Trust (Class B)
4.79%       11/15/06 ..........      312,000       325,925
Green Tree Financial
   Corp. (Class A)
6.90%       04/15/18 ..........       11,195        11,433
Household Automotive
   Trust (Class A)
1.42%       07/17/09 ..........      500,000       501,235(i)
MBNA Credit Card Master Note
   Trust (Class A)
1.18%       04/15/08 ..........    1,300,000     1,300,831(i,m)
1.23%       08/16/10 ..........      300,000       300,528(i)
MBNA Credit Card Master Note
   Trust (Class C)
4.05%       01/15/08 ..........      156,000       159,877
MBNA Master Credit Card Trust
   USA (Class A)
1.24%       12/17/07 ..........      250,000       250,398(i,m)
1.38%       08/15/08 ..........      700,000       703,952(i)
Mellon Bank Premium Finance
   Loan Master Trust (Class A)
1.30%       06/15/06 ..........    1,000,000     1,000,028(i)
Nissan Auto Receivables Owner
   Trust (Class A)
2.05%       03/16/09 ..........      169,000       166,544
2.61%       07/15/08 ..........      288,000       290,316
Peco Energy Transition Trust
6.52%       12/31/10 ..........      169,000       194,134
PSE&G Transition Funding LLC
   (Class A)
6.61%       06/15/15 ..........      300,000       348,864
Residential Asset Securities
   Corp. (Class A)
1.37%       07/25/32 ..........      210,170       209,701(i)
1.39%       04/25/32 ..........    1,742,492     1,742,880(i)
2.66%       11/25/28 ..........      162,000       161,804
Saxon Asset Securities Trust
   (Class A)
1.52%       12/25/32 ..........      326,502       326,885(i)
Superior Wholesale Inventory
   Financing Trust
1.21%       01/16/06 - 03/15/06    5,400,000     5,399,781(i,m)
West Penn Funding LLC
   Transition Bonds (Class A)
6.81%       09/25/08 ..........       87,000        93,986

TOTAL ASSET BACKED
   (COST $35,927,947) .........                 36,076,653


CORPORATE NOTES -- 25.5%

Alabama Power Co. (Series V)
5.60%       03/15/33 ..........      175,000       169,211
Albertson's Inc.
7.45%       08/01/29 ..........      235,000       264,778

--------------------------------------------------------------------------------
                                    PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Allstate Financial Global Funding
5.25%       02/01/07 ..........     $365,000 $     392,185(b)
American Electric Power Co.
   Inc. (Series D)
5.25%       06/01/15 ..........      260,000       253,612
American Honda Finance Corp.
1.30%       08/15/06 ..........      650,000       649,977(b.i)
American Standard Inc.
7.38%       04/15/05 ..........      260,000       274,950
Anadarko Petroleum Corp.
5.00%       10/01/12 ..........      180,000       185,156
Anheuser-Busch Cos. Inc.
6.50%       02/01/43 ..........      535,000       601,225
AOL Time Warner Inc.
7.70%       05/01/32 ..........      180,000       207,453
Appalachian Power Co. (Series E)
4.80%       06/15/05 ..........      230,000       240,324
Appalachian Power Co. (Series G)
3.60%       05/15/08 ..........      135,000       134,603
Arizona Public Service
5.63%       05/15/33 ..........      125,000       117,120
AT&T Corp.
7.80%       11/15/11 ..........      320,000       370,533(n)
Bank of America Corp.
3.88%       01/15/08 ..........      295,000       303,999
7.40%       01/15/11 ..........      385,000       456,647
Bank One Corp.
6.50%       02/01/06 ..........      850,000       934,871
Baxter International Inc.
4.63%       03/15/15 ..........      250,000       244,238(b)
BB&T Corp.
4.75%       10/01/12 ..........      115,000       116,364
6.38%       06/30/25 ..........      230,000       248,436(i)
Belo Corp.
8.00%       11/01/08 ..........      175,000       209,016
British Sky Broadcasting PLC
6.88%       02/23/09 ..........      260,000       290,652
British Telecommunications PLC.
8.38%       12/15/10 ..........      170,000       209,343(n)
Cadbury Schweppes
   US Finance LLC.
5.13%       10/01/13 ..........      170,000       172,455(b)
Campbell Soup Co.
5.50%       03/15/07 ..........      230,000       251,866
Carolina Power & Light Co.
6.13%       09/15/33 ..........      180,000       186,785
Cendant Corp.
6.25%       01/15/08 ..........      345,000       379,732
Centerior Energy Corp. (Series B)
7.67%       07/01/04 ..........       81,000        84,322
Cia Brasileira de Bebidas
8.75%       09/15/13 ..........      260,000       261,815(b)
Citigroup Inc.
7.25%       10/01/10 ..........      286,000       337,907
City National Corp.
5.13%       02/15/13 ..........      195,000       199,172
Comcast Cable Communications
6.38%       01/30/06 ..........      220,000       238,958




------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                                     INCOME FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Comcast Corp.
5.50%       03/15/11 ..........   $  215,000 $     226,431
5.85%       01/15/10 ..........      525,000       568,511
ConAgra Foods Inc.
6.00%       09/15/06 ..........      280,000       307,217
Conoco Inc.
5.90%       04/15/04 ..........    1,152,000     1,180,316
6.95%       04/15/29 ..........      150,000       172,252
Consolidated Edison Co.
   of New York
5.63%       07/01/12 ..........      170,000       183,853
Countrywide Home Loans Inc.
5.63%       05/15/07 ..........      265,000       287,287
COX Enterprises Inc.
8.00%       02/15/07 ..........      445,000       512,879(b)
CSX Corp.
5.50%       08/01/13 ..........      235,000       246,677
7.25%       05/01/04 ..........      100,000       103,193
DaimlerChrysler N.A.
   Holding Corp.
4.05%       06/04/08 ..........      310,000       307,396
Delhaize America Inc.
7.38%       04/15/06 ..........      170,000       181,900
Deutsche Telekom International
   Finance BV
5.25%       07/22/13 ..........      510,000       516,687
Devon Financing Corp. ULC
7.88%       09/30/31 ..........      230,000       282,095
Dominion Resources Inc.
   (Series A)
2.80%       02/15/05 ..........      185,000       187,319
Dominion Resources Inc.
   (Series B)
4.13%       02/15/08 ..........      185,000       188,749
Domtar Inc.
7.88%       10/15/11 ..........      225,000       268,740
Duke Energy Corp.
4.50%       04/01/10 ..........      150,000       150,595
5.38%       01/01/09 ..........       91,000        97,035
EOP Operating LP
7.25%       02/15/18 ..........      340,000       395,308
7.75%       11/15/07 ..........      220,000       254,958
Equitable Resources Inc.
5.15%       11/15/12 ..........      235,000       247,340
ERP Operating LP
6.63%       03/15/12 ..........      475,000       535,795
European Investment Bank
4.63%       03/01/07 ..........      365,000       391,066
Ford Motor Co.
7.45%       07/16/31 ..........      175,000       161,458
Ford Motor Credit Co.
6.88%       02/01/06 ..........      385,000       409,809
7.38%       10/28/09 ..........      410,000       437,916
7.50%       03/15/05 ..........      340,000       361,486
7.60%       08/01/05 ..........       54,000        57,937
FPL Group Capital Inc.
7.38%       06/01/09 ..........      443,000       521,851
Fred Meyer Inc. Holding Co.
7.38%       03/01/05 ..........      160,000       172,157

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
-------------------------------------------------------------------------------
General Mills Inc.
3.88%       11/30/07 ..........   $  265,000 $     273,807
5.13%       02/15/07 ..........      380,000       409,184
General Motors Acceptance Corp.
1.83%       01/20/04 ..........    1,000,000     1,000,745(i,m)
4.15%       02/07/05 ..........      310,000       314,578
5.13%       05/09/08 ..........       90,000        92,053
5.75%       11/10/03 ..........      314,000       315,348
6.13%       09/15/06 ..........      279,000       295,099
6.87%       12/01/12 ..........      430,000       232,173(d)
6.88%       09/15/11 - 08/28/12      595,000       614,779
7.25%       03/02/11 ..........       47,000        49,789
Georgia Power Co.
4.88%       07/15/07 ..........      305,000       324,606
Golden West Financial Corp.
4.75%       10/01/12 ..........      230,000       232,222
Goldman Sachs Group Inc.
1.30%       08/18/06 ..........      680,000       679,961(i)
4.13%       01/15/08 ..........      155,000       160,579
6.60%       01/15/12 ..........      220,000       248,603
Household Finance Corp.
2.64%       12/16/04 ..........      200,000       203,391(i)
3.38%       02/21/06 ..........      140,000       143,367
6.38%       10/15/11 - 11/27/12      325,000       361,093
6.50%       01/24/06 ..........      605,000       662,754
HSBC Capital Funding LP
4.61%       12/29/49 ..........      435,000       412,978(b,i)
9.55%       12/31/49 ..........       64,000        81,995(b,i,n)
Hudson United Bank
7.00%       05/15/12 ..........      395,000       446,577
Humana Inc.
6.30%       08/01/18 ..........      175,000       185,627
Hydro Quebec
8.00%       02/01/13 ..........      185,000       236,205
8.25%       04/15/26 ..........       95,000       126,167
International Business
   Machines Corp.
1.27%       09/10/04 ..........      500,000       500,442(i)
International Paper Co.
6.75%       09/01/11 ..........      155,000       174,839
John Deere Capital Corp.
4.13%       07/15/05 ..........      310,000       322,862
John Hancock Global Funding II
5.63%       06/27/06 ..........      347,000       377,678(b)
Kellogg Co. (Series B)
6.60%       04/01/11 ..........      110,000       125,336
7.45%       04/01/31 ..........      503,000       611,105
Keycorp
4.63%       05/16/05 ..........      535,000       560,605
KeySpan Corp.
5.88%       04/01/33 ..........      150,000       151,873
KFW International Finance
4.75%       01/24/07 ..........      645,000       692,487
Kinder Morgan Inc.
6.50%       09/01/12 ..........      235,000       262,110
Kraft Foods Inc.
5.25%       06/01/07 ..........      355,000       379,481
Kroger Co.
7.65%       04/15/07 ..........      270,000       309,224


------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                                     INCOME FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.
5.88%       11/15/17 ..........   $  235,000    $  248,597
Lockheed Martin Corp.
8.50%       12/01/29 ..........      590,000       787,644
Marsh & McLennan Cos. Inc.
5.88%       08/01/33 ..........      220,000       220,248
Masco Corp.
5.88%       07/15/12 ..........      305,000       331,505
6.75%       03/15/06 ..........      255,000       282,444
Merrill Lynch & Co. Inc.
1.43%       01/14/05 ..........    2,000,000     2,005,830(i,m)
3.38%       09/14/07 ..........      270,000       273,580
Metropolitan Life
   Global Funding I
4.75%       06/20/07 ..........      270,000       290,101(b)
Midamerican Energy
   Holdings Co.
3.50%       05/15/08 ..........      260,000       257,953
Morgan Stanley
4.25%       05/15/10 ..........      205,000       207,363
5.30%       03/01/13 ..........      345,000       356,147
Murphy Oil Corp.
7.05%       05/01/29 ..........      190,000       219,035
National Rural Utilities
   Cooperative Finance Corp.
6.00%       05/15/06 ..........      721,000       788,578
NB Capital Trust IV
8.25%       04/15/27 ..........      229,000       271,157
News America Inc.
6.55%       03/15/33 ..........      205,000       198,212
Nisource Finance Corp.
5.40%       07/15/14 ..........      340,000       344,483
Nordic Investment Bank
2.75%       01/11/06 ..........      165,000       168,489
Norfolk Southern Corp.
6.00%       04/30/08 ..........       55,000        61,590
Norsk Hydro ASA
7.25%       09/23/27 ..........      220,000       259,205
Northeast Utilities (Series B)
3.30%       06/01/08 ..........      170,000       165,052
Ocean Energy Inc.
4.38%       10/01/07 ..........      230,000       239,467
Ohio Power Co. (Series E)
6.60%       02/15/33 ..........       95,000       100,954(b)
Oncor Electric Delivery Co.
7.25%       01/15/33 ..........       90,000       102,865(b)
Pall Corp.
6.00%       08/01/12 ..........      235,000       248,324(b)
Panhandle Eastern Pipe Line
4.80%       08/15/08 ..........      265,000       272,885(b)
Pemex Finance Ltd.
9.03%       02/15/11 ..........      398,000       477,274
Pemex Project Funding
   Master Trust
7.38%       12/15/14 ..........      430,000       459,025
Petro-Canada
5.35%       07/15/33 ..........      145,000       131,666
Petroleos Mexicanos
9.50%       09/15/27 ..........      242,000        292,820


--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
PP&L Capital Funding Inc.
7.75%       04/15/05 ..........     $105,000    $  113,089
Principal Life Global Funding I
5.25%       01/15/13 ..........      235,000       243,185(b)
Procter & Gamble - ESOP
   (Series A)
9.36%       01/01/21 ..........      475,000       665,462
Progress Energy Inc.
5.85%       10/30/08 ..........      230,000       249,798
7.75%       03/01/31 ..........      210,000       240,809
PSI Energy Inc.
6.65%       06/15/06 ..........      190,000       208,748
Public Service Co. of Colorado
4.88%       03/01/13 ..........      165,000       166,048(b)
7.88%       10/01/12 ..........      235,000       285,628
Public Service Co. of New Mexico
4.40%       09/15/08 ..........      275,000       281,277
Public Service Electric & Gas
5.00%       01/01/13 ..........      230,000       234,461
Puget Energy Inc.
3.36%       06/01/08 ..........      170,000       166,710
Quest Diagnostics
6.75%       07/12/06 ..........      155,000       170,241
Raytheon Co.
6.75%       08/15/07 ..........       91,000       102,606
8.20%       03/01/06 ..........      170,000       192,918
Royal Bank of Scotland
   Group PLC.
7.65%       08/31/49 ..........       78,000        94,264(i)
8.82%       03/31/49 ..........      649,000       711,940
Royal Bank of Scotland
   Group PLC. ADR
9.12%       03/31/49 ..........      247,000       312,027
Safeco Corp.
4.20%       02/01/08 ..........       95,000        97,901
Safeway Inc.
6.15%       03/01/06 ..........      540,000       585,645
Sara Lee Corp.
6.13%       11/01/32 ..........       80,000        84,370
SC Johnson & Son Inc.
5.75%       02/15/33 ..........      160,000       156,875(b)
Shurgard Storage Centers Inc.
5.88%       03/15/13 ..........      290,000       304,299
Simon Property Group LP
6.75%       07/15/04 ..........      245,000       254,572
Southtrust Bank NA
7.00%       11/15/08 ..........      115,000       133,901
Sprint Capital Corp.
6.13%       11/15/08 ..........      170,000       183,317
7.63%       01/30/11 ..........      355,000       400,169
8.38%       03/15/12 ..........      255,000       300,487
Synovus Financial Corp.
4.88%       02/15/13 ..........      155,000       155,744
Telefonos de Mexico S.A. de C.V.
8.25%       01/26/06 ..........      275,000       305,250
Textron Inc.
4.50%       08/01/10 ..........      255,000       258,537
The Bear Stearns Cos. Inc.
5.70%       01/15/07 ..........      155,000       169,508



------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                                     INCOME FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
The May Department Stores Co.
8.50%       06/01/19 ..........     $105,000  $    132,197
The Progressive Corp.
6.25%       12/01/32 ..........      175,000       185,071
Time Warner Cos.
7.57%       02/01/24 ..........      135,000       151,050
Time Warner Inc.
7.75%       06/15/05 ..........      225,000       245,670
Toll Brothers Inc.
5.95%       09/15/13 ..........      250,000       263,860(b)
Travelers Property Casualty Corp.
6.38%       03/15/33 ..........      255,000       269,736
Turner Broadcasting System Inc.
8.38%       07/01/13 ..........      492,000       604,387
Tyson Foods Inc.
6.63%       10/01/04 ..........      155,000       161,481
7.25%       10/01/06 ..........      360,000       401,572
Union Electric Co.
5.10%       08/01/18 ..........      225,000       227,612
Union Planters Bank NA
5.13%       06/15/07 ..........      310,000       332,151
United Dominion Realty Trust Inc.
6.50%       06/15/09 ..........      225,000       251,025
United Overseas Bank Ltd.
4.50%       07/02/13 ..........      255,000       249,277(b)
Univision Communications Inc.
7.85%       07/15/11 ..........      170,000       199,274
Vale Overseas Ltd.
9.00%       08/15/13 ..........      180,000       187,650(b)
Valero Energy Corp.
6.88%       04/15/12 ..........       85,000        94,853
7.50%       04/15/32 ..........      175,000       194,235
Verizon Florida Inc. (Series F)
6.13%       01/15/13 ..........      230,000       251,925
Verizon Pennsylvania (Series A)
5.65%       11/15/11 ..........      146,000       156,411
Wachovia Corp.
4.95%       11/01/06 ..........      274,000       293,767
Washington Mutual Inc.
5.63%       01/15/07 ..........      305,000       331,690
Waste Management Inc.
7.38%       08/01/10 ..........      265,000       309,152
Webster Bank
5.88%       01/15/13 ..........      230,000       241,689(b)
Wells Fargo & Co.
5.25%       12/01/07 ..........      385,000       418,379
Wendy's International Inc.
6.20%       06/15/14 ..........      385,000       428,395
Weyerhaeuser Co.
5.50%       03/15/05 ..........      385,000       404,452
6.00%       08/01/06 ..........      360,000       391,323
6.13%       03/15/07 ..........      150,000       164,816
Wisconsin Energy Corp.
5.88%       04/01/06 ..........      230,000       248,785

TOTAL CORPORATE NOTES
   (COST $54,662,896) .........                 57,159,804


--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.3%

Bear Stearns Commercial Mortgage
   Securities (Class A)
6.02%       02/14/31 ..........  $   258,000 $     285,695
Bear Stearns Commercial Mortgage
   Securities (Class B)
6.20%       02/14/31 ..........       34,000        37,905
Chase Commercial Mortgage
   Securities Corp. (Class A)
6.03%       11/18/30 ..........      144,601       154,938
Citicorp Mortgage Securities
   Inc. (Class B)
6.13%       08/25/32 ..........      313,398       326,569(i)
Crusade Global Trust (Class A)
1.33%       09/18/34 ..........      777,000       791,056(i,m)
CS First Boston Mortgage Securities
   Corp. (Class A)
5.11%       09/15/34 ..........       99,000       105,874
6.13%       04/15/37 ..........      100,000       111,316
DLJ Commercial Mortgage Corp.
6.24%       11/12/31 ..........      442,000       493,983
First Horizon Asset Securities
   Inc. (Class B)
6.25%       09/25/32 ..........      207,797       212,732
First Union-Lehman Brothers-Bank
   of America (Class A)
6.56%       11/18/35 ..........      289,000       327,015
GMAC Commercial Mortgage
   Securities Inc. (Class A)
6.42%       05/15/35 ..........    1,252,000     1,411,920
Impac CMB Trust (Class A)
1.40%       08/25/32 ..........      462,172       462,511(i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
6.47%       11/15/35 ..........      128,000       145,366
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
4.92%       10/15/37 ..........      332,000       338,006(i)
KSL Resorts (Class A)
1.67%       05/15/13 ..........      200,000       200,000(b,i)
LB-UBS Commercial Mortgage Trust
3.82%       03/15/34 ..........    1,273,000        36,320(b,d)
6.23%       03/15/26 ..........       75,000        84,014
8.84%       02/15/37 ..........    2,966,760        82,513(b,d)
10.22%      04/15/37 ..........    3,989,093        84,768(b)
LB-UBS Commercial Mortgage
   Trust (Class A)
4.93%       09/15/35 ..........      495,000       504,900(i)
6.13%       12/15/30 ..........      175,000       195,301
6.65%       11/15/27 ..........      892,000     1,022,925
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%       07/14/16 ..........       65,000        73,542(b)
Master Asset Securitization Trust
6.31%       09/25/32 ..........      163,071       168,489(i)


-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                                     INCOME FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Morgan Stanley Capital I (Class A)
5.01%       04/15/38 ..........  $   203,000  $    209,217
6.53%       03/15/31 ..........      446,000       503,811
7.11%       04/15/33 ..........      245,000       284,776
Morgan Stanley Capital I (Class D)
7.09%       07/15/30 ..........      155,000       179,586(i)
Morgan Stanley Dean
   Witter Capital I
0.85%       10/15/35 ..........    2,139,000        64,173(b,g,i)
0.91%       04/15/34 ..........    1,373,000        44,698(b,g,i)
Morgan Stanley Dean Witter
   Capital I (Class A)
5.72%       12/18/32 ..........      551,000       602,503
6.39%       10/15/35 ..........      320,000       361,845
6.54%       02/01/31 ..........      440,000       495,890
Morgan Stanley Dean Witter
   Capital I (Class X)
1.58%       02/01/31 ..........    1,644,098        88,562(b,g,i)
Puma Finance Ltd. (Class A)
1.31%       10/11/34 ..........      265,000       264,841(i)
Residential Asset
   Securitization Trust
1.05%       08/25/30 ..........      323,837         5,700(g,i)
Salomon Brothers Mortgage
   Securities VII
7.00%       07/25/24 ..........      620,048       589,231(i)
Wachovia Bank Commercial
   Mortgage Trust
1.64%       03/15/15 ..........      140,000       139,879(b,i)
2.02%       03/15/15 ..........      100,000        99,920(b,i)
Wachovia Bank Commercial
   Mortgage Trust (Class B)
1.54%       03/15/15 ..........      180,000       180,070(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $11,167,170) .........                 11,772,360


SOVEREIGN BONDS -- 2.8%

Bahamas Government
   International Bond
6.63%       05/15/33 ..........      210,000       216,590(b)
Canada Government
   International Bond
5.25%       11/05/08 ..........      305,000       338,575
Mexico Government
   International Bond
4.63%       10/08/08 ..........      170,000       174,250
8.00%       09/24/22 ..........      170,000       187,425
8.13%       12/30/19 ..........      435,000       491,550
Ontario Electricity Financial Corp.
7.45%       03/31/13 ..........      985,000     1,220,702
Province of British Columbia
4.63%       10/03/06 ..........      238,000       253,813
Province of Manitoba
4.25%       11/20/06 ..........      379,000       400,010


--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Province of New Brunswick
3.50%       10/23/07 ..........  $   230,000    $  236,058
Province of Ontario
3.50%       09/17/07 ..........      235,000       241,135
5.13%       07/17/12 ..........       40,000        42,763
Province of Quebec
5.00%       07/17/09 ..........    1,090,000     1,172,132
Province of Saskatchewan
7.38%       07/15/13 ..........      155,000       192,213
8.00%       02/01/13 ..........       95,000       122,735
Region of Lombardy
5.80%       10/25/32 ..........      100,000       105,186
Republic of Finland
4.75%       03/06/07 ..........      160,000       172,016
Republic of Italy
4.38%       10/25/06 ..........       57,000        60,456
4.63%       06/15/05 ..........      515,000       542,101

TOTAL SOVEREIGN BONDS
   (COST $5,940,668) ..........                  6,169,710


--------------------------------------------------------------------------------
MUNICIPALS -- 0.0%
--------------------------------------------------------------------------------

Illinois St.
5.10%       06/01/33
   (COST $82,765) .............       85,000        79,108

TOTAL INVESTMENT IN SECURITIES
   (COST $242,040,776) ........                248,063,038


                                      NUMBER
                                   OF SHARES          VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.3%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $31,917,978) .........   31,917,978    31,917,978


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (25.1%) ................                (56,247,586)
                                              ------------


NET ASSETS-- 100% .............               $223,733,430
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
The Income Fund had the following long futures contracts open at September 30, 2003:

                                    NUMBER    CURRENT
                      EXPIRATION      OF      NOTIONAL      UNREALIZED
DESCRIPTION              DATE      CONTRACTS   VALUE       APPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
   Notes 5 Yrs.       December-03     12     $1,361,625       $51,427



-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------

Q&A

Q. HOW DID THE GE INSTITUTIONAL STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

A. The GE Institutional Strategic Investment Fund gained 17.30% for the twelve-month period ended September 30, 2003. During the same period, the Fund's broad based benchmarks, the Standard and Poor's 500 Composite Price Index returned 24.44% and the Lehman Brothers Aggregate Bond Index gained 5.41%. The Fund's Lipper peer group of 296 Flexible funds gained an average of 17.28%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. As of September 30, 2003, the U.S. equity portion of the portfolio held 61 stocks that met our criteria of high quality, industry leading companies, with above average earnings growth and strong management teams. Year to date the sectors that helped our performance in U.S. equities the most were Consumer Staples and Telecommunications. In the Consumer Staples sector, our holdings returned 14% compared to the sector return of 5%. Positive performers in the sector included PepsiCo (+26%), Altria Group (+20%), and Gillette (+10%). In the Telecommunications sector, Vodafone (+60%) outperformed the sector return of +28%. For the year, the primary negative drivers of our relative performance were the Information Technology and Healthcare sectors. In the Information Technology sector, our holdings were +30% compared to a sector return of +60%. Concord EFS (-14%), Automatic Data Processing (+5%), Intuit (+6%), and Molex (+17%) trailed the sector returns significantly. Despite weakness in these names, we continue to believe that they will be the long term winners in the technology space. In the Healthcare sector our holdings returned 9% compared to the sector return of 11%. The relative underperformance of Healthcare to the broader market also negatively impacted our performance due to our overweight position. The weakest performers in the Healthcare sector included Johnson & Johnson (-7%), Cardinal Health (-6%), and Pfizer (+7%).

    In the fixed income portion of the Fund, sector and security selection contributed positively to Fund performance. Above market positions in lower rated corporates, and emphasis on yield-advantaged MBS, added value. A tactical trade out of U.S. Treasuries into German bunds in April, taking advantage of the weakening U.S. dollar enhanced return. Lengthening duration in June, due to our outlook for a weaker than expected economy, negatively affected performance when rates reversed direction and rose sharply in July. Interest rates fluctuated wildly over the twelve months ending September 30, 2003. The U.S. 10-year Treasury note traded down to a 3.1% yield and back up to 4.6% before ending the period at 3.94%. Geopolitical uncertainties shifted to the reality of war. Worried about the health of the U.S. economy and the potential for deflation, the Federal Reserve lowered its fed funds target to a 45-year low of 1% in June, bringing yields along the entire Treasury yield curve down with it. In a reversal of fortune, rates surged in July and August after Fed Chairman Greenspan's testimony to Congress and optimism over signs of economic recovery, exacerbated by mortgage security hedging. By the end of September, an investor in a 10-year U.S. Treasury note had given up over half of their return gained in the nine months ended June 30. Corporate securities led all investment grade sector returns for the period due to strong investor demand, while mortgage-backed security performance suffered, primarily due to their duration extension during the market sell-off.

    The first half of the reporting period in the international equity markets was beset by a weakening global economy, impending war in Iraq and the SARS outbreak, combining to create a very weak market environment. Since the cyclical lows of late March, the world's stock markets have rebounded sharply, due to some signs of economic recovery assisted by plentiful liquidity and decades low interest rates. Geopolitics, however, remains a major problem. Europe has continued to lag the rest of the world in terms of recovery, as have its markets. Japan has seen a spirited recovery weight in cash. Top performing stocks were the emerging name Taiwan Semiconductor, closely followed by telecom holdings Vodafone (UK) and Telefonica (Spain). Worst performers during the period were BAE Systems (UK - defense); Minebea (Japan - machinery) in the last two quarters, led more by sentiment than by substance; and emerging markets have outperformed everything. China is the major focus of the world's attention currently, as its sheer appetite for imports and its ability to move up the quality curve with its exports, increasingly dominate the world's economic scene. After such a strong market recovery, it is vital that the underlying companies show improving performances that justifies these moves. So far the global economic recovery appears one-dimensional, more based on productivity than top-line growth: if so, it may not be sustainable. Also, the geopolitical situation seems very treacherous, with Iraq, the Middle East, India/Pakistan and Korea all having the potential to derail this recovery.

                                                       STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]
--------------------------------------------------------------------------------
                   Strategic
                 Investment Fund              S&P 500            LB Aggregate
--------------------------------------------------------------------------------
10/29/99             10000.00                10000.00               10000.00
12/99                10651.90                10804.23                9951.09
3/00                 11013.66                11069.14               10170.64
6/00                 11013.66                10755.20               10347.84
9/00                 11023.71                10647.30               10659.73
12/00                11197.13                 9812.03               11108.01
3/01                 10602.69                 8650.25               11445.10
6/01                 10797.23                 9156.01               11509.70
9/01                 10094.71                 7808.89               12040.47
12/01                10859.07                 8643.22               12045.92
3/02                 10880.97                 8668.03               12057.19
6/02                 10224.17                 7506.26               12502.66
9/02                  9304.65                 6208.85               13075.52
12/02                 9775.78                 6732.91               13281.23
3/03                  9574.91                 6522.01               13466.17
6/03                 10702.02                 7525.94               13802.99
9/03                 10914.06                 7726.29               13782.88



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                              ONE       THREE          SINCE
                             YEAR       YEAR         INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Strategic Investment Fund   17.30%     -0.33%          2.26%        10/29/99
--------------------------------------------------------------------------------
S&P 500                     24.44%    -10.14%         -6.37%
--------------------------------------------------------------------------------
LB Aggregate                 5.41%      8.94%          8.54%
================================================================================


INVESTMENT PROFILE

A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.


REGIONAL ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $80,896
(in thousands) as of September 30, 2003

[Pie chart omitted--plot points as follows:]

Domestic Equity 41.5%
Bonds and Notes 25.2%
Foreign Equity 20.6%
Short Term & Others 12.7%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2003
as a % of Market Value
--------------------------------------------------------------------------------
   Citigroup Inc.                                                        2.33%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc. TBA 5.50%                            2.28%
--------------------------------------------------------------------------------
   First Data Corp.                                                      2.17%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc. TBA 5.00%                            1.89%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc.                                      1.71%
--------------------------------------------------------------------------------
   Liberty Media Corp. (Series A)                                        1.67%
--------------------------------------------------------------------------------
   Pfizer Inc.                                                           1.50%
--------------------------------------------------------------------------------
   American International Group                                          1.36%
--------------------------------------------------------------------------------
   Vodafone Group PLC. ADR                                               1.34%
--------------------------------------------------------------------------------
   Comcast Corp. (Class A Special)                                       1.33%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

+ MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY
  RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                       STRATEGIC INVESTMENT FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 52.1%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.4%

Carnival Corp. ................       26,946  $    886,254(j)
Catalina Marketing Corp. ......       13,366       203,030(a,j)
Comcast Corp. (Class A Special)       36,544     1,079,510(a)
eBay Inc. .....................        2,818       150,791(a)
Harley-Davidson Inc. ..........          335        16,147(j)
Home Depot Inc. ...............       28,355       903,107
InterActiveCorp. ..............        1,849        61,110(a,j)
Liberty Media Corp. (Series A)       135,610     1,352,032(a)
Target Corp. ..................        6,340       238,574
UnitedGlobalCom Inc. (Class A)         2,466        15,067(a,j)
Viacom Inc. (Class B) .........       13,505       517,242
                                                 5,422,864

CONSUMER STAPLES -- 2.3%

Altria Group Inc. .............        2,994       131,137
Colgate-Palmolive Co. .........        4,931       275,594
PepsiCo Inc. ..................       13,033       597,302
The Gillette Co. ..............        7,221       230,928
Wal-Mart Stores Inc. ..........        4,139       231,163
                                                 1,466,124

ENERGY -- 2.8%

Burlington Resources Inc. .....        4,667       224,949
Exxon Mobil Corp. .............       15,322       560,785
Nabors Industries Ltd. ........        5,900       219,834(a,j)
Schlumberger Ltd. .............       15,939       771,448
                                                 1,777,016

EXCHANGE TRADED -- 0.2%

SPDR Trust Series 1 ...........        1,156       115,542(j)

FINANCIAL -- 11.6%

AFLAC Inc. ....................        7,749       250,293
American Express Co. ..........       11,964       539,098
American International Group ..       19,044     1,098,839(h)
Bank One Corp. ................        9,158       353,957
Berkshire Hathaway Inc.
   (Class B) ..................          217       541,632(a)
Citigroup Inc. ................       41,419     1,884,979(h)
Federal National
   Mortgage Assoc. ............       19,693     1,382,449
Marsh & McLennan Cos. Inc. ....       13,473       641,449
SLM Corp. .....................        2,818       109,789
State Street Corp. ............       15,322       689,490(e)
                                                 7,491,975

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- 10.4%

Abbott Laboratories ...........       14,794  $    629,485
Cardinal Health Inc. ..........       18,316     1,069,471
DENTSPLY International Inc. ...        8,806       394,861
Johnson & Johnson .............       19,075       944,594
Lincare Holdings Inc. .........       24,656       903,642(a,j,h)
Merck & Co. Inc. ..............        8,982       454,669
Pfizer Inc. ...................       39,979     1,214,562
WebMD Corp. ...................        5,107        45,554(a,j)
Wyeth .........................       22,191     1,023,005
                                                 6,679,843

INDUSTRIALS -- 4.2%

Danaher Corp. .................        2,127       157,100(j)
Dover Corp. ...................       25,537       903,244
Equifax Inc. ..................       19,725       439,276(j)
3M Co. ........................        3,192       220,471
Tyco International Ltd. .......        2,201        44,966
United Technologies Corp. .....        5,201       401,933
Waste Management Inc. .........       21,134       553,077(j)
                                                 2,720,067

INFORMATION TECHNOLOGY -- 12.2%

Applied Materials Inc. ........       15,498       281,134(a)
Automatic Data Processing .....       16,643       596,652
Certegy Inc. ..................       16,819       540,058(j)
Cisco Systems Inc. ............       28,179       550,618(a)
Concord EFS Inc. ..............        2,589        35,392(a)
Dell Inc. .....................       15,498       517,478(a)
First Data Corp. ..............       44,029     1,759,399(j)
Intel Corp. ...................       25,185       692,839
International Business
   Machines Corp. .............        2,290       202,276
Intuit Inc. ...................       15,498       747,624(a)
Microsoft Corp. ...............       32,758       910,345
Molex Inc. (Class A) ..........       31,032       761,525(j)
Paychex Inc. ..................        3,082       104,572
Yahoo! Inc. ...................        3,346       118,382(a)
                                                 7,818,294

TOTAL DOMESTIC EQUITY
   (COST $32,255,067) .........                 33,491,725


--------------------------------------------------------------------------------
FOREIGN EQUITY -- 16.0%
--------------------------------------------------------------------------------


CONSUMER - DISCRETIONARY -- 2.0%

Accor S.A. ....................        2,877       105,940
Autoliv Inc. SDR ..............        1,029        30,928
Bayerische Motoren Werke AG ...        1,788        67,568
Compass Group PLC. ............       24,390       140,610
Grupo Televisa S.A. ADR .......        1,248        45,664(j)
Honda Motor Co. Ltd. ..........        2,900       116,036
Kingfisher PLC. ...............       17,475        75,776



-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Koninklijke Philips
   Electronics N.V. ...........        6,332    $  143,497
Lagardere S.C.A. (Regd.) ......        1,816        82,267
Mediaset S.p.A. ...............        3,289        30,105(j)
Nissan Motor Co. Ltd. .........       12,600       135,908
Reed Elsevier PLC. ............       17,728       138,651
Sharp Corp. ...................        6,000        87,813(j)
Sony Corp. ....................        1,700        59,347
                                                 1,260,110

CONSUMER - STAPLES -- 1.1%

Carrefour S.A. ................        4,270       214,818
Diageo PLC. ...................        1,624        17,524
Nestle S.A. (Regd.) ...........          866       199,680
SABMiller PLC. ................        4,133        32,342
Tesco PLC. ....................       34,012       136,183(j)
Wal-Mart de Mexico SA de
   CV (Series V) ..............       18,885        54,497
Woolworths Ltd. ...............        5,397        42,813
                                                   697,857

ENERGY -- 1.2%

China Petroleum &
   Chemical Corp. .............      428,000       118,831
ENI-Ente Nazionale
   Idrocarburi S.p.A. .........       11,377       173,828(j)
LUKOIL ADR ....................          589        48,180
Petro-Canada ..................        3,043       118,365
Royal Dutch Petroleum Co. .....        1,812        79,574
Total S.A. (Series B) .........        1,763       266,082
                                                   804,860

FINANCIAL -- 3.1%

Aegon N.V. ....................        5,570        64,801
Aiful Corp. ...................          700        42,232
AXA ...........................        5,329        89,799
Banca Intesa S.p.A. ...........       42,500       128,683
Banco Santander Central
   Hispano S.A. (Regd.) .......       11,227        95,182
Bank of Ireland ...............       11,857       142,223
Bank of Nova Scotia ...........          450        21,042
BNP Paribas ...................        4,048       198,463
Credit Agricole S.A. ..........        2,870        55,916
Credit Suisse Group (Regd.) ...        6,541       209,266
Deutsche Boerse AG ............        1,260        64,269
ING Groep N.V. ................       10,684       195,713(j)
Kookmin Bank ..................          930        30,484
Mitsubishi Estate Co. Ltd. ....        5,000        47,218
Mitsui Sumitomo Insurance
   Co. Ltd. ...................       11,000        79,953
Muenchener Rueckversicherungs
   AG (Regd.) .................          754        74,908
Riunione Adriatica di
   Sicurta S.p.A. .............        9,716       148,223
Royal Bank of Scotland
   Group PLC. .................        4,948       125,775


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken
   AB (Series A) ..............        4,340  $     47,409
Svenska Handelsbanken .........        8,253       140,299
                                                 2,001,858

HEALTHCARE -- 1.4%

Altana AG .....................          149         9,507
Chugai Pharmaceutical Co. Ltd.         5,400        67,334
GlaxoSmithKline PLC. ..........       10,682       221,661
Novartis AG (Regd.) ...........        4,948       191,461
Roche Holding AG ..............          586        48,589
Schering AG ...................        1,193        51,932
Smith & Nephew PLC. ...........       22,689       149,274
Terumo Corp. ..................        3,400        65,587
Teva Pharmaceutical
   Industries ADR .............        1,584        90,526(j)
                                                   895,871

INDUSTRIALS -- 1.8%

ABB Ltd. (Regd.) ..............        9,459        52,287
Asahi Glass Co. Ltd. ..........       13,000        89,487
Assa Abloy AB (Series B) ......        4,972        43,708
Brambles Industries PLC. ......       34,529        97,380
Canadian Pacific Railway Ltd. .        3,255        77,163
Capita Group PLC. .............        5,919        24,191
Cie de Saint-Gobain ...........          828        30,441
Daikin Industries Ltd. ........        4,000        80,025
Empresa Brasileira de
   Aeronautica S.A. ADR .......        5,262       111,028
Grupo Ferrovial S.A. ..........        2,099        58,201
Johnson Electric Holdings Ltd.        42,000        64,813
Komatsu Ltd. ..................       30,000       156,291
Mitsui & Co. Ltd. .............       11,000        74,538(j)
Secom Co. Ltd. ................          500        18,798
SKF AB (Series B) .............          819        25,834
Smiths Group PLC. .............        8,676        96,432
Vinci S.A. ....................          952        68,570(j)
                                                 1,169,187

INFORMATION TECHNOLOGY -- 1.1%

Canon Inc. ....................        3,000       146,623
Hoya Corp. ....................        1,100        85,172
Murata Manufacturing Co. Ltd. .          800        41,248
Nokia Oyj .....................        1,080        16,627
Samsung Electronics Co. Ltd. ..          450       153,371
Taiwan Semiconductor
   Manufacturing Co. Ltd. .....      128,272       252,668(a)
                                                   695,709

MATERIALS -- 1.2%

Aracruz Celulose S.A. ADR .....        1,655        45,182
Arcelor .......................        2,450        29,787(j)
BASF AG .......................          803        35,255
BHP Billiton PLC. .............       26,909       178,603
Cia Vale do Rio Doce SP ADR ...        1,015        37,454(j)



----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
Cia Vale do Rio Doce ADR ......        1,801  $     73,517
CRH PLC. ......................        4,967        88,616
POSCO .........................          640        73,451
Rio Tinto PLC. (Regd.) ........        1,224        26,090
Stora Enso Oyj (Series R) .....       10,368       128,347
Syngenta AG (Regd.) ...........        1,365        74,007
                                                   790,309

TELECOMMUNICATION SERVICES -- 2.5%

Telecom Italia S.p.A. .........       51,035        86,831(a)
Telefonica S.A. ...............       13,125       154,987(a)
Telefonica S.A. ADR ...........          126         4,467(a,j)
Vodafone Group PLC. ...........      124,107       247,430
Vodafone Group PLC. ADR .......       53,716     1,087,749(j)
                                                 1,581,464

UTILITIES -- 0.6%

E.ON AG .......................        2,246       109,593
Huaneng Power
   International Inc. .........       70,000        95,819
National Grid Transco PLC. ....       16,052       102,808
Veolia Environnement ..........        3,643        80,776
                                                   388,996

TOTAL FOREIGN EQUITY
   (COST $9,536,315) ..........                 10,286,221


                                   PRINCIPAL
                                      AMOUNT          VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 25.9%
--------------------------------------------------------------------------------
U.S.TREASURIES -- 6.7%

U.S. Treasury Bonds
5.50%       08/15/28 ..........   $  475,000       508,967
7.25%       05/15/16 ..........       35,000        44,778
8.13%       08/15/21 ..........      395,000       553,055
                                                 1,106,800
U.S. Treasury Notes
2.00%       08/31/05 ..........      365,000       368,916
2.38%       08/15/06 ..........      635,000       643,680
2.63%       05/15/08 ..........    1,000,000       997,550
3.13%       09/15/08 ..........       25,000        25,303
4.25%       08/15/13 ..........      565,000       579,191
4.88%       02/15/12 ..........      240,000       259,790
6.50%       02/15/10 ..........      265,000       314,550
                                                 3,188,980
TOTAL U.S. TREASURIES
   (COST $4,205,903) ..........                  4,295,780


FEDERAL AGENCIES -- 4.6%

Federal Home Loan Bank
1.88%       06/15/06 ..........      270,000       268,839
2.50%       12/15/05 ..........      385,000       390,983


--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
-------------------------------------------------------------------------------
2.88%       09/15/06 ..........  $   900,000  $    916,542
3.13%       08/15/07 ..........      720,000       728,150
                                                 2,304,514
Federal Home Loan Mortgage Corp.
5.00%       07/30/09 ..........       80,000        82,214
5.25%       01/15/06 ..........      250,000       268,883
2.88%       05/19/08 ..........       60,000        59,054
3.75%       09/15/08 ..........      145,000       146,543
4.38%       07/17/13 ..........       70,000        68,105
6.63%       11/15/30 ..........       45,000        52,646
                                                   677,445

TOTAL FEDERAL AGENCIES
   (COST $2,951,015) ..........                  2,981,959


AGENCY MORTGAGE BACKED -- 9.2%

Federal Home Loan Mortgage Corp.
7.00%       08/01/23 - 05/01/29      569,799       604,402

Federal Home Loan Mortgage Corp.
6.00%       09/01/33 - 10/01/03      100,000       103,283
6.50%       11/01/31 - 06/01/33    1,076,759     1,118,565
7.00%       10/01/22 ..........      366,912       389,071
                                                 1,610,919

Federal National Mortgage Assoc.
5.00%       TBA ...............    1,500,000     1,531,000(c)
5.50%       TBA ...............    1,800,000     1,847,625(c)
                                                 3,378,625

Government National
   Mortgage Assoc.
6.00%       06/15/33 ..........      194,916       202,632
5.00%       TBA ...............      100,000       100,188(c)
                                                   302,820

TOTAL AGENCY MORTGAGE BACKED
   (COST $ 5,800,992) .........                  5,896,766


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%

Federal Home Loan Mortgage Corp.
5.19%       08/25/43
   (COST $51,500) .............       50,000        51,500


CORPORATE NOTES -- 4.8%

Alabama Power Co.
5.70%       02/15/33 ..........      100,000        98,088
Alabama Power Co. (Series V)
5.60%       03/15/33 ..........       10,000         9,669
Albertson's Inc.
7.45%       08/01/29 ..........       15,000        16,901
American Electric Power Co.
   Inc. (Series D)
5.25%       06/01/15 ..........       10,000         9,754
Anadarko Petroleum Corp.
5.00%       10/01/12 ..........       10,000        10,286



-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
-------------------------------------------------------------------------------
Anheuser-Busch Cos. Inc.
6.50%       02/01/43 ..........   $   45,000  $     50,570
AOL Time Warner Inc.
7.70%       05/01/32 ..........       15,000        17,288
Appalachian Power Co. (Series E)
4.80%       06/15/05 ..........       10,000        10,449
Appalachian Power Co. (Series G)
3.60%       05/15/08 ..........        5,000         4,985
Arizona Public Service
5.63%       05/15/33 ..........       10,000         9,370
AT&T Corp.
7.80%       11/15/11 ..........       20,000        23,158(n)
Bank One Corp.
6.50%       02/01/06 ..........      100,000       109,985
Baxter International Inc.
4.63%       03/15/15 ..........       10,000         9,770(b)
BB&T Corp.
4.75%       10/01/12 ..........        5,000         5,059
6.38%       06/30/25 ..........       15,000        16,202(i)
Belo Corp.
8.00%       11/01/08 ..........       10,000        11,944
British Telecommunications PLC.
8.38%       12/15/10 ..........       35,000        43,100(n)
Cadbury Schweppes US
   Finance LLC.
5.13%       10/01/13 ..........       10,000        10,144(b)
Campbell Soup Co.
5.50%       03/15/07 ..........       10,000        10,951
Cendant Corp.
6.25%       01/15/08 ..........       10,000        11,007
Centerior Energy Corp. (Series B)
7.67%       07/01/04 ..........       55,000        57,256
Cia Brasileira de Bebidas
8.75%       09/15/13 ..........       25,000        25,174(b)
Citigroup Inc.
7.25%       10/01/10 ..........       30,000        35,445
City National Corp.
5.13%       02/15/13 ..........       10,000        10,214
Comcast Cable Communications
6.38%       01/30/06 ..........       30,000        32,585
Comcast Corp.
5.50%       03/15/11 ..........       10,000        10,532
5.85%       01/15/10 ..........       35,000        37,901
ConAgra Foods Inc.
6.00%       09/15/06 ..........       15,000        16,458
Conoco Inc.
5.90%       04/15/04 ..........      100,000       102,458
6.95%       04/15/29 ..........       10,000        11,483
COX Enterprises Inc.
8.00%       02/15/07 ..........       10,000        11,525(b)
CSX Corp.
5.50%       08/01/13 ..........       15,000        15,745
7.25%       05/01/04 ..........        5,000         5,160
DaimlerChrysler N.A.
   Holding Corp.
4.05%       06/04/08 ..........       10,000         9,916

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Deutsche Telekom International
   Finance BV
5.25%       07/22/13 ..........    $  25,000  $     25,328
Devon Financing Corp. ULC
7.88%       09/30/31 ..........       15,000        18,398
Dominion Resources Inc. (Series A)
2.80%       02/15/05 ..........       10,000        10,125
Dominion Resources Inc. (Series B)
4.13%       02/15/08 ..........       60,000        61,216
Domtar Inc.
7.88%       10/15/11 ..........       15,000        17,916
Duke Energy Corp.
4.50%       04/01/10 ..........        5,000         5,020
EOP Operating LP
7.25%       02/15/18 ..........       15,000        17,440
7.75%       11/15/07 ..........       15,000        17,384
Equitable Resources Inc.
5.15%       11/15/12 ..........       10,000        10,525
ERP Operating LP
6.63%       03/15/12 ..........       50,000        56,399
Ford Motor Co.
7.45%       07/16/31 ..........       10,000         9,226
Ford Motor Credit Co.
6.88%       02/01/06 ..........       75,000        79,833
7.38%       10/28/09 ..........       15,000        16,021
General Mills Inc.
5.13%       02/15/07 ..........      100,000       107,680
General Motors Acceptance Corp.
4.15%       02/07/05 ..........       15,000        15,222
5.13%       05/09/08 ..........       15,000        15,342
6.13%       09/15/06 ..........      100,000       105,770
6.87%       12/01/12 ..........       20,000        10,799(d)
6.88%       08/28/12 ..........       10,000        10,340
Georgia Power Co.
4.88%       07/15/07 ..........       15,000        15,964
Golden West Financial Corp.
4.75%       10/01/12 ..........       10,000        10,097
Goldman Sachs Group Inc.
4.13%       01/15/08 ..........       10,000        10,360
6.60%       01/15/12 ..........       80,000        90,401
Household Finance Corp.
3.38%       02/21/06 ..........       10,000        10,240
6.38%       10/15/11 ..........       85,000        94,377
6.50%       01/24/06 ..........       35,000        38,341
HSBC Capital Funding LP
4.61%       12/29/49 ..........       30,000        28,481(b,i)
Humana Inc.
6.30%       08/01/18 ..........       10,000        10,607
Hydro Quebec
8.00%       02/01/13 ..........       10,000        12,768
International Paper Co.
6.75%       09/01/11 ..........       10,000        11,280
John Deere Capital Corp.
4.13%       07/15/05 ..........       30,000        31,245
Kellogg Co. (Series B)
7.45%       04/01/31 ..........       10,000        12,149



-------------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
-------------------------------------------------------------------------------
Keycorp
4.63%       05/16/05 ..........      $30,000  $     31,436
KeySpan Corp.
5.88%       04/01/33 ..........       10,000        10,125
Kraft Foods Inc.
5.25%       06/01/07 ..........       20,000        21,379
Kroger Co.
7.65%       04/15/07 ..........       20,000        22,905
Lehman Brothers Holdings Inc.
5.88%       11/15/17 ..........       10,000        10,579
Lockheed Martin Corp.
8.50%       12/01/29 ..........       10,000        13,350
Marsh & McLennan Cos. Inc.
5.88%       08/01/33 ..........       10,000        10,011
Masco Corp.
5.88%       07/15/12 ..........       15,000        16,304
6.75%       03/15/06 ..........       15,000        16,614
Merrill Lynch & Co. Inc.
3.38%       09/14/07 ..........       20,000        20,265
Metropolitan Life Global
   Funding I
4.75%       06/20/07 ..........       25,000        26,861(b)
Midamerican Energy
   Holdings Co.
3.50%       05/15/08 ..........       10,000         9,921
Morgan Stanley
4.25%       05/15/10 ..........       10,000        10,115
5.30%       03/01/13 ..........       15,000        15,485
News America Inc.
6.55%       03/15/33 ..........       10,000         9,669
Nisource Finance Corp.
5.40%       07/15/14 ..........       20,000        20,264
Nordic Investment Bank
2.75%       01/11/06 ..........       20,000        20,423
Norsk Hydro ASA
7.25%       09/23/27 ..........       15,000        17,673
Northeast Utilities (Series B)
3.30%       06/01/08 ..........       10,000         9,709
Ocean Energy Inc.
4.38%       10/01/07 ..........       10,000        10,412
Ohio Power Co. (Series E)
6.60%       02/15/33 ..........        5,000         5,313(b)
Oncor Electric Delivery Co.
7.25%       01/15/33 ..........        5,000         5,715(b)
Pall Corp.
6.00%       08/01/12 ..........       10,000        10,567(b)
Panhandle Eastern Pipe Line
4.80%       08/15/08 ..........       15,000        15,446(b)
Pemex Project Funding
   Master Trust
7.38%       12/15/14 ..........       20,000        21,350
Petro-Canada
5.35%       07/15/33 ..........       10,000         9,080
Petroleos Mexicanos
9.50%       09/15/27 ..........        5,000         6,050
Principal Life Global Funding I
5.25%       01/15/13 ..........       15,000        15,522(b)


--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Procter & Gamble - ESOP
   (Series A)
9.36%       01/01/21 ..........      $30,000  $     42,029
PSI Energy Inc.
6.65%       06/15/06 ..........       10,000        10,987
Public Service Co. of Colorado
4.88%       03/01/13 ..........        5,000         5,032(b)
7.88%       10/01/12 ..........       15,000        18,232
Public Service Co. of New Mexico
4.40%       09/15/08 ..........       15,000        15,342
Public Service Electric & Gas
5.00%       01/01/13 ..........       10,000        10,194
Quest Diagnostics
6.75%       07/12/06 ..........       10,000        10,983
Safeway Inc.
6.15%       03/01/06 ..........       25,000        27,113
SC Johnson & Son Inc.
5.75%       02/15/33 ..........       10,000         9,805(b)
Shurgard Storage Centers Inc.
5.88%       03/15/13 ..........       20,000        20,986
Southtrust Bank NA
7.00%       11/15/08 ..........        5,000         5,822
Sprint Capital Corp.
6.13%       11/15/08 ..........       45,000        48,525
7.63%       01/30/11 ..........       20,000        22,545
8.38%       03/15/12 ..........       15,000        17,676
Synovus Financial Corp.
4.88%       02/15/13 ..........       10,000        10,048
Telefonos de Mexico S.A. de C.V.
8.25%       01/26/06 ..........       15,000        16,650
Textron Inc.
4.50%       08/01/10 ..........       10,000        10,139
The Bear Stearns Cos. Inc.
5.70%       01/15/07 ..........       15,000        16,404
The May Department Stores Co.
8.50%       06/01/19 ..........        5,000         6,295
The Progressive Corp.
6.25%       12/01/32 ..........       10,000        10,576
Time Warner Cos.
7.57%       02/01/24 ..........       85,000        95,105
7.75%       06/15/05 ..........       15,000        16,378
Toll Brothers Inc.
5.95%       09/15/13 ..........       10,000        10,554(b)
Travelers Property Casualty Corp.
6.38%       03/15/33 ..........       10,000        10,578
Tyson Foods Inc.
6.63%       10/01/04 ..........       10,000        10,418
7.25%       10/01/06 ..........       25,000        27,887
Union Electric Co.
5.10%       08/01/18 ..........       10,000        10,116
Union Planters Bank NA
5.13%       06/15/07 ..........       20,000        21,429
United Dominion Realty Trust Inc.
6.50%       06/15/09 ..........       15,000        16,735
United Overseas Bank Ltd.
4.50%       07/02/13 ..........       15,000        14,663(b)
Valero Energy Corp.
7.50%       04/15/32 ..........       10,000        11,099



----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                       STRATEGIC INVESTMENT FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
Verizon Florida Inc. (Series F)
6.13%       01/15/13 ..........    $  10,000  $     10,953
Washington Mutual Inc.
5.63%       01/15/07 ..........       15,000        16,313
Waste Management Inc.
7.38%       08/01/10 ..........       15,000        17,499
Webster Bank
5.88%       01/15/13 ..........       15,000        15,762(b)
Wells Fargo & Co.
5.25%       12/01/07 ..........       35,000        38,034
Wendy's International Inc.
6.20%       06/15/14 ..........       30,000        33,381
Weyerhaeuser Co.
5.50%       03/15/05 ..........       50,000        52,526
6.00%       08/01/06 ..........       20,000        21,740
Wisconsin Energy Corp.
5.88%       04/01/06 ..........       10,000        10,817

TOTAL CORPORATE NOTES
   (COST $2,959,893) ..........                  3,066,739


SOVEREIGN BONDS -- 0.5%

Bahamas Government
   International Bond
6.63%       05/15/33 ..........       10,000        10,314(b)
Canada Government
   International Bond
5.25%       11/05/08 ..........       15,000        16,651
Mexico Government
   International Bond
4.63%       10/08/08 ..........       45,000        46,125
8.00%       09/24/22 ..........       10,000        11,025
8.13%       12/30/19 ..........        5,000         5,650
Ontario Electricity Financial Corp.
7.45%       03/31/13 ..........        5,000         6,196
Province of Manitoba
4.25%       11/20/06 ..........      100,000       105,544
Province of New Brunswick
3.50%       10/23/07 ..........       10,000        10,263
Province of Ontario
3.50%       09/17/07 ..........       10,000        10,261
Province of Quebec
5.00%       07/17/09 ..........       20,000        21,507
Province of Saskatchewan
7.38%       07/15/13 ..........       10,000        12,401
Republic of Finland
4.75%       03/06/07 ..........       80,000        86,008

TOTAL SOVEREIGN BONDS
   (COST $323,269) ............                    341,945


TOTAL BONDS AND NOTES
   (COST $16,292,572) .........                 16,634,689


--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------

Henkel KGaA ...................        1,344  $     91,953
Porsche AG ....................          129        54,295

TOTAL PREFERRED STOCK
   (COST $137,637) ............                    146,248


--------------------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------------------

AXA
   (COST $0) ..................        4,176           195(a)


TOTAL INVESTMENT IN SECURITIES
   (COST $58,221,591) .........                 60,559,078


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 31.6%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund ............   14,879,492    14,879,492(l)
State Street Navigator Security
   Lending Prime Portfolio ....    5,457,634     5,457,634(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $20,337,126) .........                 20,337,126


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (25.8)% ................                (16,633,087)
                                               -----------


NET ASSETS-- 100% .............                $64,263,117
                                               ===========


-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[Line Graph omitted--plot points as follows:]

--------------------------------------------------------------------------------
Investment Class Shares
--------------------------------------------------------------------------------
                Money Market Fund            90 Day T-bill
--------------------------------------------------------------------------------
12/2/97              10000.00                  10000.00
3/98                 10178.79                  10170.98
9/98                 10453.23                  10423.88
3/99                 10709.44                  10653.11
9/99                 10967.80                  10900.06
3/00                 11273.17                  11193.12
9/00                 11627.79                  11526.47
3/01                 11981.73                  11843.10
9/01                 12222.08                  12046.46
3/02                 12351.22                  12157.71
9/02                 12456.90                  12260.19
3/03                 12542.75                  12336.40
9/03                 12605.24                  12396.97


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                                         ONE             THREE           FIVE          SINCE
                                         YEAR             YEAR           YEAR        INCEPTION*         COMMENCEMENT
---------------------------------------------------------------------------------------------------------------------
Money Market Fund                        1.19%            2.72%          3.81%          4.05%             12/02/97
---------------------------------------------------------------------------------------------------------------------
90 Day T-Bill                            1.12%            2.46%          3.53%          3.75%
=====================================================================================================================


INVESTMENT PROFILE

A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar denominated money market instruments.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
Portfolio Composition as a % of the Market Value of $83,137
(in thousands) as of September 30, 2003

[Pie chart omitted--plot points as follows:]

Commercial Paper 35.7%
U.S. Governments 33.3%
Yankee Certificates of Deposit 22.8%
Asset Backed 5.3%
Repurchase Agreements 2.7%
Time Deposit 0.2%



FUND YIELD
AT SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                 FUND        IBC MONEY FUND
--------------------------------------------------------------------------------
7-DAY CURRENT                    0.90%            0.51%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                  0.90%            0.51%
--------------------------------------------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT SEPTEMBER 30, 2003.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 53 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

Q. HOW DID THE GE INSTITUTIONAL MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE YEAR ENDED SEPTEMBER 30, 2003?

A. The GE Institutional Money Market Fund returned 1.19% for the twelve months ended September 30, 2003. By comparison, the 90-day Treasury Bill returned 1.12% and the average return posted by the Fund's Lipper peer group representing 278 Institutional Money Market funds was 0.94%.

Q.  WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. Active management of the Fund's average maturity was the primary driver of Fund performance. Our outlook for monetary policy relative to market consensus drives our tactical positioning along the short end of the yield curve.



                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 99.9%+
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 33.2%

U.S. AGENCIES

Federal Home Loan Bank
1.04%       10/24/03 ..........   $2,000,000  $  1,998,671(d)
1.85%       11/14/03 ..........    2,980,000     2,984,808
                                                 4,983,479
Federal Home Loan Bank System
1.31%       04/15/04 ..........    2,300,000     2,329,956

Federal Home Loan Mortgage Corp.
1.06%       10/30/03 ..........    3,210,000     3,207,259(d)
0.91%       10/31/03 ..........    4,190,000     4,186,823(d)
                                                 7,394,082
Federal National Mortgage Assoc.
1.07%       11/12/03 ..........    4,260,000     4,254,682(d)
1.27%       02/13/04 ..........    5,870,000     5,952,669
1.50%       10/01/04 ..........    1,580,000     1,580,000
1.51%       10/17/03 ..........    1,160,000     1,159,232(d)
                                                12,946,583

TOTAL U.S. GOVERNMENTS
   (COST $27,654,100) .........                 27,654,100


COMMERCIAL PAPER -- 35.7%

ABN Amro North America
1.04%       10/20/03 ..........    3,330,000     3,328,172
AIG Funding Inc.
1.04%       10/28/03 ..........    3,270,000     3,267,449


--------------------------------------------------------------------------------
                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------
Banc One Corp
1.05%       10/09/03 ..........   $4,120,000  $  4,119,039
Citicorp
1.06%       11/25/03 ..........    3,330,000     3,324,607
Halifax Building Society PLC
1.03%       10/23/03 ..........    4,120,000     4,117,407
HSBC Holdings PLC.
1.03%       10/22/03 ..........    4,120,000     4,117,524
ING Group
1.04%       10/01/03 ..........    4,120,000     4,120,000
UBS AG
1.04%       10/14/03 ..........    3,270,000     3,268,778

TOTAL COMMERCIAL PAPER
   (COST $29,662,976) .........                 29,662,976


REPURCHASE AGREEMENTS -- 2.7%

Abbey National PLC.
1.12% dated 9/30/03, to be repurchased
at $2,280,071 on 10/1/03, collateralized
by $2,326,170 Government Agency
Bond, 0.00% maturing 12/24/03
(margined value $2,326,170)
   (COST $2,280,000) ..........    2,280,000     2,280,000


ASSET BACKED -- 5.3%

Chase Manhattan Auto Owner
   Trust (Class A)
1.06%       08/16/04 ..........      527,911       527,911
1.20%       06/15/04 ..........    1,348,021     1,348,021
Honda Auto Receivables Owner
   Trust (Class A)
1.11%       09/13/04 ..........    1,884,484     1,884,484
1.23%       06/11/04 ..........      666,306       666,305

TOTAL ASSET BACKED
   (COST $4,426,721) ..........                  4,426,721


----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                                                               MONEY MARKET FUND
                                      SCHEDULE OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------
                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT -- 22.8%

Bank of Montreal
1.05%       10/07/03 ..........   $4,120,000   $ 4,120,000
Bank of Nova Scotia
1.06%       11/21/03 ..........    4,120,000     4,113,813
BNP Paribas
1.03%       10/15/03 ..........    4,120,000     4,120,000
Rabobank Nederland N.V.
1.07%       01/08/04 ..........    3,330,000     3,330,000
Toronto Dominion Bank
1.05%       11/14/03 ..........    3,270,000     3,270,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $18,953,813) .........                 18,953,813


TIME DEPOSIT -- 0.2%

State Street Bank
1.00%       10/01/03
   (COST $159,757) ............      159,757       159,757(d,e)


TOTAL SHORT-TERM INVESTMENTS
   (COST $83,137,367) .........                 83,137,367


OTHER ASSETS AND LIABILITIES,
   NET 0.1% ...................                     56,284
                                               -----------


NET ASSETS-- 100% .............                $83,193,651
                                               ===========


-----------
See Notes to Schedules of Investments on page 55 and Notes to Financial Statements.

                             NOTES TO PERFORMANCE September 30, 2003 (unaudited)
--------------------------------------------------------------------------------

Information on the preceding performance pages relating to the Fund's one year total return and ten largest holdings is audited, all other information on the performance pages, including the portfolio manager Q&A pages, is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Shares of the GE Institutional Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), the S&P/BARRA Composite Index of 500 value stocks (S&P 500/BARRA Value), the Russell Mid Cap Value Index (Russell Mid Cap Value), the Russell 2000 Index (Russell
2000), the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) and the Lehman Brothers Aggregate Bond Index (LB Aggregate), are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The S&P 500/BARRA Value Index contains firms with higher book-to-price ratios. The Russell Mid Cap Value Index measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The GE Institutional Value Equity Fund changed its benchmark index during the year ended September 30, 2003 from the S&P 500/BARRA Value to the S&P 500 Index. The companies included in the S&P 500 Index are a better representation because the S&P 500 Index affords a more stable and representative universe of issuers with a higher correlation to the Fund's overall equity research capabilities.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

A number of the broad market returns are not available from the Funds' commencements of investment operations through September 30, 2003 and therefore are calculated from the month end nearest to the Funds' commencements of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

                             NOTES TO PERFORMANCE September 30, 2003 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. They were cited solely for illustrative purposes. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

Standard & Poor's, S&P and S&P 500 are trademarks of
The McGraw-Hill Companies, Inc. and have been licensed for use. The GE S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the GE S&P 500 Index Fund to track general stock market performance.

                            NOTES TO SCHEDULES OF INVESTMENTS September 30, 2003
--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $1,681,721; $230,650 and $7,262,212 or 0.47%, 0.36% and 3.25% of net
      assets for the International Equity, Strategic Investment and Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent. For the S&P 500 Index Fund, State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent and SSgA Funds Management, Inc.; the Fund's sub-adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2003, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2003.

(j)   All or a portion of security out on loan.

(k) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment adviser.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) All or a portion of the security purchased with collateral from securities lending.

(n) Step coupon bond. Interest rate shown reflects the rate at September 30, 2003.

+     Percentages are based on net assets as of September 30, 2003.

*     Less than 0.01%.



Abbreviations:

ADR         American Depositary Receipt

REGD.       Registered

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

SDR         Swedish Depositary Receipt

SPDR        Standard and Poors Depository Receipt

STRIPS      Separate Trading of Registered Interest and Principal of Security

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------

                                                                               U.S.
                                                                             EQUITY
                                                                               FUND
                                      --------------------------------------------------------------------------------------------
                                                         INVESTMENT CLASS                                 SERVICE CLASS
                                      --------------------------------------------------------   ---------------------------------
                                      9/30/03     9/30/02     9/30/01    9/30/00     9/30/99       9/30/03   9/30/02   9/30/01(G)
                                      --------------------------------------------------------   ---------------------------------
INCEPTION DATE                           --          --          --         --       11/25/97         --         --      1/3/01
 Net asset value, beginning
   of period .......................  $   8.54    $  10.43   $  13.90    $  13.19    $  10.62      $  8.52    $ 10.41   $ 12.28
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income ...........      0.11(i)     0.11       0.11        0.10        0.11         0.09(i)    0.09      0.06
   Net realized and unrealized
    gains (losses) on
    investments ....................      1.65       (1.88)     (2.33)       1.53        2.84         1.64      (1.89)    (1.93)
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............      1.76       (1.77)     (2.22)       1.63        2.95         1.73      (1.80)    (1.87)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........      0.10        0.12       0.12        0.09        0.13         0.07       0.09        --
   Net realized gains ..............        --          --       1.13        0.83        0.25           --         --        --
   Return of capital ...............        --          --         --          --          --           --         --        --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................      0.10        0.12       1.25        0.92        0.38         0.07       0.09        --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .....  $  10.20    $   8.54   $  10.43    $  13.90    $  13.19      $ 10.18    $  8.52   $ 10.41
==================================================================================================================================

TOTAL RETURN (A) ...................     20.70%     (17.28%)   (17.49%)     12.70%      28.27%       20.38%    (17.53%)  (15.23%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .................  $302,846    $200,647   $237,144    $269,728    $160,980      $22,033    $18,087   $25,669
   Ratios to average net assets:
     Net investment income* ........      1.17%       1.02%      0.90%       0.90%       0.92%        0.93%      0.76%     0.66%
     Expenses* .....................      0.38%       0.38%      0.38%       0.38%       0.41%        0.63%      0.63%     0.63%
     Portfolio turnover rate .......        27%         51%        47%         48%         45%          27%        51%       47%




                                                               S&P 500
                                                                INDEX
                                                                FUND
                                      ------------------------------------------------------------
                                                            INVESTMENT CLASS
                                      ------------------------------------------------------------
                                        9/30/03      9/30/02    9/30/01      9/30/00     9/30/99
                                      ------------------------------------------------------------
INCEPTION DATE                             --           --         --           --       11/25/97
 Net asset value, beginning
   of period .......................    $  7.80      $ 10.05    $ 15.17     $  13.74     $ 10.85
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income ...........       0.16         0.11       0.22         0.15        0.18
   Net realized and unrealized
    gains (losses) on
    investments ....................       1.73        (2.13)     (3.97)        1.73        2.88
-----------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............       1.89        (2.02)     (3.75)        1.88        3.06
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........       0.10         0.23       0.15         0.18        0.17
   Net realized gains ..............         --           --       1.22         0.27          --
   Return of capital ...............         --           --         --         0.00(c)       --
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................       0.10         0.23       1.37         0.45        0.17
-----------------------------------------------------------------------------------------------------
Net asset value, end of period .....    $  9.59      $  7.80    $ 10.05     $  15.17     $ 13.74
=====================================================================================================

TOTAL RETURN (A) ...................      24.34%      (20.74%)   (26.83%)      13.83%      28.41%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .................    $81,601      $74,867    $46,119     $131,458     $26,359
   Ratios to average net assets:
     Net investment income* ........       1.63%        1.45%      1.16%        1.14%       1.35%
     Expenses* .....................       0.15%        0.15%      0.15%        0.15%       0.15%
     Portfolio turnover rate .......         16%          59%         8%          44%          7%




                                                         VALUE
                                                        EQUITY
                                                         FUND
                                      ------------------------------------------------
                                                      INVESTMENT CLASS
                                      ------------------------------------------------
                                       9/30/03      9/30/02     9/30/01    9/30/00(F)
                                      ------------------------------------------------
INCEPTION DATE                           --           --           --        2/2/00

 Net asset value, beginning
   of period .......................  $   7.18      $  8.71     $ 10.39     $  10.00
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income ...........      0.11         0.10        0.11         0.04
   Net realized and unrealized
    gains (losses) on
    investments ....................      1.32        (1.53)      (1.73)        0.35
--------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............      1.43        (1.43)      (1.62)        0.39
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........      0.12         0.10        0.04           --
   Net realized gains ..............        --           --        0.02           --
   Return of capital ...............        --           --          --           --
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................      0.12         0.10        0.06           --
--------------------------------------------------------------------------------------
Net asset value, end of period .....  $   8.49      $  7.18     $  8.71     $  10.39
======================================================================================

TOTAL RETURN (A) ...................     20.13%      (16.65%)    (15.65%)       3.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands) .................  $126,580      $91,475     $92,776     $105,754
   Ratios to average net assets:
     Net investment income* ........      1.43%        1.25%       1.07%        1.14%
     Expenses* .....................      0.42%        0.42%       0.42%        0.47%
     Portfolio turnover rate .......        35%          36%         60%          26%


-------------
See Notes to Financial Highlights and Notes to Financial statements.

56 & 57

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------

                                                                             MID-CAP
                                                                        VALUE EQUITY
                                                                                FUND
                                  ---------------------------------------------------------------------------------------------
                                                                      INVESTMENT CLASS
                                  ---------------------------------------------------------------------------------------------
                                    9/30/03              9/30/02             9/30/01               9/30/00           9/30/99(D)
                                  ---------------------------------------------------------------------------------------------
INCEPTION DATE                          --                  --                 --                     --              12/31/98
Net asset value, beginning
  of period ......................   $  8.97             $ 10.08             $ 10.82               $  9.91            $ 10.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........      0.13                0.09                0.09                  0.10               0.08
  Net realized and unrealized
    gains (losses) on investments       2.04               (0.85)              (0.58)                 0.92              (0.17)
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..........      2.17               (0.76)              (0.49)                 1.02              (0.09)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ..........      0.09                0.15                0.04                  0.11                 --
  Net realized gains .............        --                0.20                0.21                    --                 --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............      0.09                0.35                0.25                  0.11                 --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...   $ 11.05             $  8.97             $ 10.08               $ 10.82            $  9.91
===============================================================================================================================

TOTAL RETURN (A) .................     24.31%              (8.08%)             (4.68%)               10.36%             (0.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ...............   $15,411             $12,517             $13,696               $13,235            $10,182
  Ratios to average net assets:
     Net investment income* ......      1.34%               0.81%               0.88%                 1.05%              1.00%
     Expenses* ...................      0.65%               0.65%               0.65%                 0.65%              0.65%
     Portfolio turnover rate .....        22%                 36%                 91%                   39%                18%




                                                                           SMALL-CAP
                                                                        VALUE EQUITY
                                                                                FUND
                                  ------------------------------------------------------------------------------------------------
                                                                      INVESTMENT CLASS
                                  ------------------------------------------------------------------------------------------------
                                  9/30/03             9/30/02                 9/30/01                9/30/00               9/30/99
                                  ------------------------------------------------------------------------------------------------
INCEPTION DATE                       --                  --                      --                     --                  8/3/98
Net asset value, beginning
  of period ..................... $ 10.14             $ 12.20                 $ 12.63                $ 10.12               $  8.91
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .........    0.05(i)             0.04                    0.09                   0.03                  0.01
  Net realized and unrealized
    gains (losses) on investments    0.98               (0.18)                   0.50                   2.80                  1.23
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........    1.03               (0.14)                   0.59                   2.83                  1.24
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........    0.03                0.08                    0.02                   0.02                  0.03
  Net realized gains ............    0.15                1.84                    1.00                   0.30                    --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............    0.18                1.92                    1.02                   0.32                  0.03
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .. $ 10.99             $ 10.14                 $ 12.20                $ 12.63               $ 10.12
==================================================================================================================================

TOTAL RETURN (A) ................   10.37%              (3.13%)                  5.16%                 28.51%                13.98%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .............. $98,463             $18,773                 $19,932                $19,103               $10,287
  Ratios to average net assets:
     Net investment income* .....    0.50%               0.34%                   0.75%                  0.30%                 0.13%
     Expenses* ..................    0.66%               0.70%                   0.70%                  0.70%                 0.70%
     Portfolio turnover rate ....     111%                145%                    151%                   231%                  216%



--------------
See Notes to Financial Highlights and Notes to Financial statements.

58 & 59

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------



                                                                       INTERNATIONAL
                                                                              EQUITY
                                                                                FUND
                                    -------------------------------------------------------------------------------------------
                                                        INVESTMENT CLASS                                  SERVICE CLASS
                                    --------------------------------------------------------      -----------------------------
                                    9/30/03     9/30/02      9/30/01     9/30/00     9/30/99      9/30/03    9/30/02  9/30/01(G)
                                    --------------------------------------------------------      -----------------------------
INCEPTION DATE                         --          --          --          --       11/25/97        --         --       1/3/01
Net asset value, beginning
  of period .....................   $   6.93    $   8.36    $  13.46    $  12.49    $  10.06      $ 6.91    $  8.34    $  11.37
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .........       0.14(i)     0.10        0.15        0.13        0.09        0.12(i)    0.07        0.11
  Net realized and unrealized
    gains (losses) on investments       1.57       (1.41)      (3.68)       1.33        2.81        1.57      (1.40)      (3.14)
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........       1.71       (1.31)      (3.53)       1.46        2.90        1.69      (1.33)      (3.03)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........       0.12        0.12        0.11        0.08        0.12        0.10       0.10          --
  Net realized gains ............         --          --        1.46        0.41        0.35          --         --          --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............       0.12        0.12        1.57        0.49        0.47        0.10       0.10          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..   $   8.52    $   6.93    $   8.36    $  13.46    $  12.49      $ 8.50    $  6.91    $   8.34
===============================================================================================================================

TOTAL RETURN (A) ................      25.04%     (16.00%)    (29.28%)     11.62%      29.50%      24.80%    (16.34%)    (26.65%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..............   $349,983    $263,346    $258,911    $394,852    $197,974      $4,289    $ 2,781    $  2,423
  Ratios to average net assets:
     Net investment income* .....       1.82%       1.29%       1.32%       1.16%       0.99%       1.56%      1.04%       1.54%
     Expenses* ..................       0.59%       0.59%       0.58%       0.58%       0.62%       0.84%      0.84%       0.83%
     Portfolio turnover rate ....         42%         40%         39%         59%         50%         42%        40%         39%




                                                                            PREMIER
                                                                             GROWTH
                                                                        EQUITY FUND
                                   ----------------------------------------------------------------------------------------
                                                   INVESTMENT CLASS                                 SEVICE CLASS
                                   ----------------------------------------------       -----------------------------------
                                    9/30/03     9/30/02     9/30/01    9/30/00(E)       9/30/03       9/30/02     9/30/01(G)
                                   ----------------------------------------------       -----------------------------------
INCEPTION DATE                         --          --          --        10/29/99          --           --          1/3/01
Net asset value, beginning
  of period .....................  $   7.14     $   8.48    $  11.45     $ 10.00        $  7.12     $    8.46      $  10.35
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .........      0.04(i)      0.02        0.04        0.03           0.02(i)       0.02          0.01
  Net realized and unrealized
    gains (losses) on investments      1.86        (1.32)      (2.66)       1.43           1.86         (1.34)        (1.90)
---------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........      1.90        (1.30)      (2.62)       1.46           1.88         (1.32)        (1.89)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........      0.02         0.04        0.02        0.01             --          0.02            --
  Net realized gains ............        --           --        0.33          --             --            --            --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............      0.02         0.04        0.35        0.01             --          0.02            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..  $   9.02     $   7.14    $   8.48     $ 11.45        $  9.00     $    7.12      $   8.46
===========================================================================================================================

TOTAL RETURN (A) ................     26.71%      (15.45%)    (23.58%)     14.62%         26.46%       (15.68%)      (18.26%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..............  $218,716     $124,665    $128,123     $47,926        $12,501     $   9,196      $  8,629
  Ratios to average net assets:
     Net investment income* .....      0.45%        0.28%       0.40%       0.29%          0.20%         0.03%         0.10%
     Expenses* ..................      0.39%        0.40%       0.41%       0.52%          0.64%         0.65%         0.65%
     Portfolio turnover rate ....        20%          23%         31%         18%            20%           23%           31%







------------
See Notes to Financial Highlights and Notes to Financial statements.

                                     60 & 61

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------


                                                                           INCOME
                                                                             FUND
                                    ----------------------------------------------------------------------------------------
                                                                      INVESTMENT CLASS
                                    ----------------------------------------------------------------------------------------
                                     9/30/03           9/30/02             9/30/01             9/30/00               9/30/99
                                    ----------------------------------------------------------------------------------------
INCEPTION DATE                          --                --                  --                  --                 11/21/97
Net asset value, beginning
  of period .....................   $  10.13          $  10.12             $   9.55           $   9.57               $ 10.39
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .........       0.40              0.51                 0.59               0.62                  0.55
  Net realized and unrealized
    gains (losses) on
    investments .................       0.12              0.27                 0.60              (0.02)(b)             (0.62)
----------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........       0.52              0.78                 1.19               0.60                 (0.07)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........       0.42              0.52                 0.62               0.62                  0.57
  Net realized gains ............       0.15              0.25                   --                 --                  0.18
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............       0.57              0.77                 0.62               0.62                  0.75
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..   $  10.08          $  10.13             $  10.12           $   9.55               $  9.57
============================================================================================================================

TOTAL RETURN (A) ................       5.35%             8.07%               12.80%              6.61%                (0.72%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..............   $223,733          $215,987             $216,870           $210,540               $95,381
  Ratios to average net assets:
     Net investment
       income* ..................       3.96%             5.07%                6.07%              6.65%                 5.80%
     Expenses* ..................       0.24%             0.24%                0.24%              0.26%                 0.30%
     Portfolio turnover rate ....        354%              332%                 338%               234%                  227%



                                                                 STRATEGIC
                                                                INVESTMENT
                                                                      FUND
                                    -----------------------------------------------------------------------
                                                             INVESTMENT CLASS
                                    -----------------------------------------------------------------------
                                    9/30/03             9/30/02               9/30/01             9/30/00(E)
                                    -----------------------------------------------------------------------
INCEPTION DATE                         --                  --                    --                10/29/99
Net asset value, beginning
  of period .....................   $  8.50             $  9.34              $  10.97              $  10.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .........      0.16(i)             0.09                  0.28                  0.25
  Net realized and unrealized
    gains (losses) on
    investments .................      1.29               (0.80)                (1.13)                 0.77
-----------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........      1.45               (0.71)                (0.85)                 1.02
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........      0.17                0.13                  0.30                  0.05
  Net realized gains ............        --                  --                  0.48                    --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............      0.17                0.13                  0.78                  0.05
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ..   $  9.78             $  8.50              $   9.34              $  10.97
===========================================================================================================

TOTAL RETURN (A) ................     17.30%              (7.83%)               (8.43%)               10.24%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..............   $64,263             $30,164              $  6,097              $  7,644
  Ratios to average net assets:
     Net investment
       income* ..................      1.70%               2.28%                 2.48%                 2.56%
     Expenses* ..................      0.43%               0.44%                 0.45%                 0.45%
     Portfolio turnover rate ....       145%                 86%                   31%                   65%


---------------
See Notes to Financial Highlights and Notes to Financial statements.

62 & 63

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------


                                                                             MONEY
                                                                            MARKET
                                                                              FUND
                                      -------------------------------------------------------    --------------------------------
                                                          INVESTMENT CLASS                                SERVICE CLASS
                                      -------------------------------------------------------    --------------------------------
                                      9/30/03     9/30/02      9/30/01     9/30/00    9/30/99     9/30/03   9/30/02(H)  9/30/01(G)
                                      -------------------------------------------------------    --------------------------------

INCEPTION DATE                           --          --           --         --       12/2/97       --           --       1/3/01
Net asset value, beginning
  of period .....................     $  1.00     $   1.00      $ 1.00     $  1.00   $   1.00     $   --     $   1.00     $  1.00
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment
    income (loss) ...............        0.01         0.02        0.05        0.06       0.05         --         0.01        0.03
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME FROM
  INVESTMENT OPERATIONS .........        0.01         0.02        0.05        0.06       0.05         --         0.01        0.03
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........        0.01         0.02        0.05        0.06       0.05         --         0.01        0.03
  Return of capital .............          --           --          --          --         --         --         1.00          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............        0.01         0.02        0.05        0.06       0.05         --         1.01        0.03
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..     $  1.00     $   1.00      $ 1.00     $  1.00  $    1.00     $   --     $     --     $  1.00
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ................        1.19%        1.91%       5.11%       6.02%      4.92%        --         1.17%      3.22%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..............     $83,194     $114,324      $6,821     $ 6,793   $  5,736     $   --     $     --     $40,894
  Ratios to average net assets:
     Net investment income* .....        1.19%        1.70%       4.89%       5.95%      4.81%        --         1.76%       4.23%
     Expenses* ..................        0.18%        0.18%       0.23%       0.25%      0.25%        --         0.45%       0.48%


--------------
See Notes to Financial Highlights and Notes to Financial statements.

 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Periods less than one year are not annualized.

(b) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Operations.

(c) Less than $0.01 per share.

(d) Information is for the period December 31, 1998, commencement of investment operations, through September 30, 1999.

(e) Information is for the period October 29, 1999, commencement of investment operations, through September 30, 2000.

(f) Information is for the period February 2, 2000, commencement of investment operations, through September 30, 2000.

(g) Information is for the period January 3, 2001, commencement of investment operations, through September 30, 2001.

(h) The Service Class had a full redemption during the year ended September 30, 2002. The share class remains open.

(i) Net investment income per share is based on average shares outstanding during the period.

*   Annualized for periods less than one year.

-


---------------
See Notes to Financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------------------------------
                                                                               U.S.            S&P 500              VALUE
                                                                             EQUITY              INDEX             EQUITY
                                                                               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market*
      (cost $319,098,502; $81,517,555; $122,635,367; $13,786,226;
      $90,121,194; $328,050,259; $219,598,532; $242,040,776;
      $58,221,591; and $0, respectively) .............................  $319,556,827        $79,280,370       $123,460,999
   Short-term investments (at amortized cost) ........................    10,581,608          3,029,503          3,108,054
   Cash ..............................................................         2,943                 --              2,081
   Foreign currency (cost $0; $0; $0; $0; $0; $212,693; $0; $0;
      $164,907; and $0, respectively) ................................           --                  --                --
   Receivable for investments sold ...................................     1,524,695                 --            149,841
   Income receivables ................................................       229,687            104,109            108,997
   Receivable for fund shares sold ...................................        79,009             35,147              1,725
   Receivable for total return swaps .................................            --                 --                 --
   Variation margin receivable .......................................            --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS ..................................................   331,974,769         82,449,129        126,831,697
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ..........................     5,450,687                 --                 --
   Payable for investments purchased .................................     1,477,942            802,577            205,754
   Payable for fund shares redeemed ..................................        51,282             11,321                 --
   Payable to GEAM ...................................................        99,874             11,200             43,760
   Variation margin payable ..........................................        15,150             22,725              2,525
------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..............................................     7,094,935            847,823            252,039
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................  $324,879,834        $81,601,306       $126,579,658
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ...................................................   366,084,982        107,032,043        144,761,750
   Undistributed (distribution in excess of)
      net investment income ..........................................     2,352,733          1,058,344          1,265,021
   Accumulated net realized gain (loss) ..............................   (43,982,231)       (24,210,361)       (20,268,845)
   Net unrealized appreciation/(depreciation) on:
      Investments ....................................................       458,325         (2,237,185)           825,632
      Futures ........................................................       (33,975)           (41,535)            (3,900)
      Foreign currency related transaction ...........................            --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................  $324,879,834        $81,601,306       $126,579,658
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ........................................................  $302,846,490        $81,601,306       $126,579,658
   Shares outstanding($.001 par value) ...............................    29,699,924          8,513,333         14,901,267
   Net asset value, offering and redemption price per share ..........        $10.20              $9.59              $8.49
SERVICE CLASS:
   Net assets ........................................................  $ 22,033,344                 --                 --
   Shares outstanding($.001 par value) ...............................     2,164,234                 --                 --
   Net asset value, offering and redemption price per share ..........        $10.18                 --                 --


-------------------------------------------------------------------------------------------------------------------------------
                                                                              MID-CAP        SMALL-CAP       INTERNATIONAL
                                                                         VALUE EQUITY     VALUE EQUITY              EQUITY
                                                                                 FUND             FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market*
      (cost $319,098,502; $81,517,555; $122,635,367; $13,786,226;
      $90,121,194; $328,050,259; $219,598,532; $242,040,776;
      $58,221,591; and $0, respectively) .............................    $14,690,170       $94,271,503       $347,276,038
   Short-term investments (at amortized cost) ........................        798,604        19,630,370         53,466,507
   Cash ..............................................................             --                --                348
   Foreign currency (cost $0; $0; $0; $0; $0; $212,693; $0; $0;
      $164,907; and $0, respectively) ................................             --                --            213,016
   Receivable for investments sold ...................................             --         1,373,394          1,003,313
   Income receivables ................................................         27,764            72,478          1,016,994
   Receivable for fund shares sold ...................................             --         1,252,756          1,766,357
   Receivable for total return swaps .................................             --                --                 --
   Variation margin receivable .......................................             --                --                 --
-------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS ..................................................     15,516,538       116,600,501        404,742,573
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned ..........................         58,525        17,010,177         49,488,839
   Payable for investments purchased .................................         36,869           714,289            295,485
   Payable for fund shares redeemed ..................................             --           361,747            514,950
   Payable to GEAM ...................................................          8,395            51,060            170,857
   Variation margin payable ..........................................          2,200                --                 --
-------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..............................................        105,989        18,137,273         50,470,131
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................    $15,410,549       $98,463,228       $354,272,442
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ...................................................     14,275,709        94,210,666        480,076,921
   Undistributed (distribution in excess of)
      net investment income ..........................................        138,391           206,234          4,909,310
   Accumulated net realized gain (loss) ..............................        100,330          (103,981)      (149,979,546)
   Net unrealized appreciation/(depreciation) on:
      Investments ....................................................        903,944         4,150,309         19,225,779
      Futures ........................................................         (7,825)               --                 --
      Foreign currency related transaction ...........................             --                --             39,978
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................    $15,410,549       $98,463,228       $354,272,442
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ........................................................    $15,410,549       $98,463,228       $349,982,956
   Shares outstanding($.001 par value) ...............................      1,394,004         8,958,838         41,094,371
   Net asset value, offering and redemption price per share ..........         $11.05            $10.99              $8.52
SERVICE CLASS:
   Net assets ........................................................             --                --        $ 4,289,486
   Shares outstanding($.001 par value) ...............................             --                --            504,664
   Net asset value, offering and redemption price per share ..........             --                --              $8.50


----------------------------------------------------------------------------------------------------------------------------
                                                                        PREMIER                    STRATEGIC           MONEY
                                                                         GROWTH          INCOME   INVESTMENT          MARKET
                                                                    EQUITY FUND            FUND         FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market*
      (cost $319,098,502; $81,517,555; $122,635,367; $13,786,226;
      $90,121,194; $328,050,259; $219,598,532; $242,040,776;
      $58,221,591; and $0, respectively) ........................  $223,317,074    $248,063,038   $60,559,078    $        --
   Short-term investments (at amortized cost) ...................     9,363,910      31,917,978    20,337,126     83,137,367
   Cash .........................................................            --              --            --             --
   Foreign currency (cost $0; $0; $0; $0; $0; $212,693; $0; $0;
      $164,907; and $0, respectively) ...........................            --              --       167,192             --
   Receivable for investments sold ..............................            --      21,006,975     1,759,678             --
   Income receivables ...........................................        75,662       1,746,537       146,318        127,382
   Receivable for fund shares sold ..............................       161,514         123,000     1,037,387             --
   Receivable for total return swaps ............................            --         151,617            --             --
   Variation margin receivable ..................................            --           9,375            --             --
----------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS .............................................   232,918,160     303,018,520    84,006,779     83,264,749
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable upon return of securities loaned .....................     1,433,187      16,486,911     5,457,634             --
   Payable for investments purchased ............................            --      61,527,406    14,257,403             --
   Payable for fund shares redeemed .............................       188,474       1,226,850         9,883         56,226
   Payable to GEAM ..............................................        74,250          43,923        18,742         14,872
   Variation margin payable .....................................         5,050              --            --             --
----------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .........................................     1,700,961      79,285,090    19,743,662         71,098
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................  $231,217,199    $223,733,430   $64,263,117    $83,193,651
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ..............................................   261,379,830     214,043,800    62,591,603     83,193,920
   Undistributed (distribution in excess of)
      net investment income .....................................       616,869         304,948       570,780             --
   Accumulated net realized gain (loss) .........................   (34,483,592)      3,310,993    (1,231,642)          (269)
   Net unrealized appreciation/(depreciation) on:
      Investments ...............................................     3,718,542       6,022,262     2,337,487             --
      Futures ...................................................       (14,450)         51,427            --             --
      Foreign currency related transaction ......................            --              --        (5,111)            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................  $231,217,199    $223,733,430   $64,263,117    $83,193,651
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS CLASS:
   Net assets ...................................................  $218,716,344    $223,733,430   $64,263,117    $83,193,651
   Shares outstanding($.001 par value) ..........................    24,239,192      22,193,456     6,568,446     83,193,882
   Net asset value, offering and redemption price per share .....         $9.02          $10.08         $9.78          $1.00
SERVICE CLASS:
   Net assets ...................................................  $ 12,500,855              --            --             --
   Shares outstanding($.001 par value) ..........................     1,388,452              --            --             --
   Net asset value, offering and redemption price per share .....         $9.00              --            --             --



* Includes $5,322,070, $56,759, $16,468,462, $46,963,176, $1,382,002,
$16,158,044 and $5,269,634 of securities on loan in the U.S. Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Income Fund and Strategic Investment Fund respectively.


----------------
See Notes to Financial Statements.



66 & 67

--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------
                                                                                U.S.            S&P 500              VALUE
                                                                              EQUITY              INDEX             EQUITY
                                                                                FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ......................................................    $ 4,066,815        $ 1,509,460        $ 2,075,741
      Interest* .....................................................         87,084             32,428             35,862
      Less: Foreign taxes withheld ..................................        (14,536)                --             (6,231)
-----------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ....................................................      4,139,363          1,541,888          2,105,372
-----------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..............................      1,007,539            129,625            473,064
      Distributors fees (Note 4)
         Service Class ..............................................         50,005                 --                 --
      Trustees fees .................................................          8,946              2,929              3,636
-----------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ..................................................      1,066,490            132,554            476,700
-----------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME ...........................................      3,072,873          1,409,334          1,628,672
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ................................................    (12,326,936)        (6,449,909)        (5,413,995)
         Futures ....................................................       (113,787)           395,910           (141,374)
         Written options ............................................             --                 --                 --
         Swaps ......................................................             --                 --                 --
         Foreign currency related transactions ......................             --                 --                (46)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
        (DEPRECIATION) ON:
         Investments ................................................     56,574,770         23,698,803         24,842,192
         Futures ....................................................        (34,125)            24,022             23,656
         Foreign currency related transactions ......................             15                 --                 20
-----------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on investments ................................................     44,099,937         17,668,826         19,310,453
-----------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...............................................    $47,172,810        $19,078,160        $20,939,125
-----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                MID-CAP         SMALL-CAP      INTERNATIONAL          PREMIER
                                                           VALUE EQUITY      VALUE EQUITY             EQUITY           GROWTH
                                                                   FUND              FUND               FUND      EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ............................................  $  262,300        $  494,024        $ 7,938,954      $ 1,436,005
      Interest* ...........................................       9,896            92,785            184,976           92,682
      Less: Foreign taxes withheld ........................          --               (74)          (895,621)          (9,940)
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ..........................................     272,196           586,735          7,228,309        1,518,747
----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ....................      88,615           333,031          1,748,627          699,940
      Distributors fees (Note 4)
         Service Class ....................................          --                --              8,631           27,351
      Trustees fees .......................................         468             1,172             10,056            5,565
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ........................................      89,083           334,203          1,767,314          732,856
----------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME .................................     183,113           252,532          5,460,995          785,891
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ......................................     113,850           (16,764)       (51,230,105)     (13,512,023)
         Futures ..........................................      41,190                --                 --         (110,363)
         Written options ..................................          --            32,703                 --               --
         Swaps ............................................          --                --                 --               --
         Foreign currency related transactions ............          --                --           (179,645)              --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
        (DEPRECIATION) ON:
         Investments ......................................   2,682,682         5,367,244        115,673,712       52,918,238
         Futures ..........................................      14,125                --                 --          (69,538)
         Foreign currency related transactions ............          --                --             20,931               --
----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on investments ......................................   2,851,847         5,383,183         64,284,893       39,226,314
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .....................................  $3,034,960        $5,635,715        $69,745,888      $40,012,205
----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                                 STRATEGIC              MONEY
                                                                 INCOME         INVESTMENT             MARKET
                                                                   FUND               FUND               FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ..........................................   $     9,080         $  407,675         $       --
      Interest* .........................................     9,086,905            533,189          1,488,791
      Less: Foreign taxes withheld ......................            --            (20,188)                --
-------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ........................................     9,095,985            920,676          1,488,791
-------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..................       520,026            184,417            195,403
      Distributors fees (Note 4)
         Service Class ..................................            --                 --                 --
      Trustees fees .....................................         7,878              1,305              3,934
-------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ......................................       527,904            185,722            199,337
-------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME ...............................     8,568,081            734,954          1,289,454
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ....................................     4,297,437           (859,989)               267
         Futures ........................................      (212,049)           199,837                 --
         Written options ................................         8,419                 --                 --
         Swaps ..........................................       245,087                 --                 --
         Foreign currency related transactions ..........        36,509              7,998                 --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
        (DEPRECIATION) ON:
         Investments ....................................    (1,500,203)         6,605,738                 --
         Futures ........................................        51,427                 --                 --
         Foreign currency related transactions ..........            --             (5,467)                --
-------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on investments ....................................     2,926,627          5,948,117                267
-------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...................................   $11,494,708         $6,683,071         $1,289,721
-------------------------------------------------------------------------------------------------------------


* Income attributable to security lending activity, net of rebate expenses for the U.S. Equity Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Income Fund and the Strategic Investment Fund was $11,017, $859, $665, $10,765, $58,034, $9,763, $94,762 and $3,349, respectively.

------------
See Notes to Financial Statements.

68 & 69

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------
                                                                  U.S.                                  S&P 500
                                                                EQUITY                                    INDEX
                                                                  FUND                                     FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR                YEAR                YEAR                 YEAR
                                                    ENDED               ENDED               ENDED                ENDED
                                                   9/30/03             9/30/02             9/30/03              9/30/02
-------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ...........  $  3,072,873        $  2,639,074         $  1,409,334          $   741,926
     Net realized gain (loss)
       on investments, futures,
       written options, foreign
       currency transactions
       and swaps .............................   (12,440,723)        (18,058,329)          (6,053,999)          (7,733,306)
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written,
       options, foreign
       currency translation ..................    56,540,660         (29,148,140)          23,722,825          (11,529,693)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        from operations ......................    47,172,810         (44,567,395)          19,078,160          (18,521,073)
-------------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM :
       Net investment income
          Investment Class ...................    (2,402,822)         (2,638,206)            (903,178)            (996,437)
          Service Class ......................      (143,300)           (203,200)                  --                   --
       Net realized gains
          Investment Class ...................            --                  --                   --                   --
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ......................    (2,546,122)         (2,841,406)            (903,178)            (996,437)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations and distributions .....    44,626,688         (47,408,801)          18,174,982          (19,517,510)
-------------------------------------------------------------------------------------------------------------------------------
    SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ......................    74,886,983          49,984,423           31,864,680           80,452,689
       Service Class .........................     7,428,763           3,504,675                   --                   --
     Value of distributions reinvested
       Investment Class ......................     2,399,146           2,638,117              903,178              996,407
       Service Class .........................       143,300             203,200                   --                   --
     Cost of shares redeemed
       Investment Class ......................   (16,229,392)        (45,678,718)         (44,208,312)         (33,183,874)
       Service Class .........................    (7,110,007)         (7,321,532)                  --                   --
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
        from shares transactions .............    61,518,793           3,330,165          (11,440,454)          48,265,222
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...   106,145,481         (44,078,636)           6,734,528           28,747,712

NET ASSETS
   Beginning of period .......................   218,734,353         262,812,989           74,866,778           46,119,066
-------------------------------------------------------------------------------------------------------------------------------
   End of period .............................  $324,879,834        $218,734,353         $ 81,601,306          $74,866,778
===============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT  INCOME, END OF PERIOD .....  $  2,352,733        $  1,825,982         $  1,058,344          $   556,118
-------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .............................     7,618,155           4,698,918            3,566,982            8,180,726
     Issued for distributions reinvested .....       260,777             232,638              106,637               91,414
     Shares redeemed .........................    (1,674,110)         (4,166,090)          (4,753,332)          (3,270,300)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......     6,204,822             765,466           (1,079,713)           5,001,840
===============================================================================================================================
   SERVICE CLASS:
     Shares sold .............................       782,653             345,298                   --                   --
     Issued for distributions reinvested .....        15,560              17,919                   --                   --
     Shares redeemed .........................      (756,144)           (706,689)                  --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......        42,069            (343,472)                  --                   --
===============================================================================================================================




----------------------------------------------------------------------------------------------------------------------------------
                                                                  VALUE                                     MID-CAP
                                                                 EQUITY                                VALUE EQUITY
                                                                   FUND                                        FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR                    YEAR              YEAR                   YEAR
                                                    ENDED                   ENDED             ENDED                  ENDED
                                                   9/30/03                 9/30/02           9/30/03                9/30/02
----------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ............  $  1,628,672             $ 1,349,997       $   183,113            $   120,977
     Net realized gain (loss)
       on investments, futures,
       written options, foreign
       currency transactions
       and swaps ..............................    (5,555,415)             (6,414,549)          155,040                (54,088)
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written,
       options, foreign
       currency translation ...................    24,865,868             (14,086,875)        2,696,807             (1,121,343)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        from operations .......................    20,939,125             (19,151,427)        3,034,960             (1,054,454)
----------------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM :
       Net investment income
          Investment Class ....................    (1,587,755)             (1,229,321)         (118,831)              (200,868)
          Service Class .......................            --                      --                --                     --
       Net realized gains
          Investment Class ....................            --                      --                --               (276,407)
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS .......................    (1,587,755)             (1,229,321)         (118,831)              (477,275)
----------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations and distributions ......    19,351,370             (20,380,748)        2,916,129             (1,531,729)
----------------------------------------------------------------------------------------------------------------------------------
    SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class .......................    25,013,291              23,220,717           244,566                158,382
       Service Class ..........................            --                      --                --                     --
     Value of distributions reinvested
       Investment Class .......................     1,582,943               1,225,631           118,831                477,286
       Service Class ..........................            --                      --                --                     --
     Cost of shares redeemed
       Investment Class .......................   (10,843,402)             (5,366,171)         (385,510)              (283,900)
       Service Class ..........................            --                      --                --                     --
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
        from shares transactions ..............    15,752,832              19,080,177           (22,113)               351,768
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....    35,104,202              (1,300,571)        2,894,016             (1,179,961)

NET ASSETS
   Beginning of period ........................    91,475,456              92,776,027        12,516,533             13,696,494
----------------------------------------------------------------------------------------------------------------------------------
   End of period ..............................  $126,579,658             $91,475,456       $15,410,549            $12,516,533
==================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT  INCOME, END OF PERIOD ......  $  1,265,021             $ 1,224,150       $   138,391            $    75,777
----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ..............................     3,246,752               2,535,094            25,824                 16,079
     Issued for distributions reinvested ......       206,381                 131,788            12,682                 44,816
     Shares redeemed ..........................    (1,294,228)               (577,901)          (39,931)               (24,017)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........     2,158,905               2,088,981            (1,425)                36,878
==================================================================================================================================
   SERVICE CLASS:
     Shares sold ..............................            --                      --                --                     --
     Issued for distributions reinvested ......            --                      --                --                     --
     Shares redeemed ..........................            --                      --                --                     --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........            --                      --                --                     --
==================================================================================================================================


-------------------------------------------------------------------------------------
                                                                 SMALL-CAP
                                                              VALUE EQUITY
                                                                      FUND
------------------------------------------------------------------------------------
                                                      YEAR                 YEAR
                                                      ENDED                ENDED
                                                     9/30/03              9/30/02
------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ..............   $   252,532          $    73,174
     Net realized gain (loss)
       on investments, futures,
       written options, foreign
       currency transactions
       and swaps ................................        15,939              382,792
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written,
       options, foreign
       currency translation .....................     5,367,244             (952,477)
------------------------------------------------------------------------------------
      Net increase (decrease)
        from operations .........................     5,635,715             (496,511)
------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM :
       Net investment income
          Investment Class ......................      (105,733)            (136,571)
          Service Class .........................            --                   --
       Net realized gains
          Investment Class ......................      (521,097)          (3,009,740)
------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS .........................      (626,830)          (3,146,311)
------------------------------------------------------------------------------------
      Increase (decrease) in net assets
       from operations and distributions ........     5,008,885           (3,642,822)
------------------------------------------------------------------------------------
    SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class .........................    85,103,300              154,227
       Service Class ............................            --                   --
     Value of distributions reinvested
       Investment Class .........................       626,821            3,146,299
       Service Class ............................            --                   --
     Cost of shares redeemed
       Investment Class .........................   (11,049,195)            (816,437)
       Service Class ............................            --                   --
------------------------------------------------------------------------------------
     Net increase (decrease)
        from shares transactions ................    74,680,926            2,484,089
------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......    79,689,811           (1,158,733)

NET ASSETS
   Beginning of period ..........................    18,773,417           19,932,150
------------------------------------------------------------------------------------
   End of period ................................   $98,463,228          $18,773,417
====================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT  INCOME, END OF PERIOD ........   $   206,234          $    67,251
------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ................................     8,098,981               14,550
     Issued for distributions reinvested ........        63,124              268,914
     Shares redeemed ............................    (1,054,077)             (66,425)
------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..........     7,108,028              217,039
====================================================================================
   SERVICE CLASS:
     Shares sold ................................            --                   --
     Issued for distributions reinvested ........            --                   --
     Shares redeemed ............................            --                   --
------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..........            --                   --
====================================================================================


------------
See Notes to Financial Statements.

70 & 71


STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                            INTERNATIONAL                                PREMIER
                                                                   EQUITY                                 GROWTH
                                                                     FUND                            EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR                YEAR                YEAR                 YEAR
                                                    ENDED               ENDED               ENDED                ENDED
                                                   9/30/03             9/30/02             9/30/03              9/30/02
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ............ $  5,460,995        $  3,847,873         $    785,891         $    415,441
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
       currency transactions
       and swaps ..............................  (51,409,750)        (62,179,849)         (13,622,386)         (14,887,156)
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written,
       options, foreign
       currency translation ...................  115,694,643           4,250,698           52,848,700          (13,628,982)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ..   69,745,888         (54,081,278)          40,012,205          (28,100,697)
-------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class .....................   (4,571,428)         (3,701,358)            (439,054)            (611,584)
         Service Class ........................      (44,094)            (31,171)              (4,483)             (21,586)
       Net realized gains
         Investment Class .....................           --                  --                   --                   --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ........................   (4,615,522)         (3,732,529)            (443,537)            (633,170)
-------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
       operations and distributions ...........   65,130,366         (57,813,807)          39,568,668          (28,733,867)
-------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class .......................   64,397,898          94,234,967           79,557,388           51,770,924
       Service Class ..........................    1,059,458           1,224,478            2,317,439            3,989,555
     Value of distributions reinvested
       Investment Class .......................    4,564,695           3,699,883              412,448              611,565
       Service Class ..........................       44,094              31,171                4,483               21,586
     Cost of shares redeemed
       Investment Class .......................  (46,711,979)        (36,280,502)         (23,000,982)         (28,930,245)
       Service Class ..........................     (338,812)           (303,268)          (1,502,928)          (1,619,922)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ....................   23,015,354          62,606,729           57,787,848           25,843,463
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....   88,145,720           4,792,922           97,356,516           (2,890,404)

NET ASSETS
   Beginning of period ........................  266,126,722         261,333,800          133,860,683          136,751,087
-------------------------------------------------------------------------------------------------------------------------------
   End of period .............................. $354,272,442        $266,126,722         $231,217,199         $133,860,683
===============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD ....... $  4,909,310        $  4,263,043         $    616,869         $    274,515
-------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ..............................    8,589,030          10,838,090            9,563,678            5,590,644
     Issued for distributions reinvested ......      639,313             414,321               53,014               62,789
     Shares redeemed ..........................   (6,147,359)         (4,218,994)          (2,836,945)          (3,300,826)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........    3,080,984           7,033,417            6,779,747            2,352,607
===============================================================================================================================
   SERVICE CLASS:
     Shares sold ..............................      140,921             142,848              287,431              445,464
     Issued for distributions reinvested ......        6,167               3,491                  576                2,216
     Shares redeemed ..........................      (44,538)            (34,615)            (190,279)            (176,282)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........      102,550             111,724               97,728              271,398
===============================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             STRATEGIC
                                                                 INCOME                                     INVESTMENT
                                                                   FUND                                           FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     YEAR                    YEAR                  YEAR                   YEAR
                                                     ENDED                   ENDED                 ENDED                  ENDED
                                                    9/30/03                 9/30/02               9/30/03                9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ............   $  8,568,081            $ 10,864,735         $    734,954            $   570,665
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
       currency transactions
       and swaps ..............................      4,375,403               3,796,569             (652,154)              (401,757)
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written,
       options, foreign
       currency translation ...................     (1,448,776)              1,651,055            6,600,271             (3,935,607)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ..     11,494,708              16,312,359            6,683,071             (3,766,699)
-----------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class .....................     (9,033,435)            (10,940,526)            (697,753)              (177,424)
         Service Class ........................             --                      --                   --                     --
       Net realized gains
         Investment Class .....................     (3,340,346)             (5,633,352)                  --                     --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ........................    (12,373,781)            (16,573,878)            (697,753)              (177,424)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
       operations and distributions ...........       (879,073)               (261,519)           5,985,318             (3,944,123)
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class .......................     19,185,717              23,001,098           46,421,024             32,165,482
       Service Class ..........................             --                      --                   --                     --
     Value of distributions reinvested
       Investment Class .......................     12,505,994              16,574,587              697,739                177,424
       Service Class ..........................             --                      --                   --                     --
     Cost of shares redeemed
       Investment Class .......................    (23,065,904)            (40,197,165)         (19,005,338)            (4,331,883)
       Service Class ..........................             --                      --                   --                     --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ....................      8,625,807             (621,480)             28,113,425             28,011,023
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....      7,746,734                (882,999)          34,098,743             24,066,900

NET ASSETS
   Beginning of period ........................    215,986,696             216,869,695           30,164,374              6,097,474
-----------------------------------------------------------------------------------------------------------------------------------
   End of period ..............................   $223,733,430            $215,986,696         $ 64,263,117            $30,164,374
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD .......   $    304,948            $    280,813         $    570,780            $   526,038
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ..............................      1,920,007               2,306,164            4,939,209              3,342,135
     Issued for distributions reinvested ......      1,249,591               1,693,022               79,560                 17,994
     Shares redeemed ..........................     (2,296,674)             (4,112,522)          (2,000,177)              (463,343)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........        872,924                (113,336)           3,018,592              2,896,786
===================================================================================================================================
   SERVICE CLASS:
     Shares sold ..............................             --                      --                   --                     --
     Issued for distributions reinvested ......             --                      --                   --                     --
     Shares redeemed ..........................             --                      --                   --                     --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........             --                      --                   --                     --
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------
                                                                  MONEY
                                                                 MARKET
                                                                   FUND
--------------------------------------------------------------------------------------
                                                       YEAR                YEAR
                                                       ENDED               ENDED
                                                      9/30/03             9/30/02
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) ............    $  1,289,454         $  1,619,907
     Net realized gain (loss) on
       investments, futures,
       written options, foreign
       currency transactions
       and swaps ..............................             267                 (462)
     Net increase (decrease) in
       unrealized appreciation/
       (depreciation) on investments,
       futures, written,
       options, foreign
       currency translation ...................              --                   --
--------------------------------------------------------------------------------------
     Net increase (decrease) from operations ..       1,289,721            1,619,445
--------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class .....................      (1,289,454)          (1,162,377)
         Service Class ........................              --             (457,530)
       Net realized gains
         Investment Class .....................              --                   --
--------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ........................      (1,289,454)          (1,619,907)
--------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
       operations and distributions ...........             267                 (462)
--------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class .......................      21,563,864          122,172,620
       Service Class ..........................              --            2,908,918
     Value of distributions reinvested
       Investment Class .......................       1,315,243            1,139,425
       Service Class ..........................              --              464,735
     Cost of shares redeemed
       Investment Class .......................     (54,010,119)         (15,807,966)
       Service Class ..........................              --          (44,267,324)
--------------------------------------------------------------------------------------
     Net increase (decrease) from
       shares transactions ....................     (31,131,012)          66,610,408
--------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....     (31,130,745)          66,609,946

NET ASSETS
   Beginning of period ........................     114,324,396           47,714,450
--------------------------------------------------------------------------------------
   End of period ..............................    $ 83,193,651         $114,324,396
======================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD .......    $         --         $         39
--------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ..............................      21,563,864          122,172,620
     Issued for distributions reinvested ......       1,315,243            1,139,425
     Shares redeemed ..........................     (54,010,119)         (15,807,966)
--------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........     (31,131,012)         107,504,079
======================================================================================
   SERVICE CLASS:
     Shares sold ..............................              --            2,908,918
     Issued for distributions reinvested ......              --              464,735
     Shares redeemed ..........................              --          (44,267,324)
--------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ........              --          (40,893,671)
======================================================================================


----------
See Notes to Financial Statements.


72 & 73

                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------


1.  ORGANIZATION OF THE FUNDS

GE Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of twelve investment funds (each a "Fund" and collectively the "Funds") although only the following ten are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Income Fund, Strategic Investment Fund and Money Market Fund. The Funds are presently authorized to issue two classes of shares -- the Investment Class and the Service Class. As of September 30, 2003, the following Funds had two share classes active: U.S. Equity Fund, International Equity Fund, Premier Growth Equity Fund and Money Market Fund. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current prospectus of the Funds).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, a Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the

                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------


counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds' currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds' financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds' risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At September 30, 2003, information on the tax components of capital is as follows:

                                                                                                         Net Tax Unrealized
                                              Cost of                Gross Tax           Gross Tax         Appreciation/
                                           Investments for          Unrealized          Unrealized         (Depreciation)
                                            Tax Purposes           Appreciation        Depreciation        on Investments
---------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                            $339,960,060           $18,346,147         $(28,167,772)       $ (9,821,625)
S&P 500 Index Fund                            86,667,326             4,655,844           (9,013,297)         (4,357,453)
Value Equity Fund                            129,057,204             7,747,885          (10,236,036)         (2,488,151)
Mid-Cap Value Equity Fund                     14,580,025             1,865,254             (956,505)            908,749
Small-Cap Value Equity Fund                  109,909,790             7,599,450           (3,607,367)          3,992,083
International Equity Fund                    389,162,868            34,674,416          (23,094,739)         11,579,677
Premier Growth Equity Fund                   235,792,281            17,550,733          (20,662,030)         (3,111,297)
Income Fund                                  273,762,609             7,001,836             (783,429)          6,218,407
Strategic Investment Fund                     79,524,159             2,905,736           (1,533,691)          1,372,045
Money Market Fund                             83,137,405                    --                  (38)                (38)


                                              Net Tax
                                            Appreciation/
                                           (Depreciation)
                                           on Derivatives,         Undistributed      Undistributed
                                          Foreign Currency       Ordinary Income/        Long-Term          Post October
                                              and Other            (Accumulated     Gains/(Accumulated         Losses
                                             Net Assets           Ordinary Loss)       Capital Loss)     (see Details Below)
----------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                            $      --               $2,303,745         $(26,265,125)      $  (7,422,143)
S&P 500 Index Fund                                 --                1,040,097          (16,445,161)         (5,668,220)
Value Equity Fund                                  --                1,241,396          (13,809,993)         (3,125,344)
Mid-Cap Value Equity Fund                          --                  226,091                   --                  --
Small-Cap Value Equity Fund                        --                  717,358                   --            (456,879)
International Equity Fund                      39,978                4,989,702          (98,846,462)        (43,567,374)
Premier Growth Equity Fund                         --                  554,069          (21,320,360)         (6,285,043)
Income Fund                                        --                1,972,787            1,498,436                  --
Strategic Investment Fund                      (5,111)                 526,003              (58,822)           (162,600)
Money Market Fund                                  --                       38                 (269)                 --


                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------

As of September 30, 2003, the following Funds have capital loss carryovers as indicated below. The Strategic Investment Fund utilized $13,213 of its capital loss carryover during the year ended September 30, 2003. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.


Fund                                                                     Amount                                   Expires
--------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                                     $  9,267,908                                 09/30/10
                                                                       16,997,216                                 09/30/11

S&P 500 Index Fund                                                     10,134,125                                 09/30/10
                                                                        6,311,036                                 09/30/11

Value Equity Fund                                                         401,673                                 09/30/09
                                                                        7,672,281                                 09/30/10
                                                                        5,736,038                                 09/30/11

International Equity Fund                                                 831,308                                 09/30/09
                                                                       35,780,923                                 09/30/10
                                                                       62,234,231                                 09/30/11

Premier Growth Equity Fund                                              4,694,591                                 09/30/10
                                                                       16,625,768                                 09/30/11

Strategic Investment Fund                                                  58,822                                 09/30/10

Money Market Fund                                                              27                                 09/30/08
                                                                               44                                 09/30/09
                                                                                3                                 09/30/10
                                                                              195                                 09/30/11


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2002 as follows:

Fund                              Currency            Capital
-------------------------------------------------------------

U.S. Equity Fund                 $       --        $ 7,422,143

S&P 500 Index Fund                       --          5,668,220

Value Equity Fund                         1          3,125,343

Small-Cap Value Equity Fund             --             456,879

International Equity Fund           159,284         43,408,090

Premier Growth Equity Fund               --          6,285,043

Strategic Investment Fund                --            162,600

                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------

The tax composition of distributions paid during the years ended September 30, 2003 and September 30, 2002 were as follows:

                                                Year ended September 30, 2003              Year ended September 30, 2002
                                             -----------------------------------        ------------------------------------
                                               Ordinary             Long-Term              Ordinary             Long-Term
                                                 Income           Capital Gains             Income            Capital Gains
                                             -------------      ----------------        -------------       ----------------
U.S. Equity Fund                             $ 2,546,122            $     --             $  2,841,406          $       --

S&P 500 Index Fund                               903,178                  --                  996,437                  --

Value Equity Fund                              1,587,755                  --                1,229,321                  --

Mid-Cap Value Equity Fund                        118,831                  --                  476,126               1,149

Small-Cap Value Equity Fund                       98,336             528,494                2,446,192             700,119

International Equity Fund                      4,615,522                  --                3,732,529                  --

Premier Growth Equity Fund                       443,537                  --                  633,170                  --

Income Fund                                   12,006,049             367,732               16,573,878                  --

Strategic Investment Fund                        697,753                  --                  177,424                  --

Money Market Fund                              1,289,454                  --                1,619,907                  --



DISTRIBUTIONS TO SHAREHOLDERS The Income Fund and Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay distributions annually of net realized capital gains in excess of capital loss carryforwards. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency exchange contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

All discounts and premiums on taxable bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES The Funds pay a "unitary fee" equivalent to the Funds' advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3. LINE OF CREDIT

Effective December 18, 2002, and expiring December 17, 2003, the Trust shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The S&P 500 Index Fund is not covered by this line of credit. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the year ended September 30, 2003.

                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------

4. FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:

                                                                  Average Daily                             Advisory and
                                                               Net Assets of Fund                       Administration Fees*
-----------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                               First $25 million                                 .55%
Value Equity Fund                                               Next $25 million                                 .45%
Premier Growth Equity Fund                                      Over $50 million                                 .35%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                                    All Assets                                 .15%
Mid-Cap Value Equity Fund                                      First $25 million                                 .65%
                                                                Next $25 million                                 .60%
                                                                Over $50 million                                 .55%
-----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                                    First $25 million                                 .70%
                                                                Next $25 million                                 .65%
                                                                Over $50 million                                 .60%
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                      First $25 million                                 .75%
                                                                Next $50 million                                 .65%
                                                                Over $75 million                                 .55%
-----------------------------------------------------------------------------------------------------------------------------
Income Fund                                                   First $25 million                                  .35%
                                                               Next $25 million                                  .30%
                                                               Next $50 million                                  .25%
                                                              Over $100 million                                  .20%
-----------------------------------------------------------------------------------------------------------------------------
Strategic Investment Fund                                      First $25 million                                 .45%
                                                                Next $25 million                                 .40%
                                                                Over $50 million                                 .35%
-----------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                              First $25 million                                 .25%
                                                                Next $25 million                                 .20%
                                                                Next $50 million                                 .15%
                                                               Over $100 million                                 .10%

* From time to time, GEAM may waive or reimburse advisory or administrative fees paid by a Fund.

                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------


DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.25% for Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

TRUSTEE COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

SECURITIES LENDING PROGRAM GEAM administers the security lending program for the Income Fund. The security lending fee is based on the number and duration of the lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program. For the year ended September 30, 2003, the Income Fund paid $186,701 to GEAM.

5. SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, effective May 1, 2001, SSgA Funds Management, Inc., ("SSgA"), is the Sub-Adviser to the S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund) and Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the Small-Cap Value Equity Fund.

SSgA and Palisade are responsible for the day-to-day portfolio management of the assets of their respective Funds, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays SSgA and Palisade monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

6. INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the year ended September 30, 2003, were as follows:


                                                                       Purchases                             Sales
---------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                                     $132,179,467                        $ 69,658,383

S&P 500 Index Fund                                                     13,353,636                          24,988,315

Value Equity Fund                                                      53,618,367                          38,152,850

Mid-Cap Value Equity Fund                                               2,891,665                           2,813,709

Small-Cap Value Equity Fund                                           122,877,286                          51,701,893

International Equity Fund                                             154,092,147                         122,152,010

Premier Growth Equity Fund                                             88,461,792                          35,052,880

Income Fund                                                           870,719,513                         839,161,491

Strategic Investment Fund                                              87,222,676                          59,327,680


                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------

OPTIONS During the year ended September 30, 2003, the following option contracts were written:

                                             Small-Cap Value Equity Fund                          Income Fund
                                       --------------------------------------       --------------------------------------
                                       Number of Contracts            Premium       Number of Contracts            Premium
--------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2002                --                  $      --                --                 $      --
Written                                        197                     43,928                25                    26,084
Closed and Expired                            (197)                   (43,928)              (25)                  (26,084)
--------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2003                --                  $      --                --                 $      --
--------------------------------------------------------------------------------------------------------------------------


SWAP AGREEMENTS Open swap transactions held by the Funds consisted of the following as of September 30, 2003:


Income Fund                                                                                             Notional Amount
-----------------------------------------------------------------------------------------------------------------------
Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 40 basis points monthly,
expires February, 28 2004.                                                                                  $ 2,500,000



SECURITY LENDING At September 30, 2003, the following Funds participated in securities lending:

                                                                   Loaned securities
                                                              (including accrued interest)                Cash Collateral
-------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                                     $  5,322,715                          $  5,450,687

Mid-Cap Value Equity Fund                                                  56,793                                58,525

Small-Cap Value Equity Fund                                            16,469,647                            17,010,177

International Equity Fund                                              46,971,892                            49,488,839

Premier Growth Equity Fund                                              1,382,674                             1,433,187

Income Fund                                                            16,233,892                            16,486,911

Strategic Investment Fund                                               5,270,403                             5,457,634


                                NOTES TO FINANCIAL STATEMENTS September 30, 2003
--------------------------------------------------------------------------------

7.  BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at September 30, 2003 are:

                                                              5% or Greater
                                                              Shareholders
                                                 ---------------------------------------
                                                                                 % of                   % of Fund Held
                                                   Number                      Fund Held               by GE Affiliates*
------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                     4                              68%                        41%
S&P 500 Index Fund                                   2                              90%                         0%
Value Equity Fund                                    9                              78%                         7%
Mid-Cap Value Equity Fund                            3                              97%                        79%
Small-Cap Value Equity Fund                          3                              92%                        92%
International Equity Fund                            5                              85%                        54%
Premier Growth Equity Fund                           6                              66%                         0%
Income Fund                                          3                              72%                        27%
Strategic Investment Fund                            5                              98%                        69%
Money Market Fund                                    4                              96%                        84%


Investment activities of these shareholders could have a material impact on these Funds.

* Included in the 5% or Greater Shareholders percentage.

8.  FUND TERMINATION

At a meeting held on June 3, 2003, the GE Institutional Funds' Board of Trustees approved a plan of dissolution, liquidation and termination pursuant to which the Premier Research Equity Fund, Premier International Equity Fund and Europe Equity Fund were liquidated and their assets distributed on a pro rata basis to shareholders of record as of the close of business on September 23, 2003.

                                                  REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE Institutional Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE Institutional Funds (the "Trust") at September 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, MA
November 21, 2003

                                                     TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------

The following Funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended September 30, 2003, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the total amount of taxes paid by the Funds follows:


                                Total Foreign       Total Foreign
                                Source Income         Taxes Paid
-----------------------------------------------------------------

International Equity Fund       $7,903,020             $788,075

During the year ended September 30, 2003, the following GE Institutional Funds paid to shareholders of record on December 17, 2002 the following long-term capital gain dividends.


Fund                              Per Share Amount
--------------------------------------------------
Small-Cap Value Equity Fund           $ 0.15119
Income Fund                             0.01697

The Funds intend to designate the maximum amount of dividends, qualified for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003, allowable.

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

                                              ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    54

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   President, GE Asset Management
Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Chairman of the Board and Chief Executive
Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

                                              ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    36

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Manager of Mutual Fund
Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected
and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Senior Vice President and General
Counsel - Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Vice President and Associate
General Counsel - Asset Management Services at GEAM since May 1997, Vice President and Assistant Secretary of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

                                              ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Managing Director,
Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds and GE LifeStyle Funds
since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds, Inc. since December 2001.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds and GE LifeStyle Funds
since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   68

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Retired since 1983 from Salomon
Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE    GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

                                                                 INVESTMENT TEAM
--------------------------------------------------------------------------------

CHRISTOPHER BROWN
--------------------------------------------------------------------------------
CO-PORTFOLIO MANAGER FOR STRATEGIC INVESTMENT FUND

Christopher Brown is a Senior Vice President with GE Asset Management. He manages domestic equity investments for Strategic Investment Fund and has served in this capacity since September 2003. Chris began his career at GE in 1981, spending two years in the Financial Management Program. He then spent the next two years as an International Sector Financial Analyst with Sadelmi New York, Inc., a GE subsidiary, and joined Stamford, CT-based GE Asset Management in 1985. Chris is a cum laude graduate in economics from Bucknell University and is the holder of a Chartered Financial Analyst designation.


DAVID CARLSON
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND
PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND

David Carlson is a Director and Executive Vice President with GE Asset Management responsible for managing U.S. and Growth equity portfolios. He joined GE in 1980 as part of the GE Financial Management Program. He is a Trustee for the GE Canada Pension Trust, a Chartered Financial Analyst, and a member of the New York Society of Security Analysts. Dave is a graduate of Indiana University with a BS in Finance.


DONALD J. DUNCAN
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE MONEY MARKET FUND

Donald J. Duncan is a Vice President of GE Asset Management. He is portfolio manager of the Money Market Fund and has served on the Fund's portfolio management team since the Fund's inception. Mr. Duncan joined GE Asset Management in 1988 in Trade Support and held several positions including Mutual Fund Controller. He was appointed Investment Manager - Short Term Securities in 1990 and Vice President - Money Markets in 2002. Mr. Duncan holds a B.S. from the University of Rhode Island.



RALPH LAYMAN
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE INTERNATIONAL EQUITY FUND
CO-PORTFOLIO MANAGER FOR THE STRATEGIC INVESTMENT FUND

Ralph Layman is responsible for managing GE Asset Management's International Equity operations. Ralph is an Executive Vice President of GEAM, a Trustee for the GE Pension Trust and a member of the Asset Allocation committee. Prior to joining GE Asset Management, he was a Vice President and Portfolio Manager of Templeton Investment Counsel, Inc. for five years where he managed global equity institutional accounts. He was instrumental in forming Templeton's Emerging Markets Fund, the first listed emerging markets equity fund in the U.S. in 1987. Ralph is the holder of a Chartered Financial Analyst designation, a charter member of the International Society of Security Analysts and a member of the New York Society of Security Analysts. He is also a member of the New York Stock Exchange International Capital Markets Advisory Committee and a member of the Frank Russell 20/20 Executive Committee. He holds a BS in Economics and an MS in Finance from the University of Wisconsin.


ROBERT MACDOUGALL
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE INCOME FUND
CO-PORTFOLIO MANAGER FOR THE STRATEGIC INVESTMENT FUND

Robert MacDougall is a Director and Executive Vice President of GE Asset Management. He manages the overall fixed income investments for GE Asset Management. He leads a team of portfolio managers for the Income Fund. Mr. MacDougall also manages fixed income investments for the Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Bob joined GEAM in 1986 as Vice President. He became a Senior Vice President in 1993 and Executive Vice President in 1997. Prior to joining GEAM, Bob held a variety of Financial Management positions within GE's Corporate Treasury and Financial Planning departments. Bob received both his Masters and Bachelor in Business Administration from the University of Massachusetts.

--------------------------------------------------------------------------------

PAUL REINHARDT
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE VALUE EQUITY FUND

Paul Reinhardt is a Senior Vice President of GE Asset Management and portfolio manager of the Value Equity Fund and has served in that capacity since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987. Paul holds an MBA from Columbia University, a BA in Economics from Hartwick College, and is a member of the New York Society of Security Analysts. He is also a holder of a Chartered Financial Analyst designation.


CHIP WHITMAN
--------------------------------------------------------------------------------
PORTFOLIO MANAGER FOR THE MID-CAP VALUE EQUITY FUND

Chip Whitman is Senior Vice President with GE Asset Management responsible for managing the U.S. Mid-Cap Value portfolios. Chip joined GEAM after completing GE's Financial Management Program. He holds an MS degree from the MIT Sloan School of Management, a BA in Mathematics from Hamilton College and is the holder of a Chartered Financial Analyst designation.


SUB-ADVISERS
--------------------------------------------------------------------------------
PALISADE CAPITAL MANAGEMENT, L.L.C.

SUB-ADVISER FOR THE SMALL-CAP VALUE EQUITY FUND

The Small-Cap Value Equity Fund is managed by Palisade's Senior Investment Committee which is composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Dennison Veru and Richard Whitman. Jack Feiler, Chief Investment Officer of Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program.

Jack has more than 32 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Jack worked for Burnham & Co. as an Account Executive and was promoted to Senior Executive Vice President of Broad Street Investment Management in 1981. In 1990, he joined Smith Barney as Senior Vice President of Investments. Jack received his Bachelor's degree in 1964 from City College of New York and his Juris Doctor degree from Brooklyn Law School in 1967.

SSGA FUNDS MANAGEMENT, INC.

SUB-ADVISER FOR THE S&P 500 INDEX FUND

SSgA is one of the State Street Global Advisors companies which constitute the investment management business of State Street Corporation. State Street Global Advisors has been in the business of providing investment advisory services since 1978. SSgA is a newly formed entity which, as a result of a change in federal law, has succeeded the registered investment company advisory business of State Street Global Advisors in May 2001.

The Fund is managed by a team of portfolio managers led by Karl Schneider. Mr. Schneider is a Principal of SSgA in the U.S. Structured Products Group. He joined State Street Global Advisors in 1996. Before joining the U.S. Structured Products Group, Mr. Schneider worked as a portfolio manager in State Street Global Advisor's Currency Management Group. Prior to this, he was an analyst in the Process Engineering division within State Street's custody operations. Mr. Schneider holds B.S. degrees in Finance and Investments from Babson College.

--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
John Crager

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

COUNSEL
Sutherland, Asbill & Brennan, LLP

CUSTODIAN
State Street Bank & Trust Company

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, PRESIDENT
David Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, MUTUAL FUNDS
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Geoffrey R. Norman, EVP, MARKETING
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE


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ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Constantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Constantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

               NOT REQUIRED


ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  December 09, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  December 09, 2003

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE INSTITUTIONAL FUNDS

Date:  December 09, 2003

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.